Securities Act of 1933 File No. 333-20637
                                Investment Company Act of 1940 File No. 811-8035

      As filed with the Securities and Exchange Commission on July 29, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                  Pre-Effective Amendment No.                            /_/
                                                  ----


                  Post-Effective Amendment No.     18                    /X/
                                                  ----


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                  Amendment No.      21                                  /X/
                                    ----


                        (Check appropriate box or boxes)


                              AFBA 5STAR FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

            C/O PFPC INC., 400 BELLEVUE PARKWAY, WILMINGTON, DE 19809
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 243-9865
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                         MR. JOHN A. JOHNSON, PRESIDENT
            C/O PFPC INC., 400 BELLEVUE PARKWAY, WILMINGTON, DE 19809
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                             MICHAEL P. O'HARE, ESQ.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

         /X /     immediately upon filing pursuant to paragraph (b) of Rule 485

         /_/      on (date) pursuant to paragraph (b) of Rule 485

         / /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

         /_/      on (date) pursuant to paragraph (a)(1) of Rule 485

         /_/      75 days after filing pursuant to paragraph (a)(2) of Rule 485

         /_/      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              AFBA 5STAR FUND, INC.


PROSPECTUS DATED JULY 31, 2004


AFBA 5STAR BALANCED FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR MID CAP FUND
AFBA 5STAR SCIENCE &
     TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR USA GLOBAL FUND

[LOGO OMITTED]

ADVISORY SERIES
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

SHARES OF THE FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED JULY 31, 2004


AFBA 5STAR FUND, INC.



                               MANAGER:
                               AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

                               SUB-ADVISER:
                               KORNITZER CAPITAL MANAGEMENT, INC.


                               DISTRIBUTOR:
                               PFPC DISTRIBUTORS, INC.


TABLE OF CONTENTS


                                                                                                                  Page
                               INFORMATION ABOUT THE FUNDS
                               Investment Objectives and Principal Investment Strategies.......................     1
                               Principal Risk Factors..........................................................     3
                               Past Performance................................................................     5
                               Fees and Expenses...............................................................    14
                               Manager and Sub-Adviser.........................................................    22
                               Financial Highlights...........................................................     24

                               INFORMATION ABOUT INVESTING
                               Selecting the Correct Class of Shares...........................................    38
                               How to Purchase Shares..........................................................    41
                               How to Redeem Shares............................................................    42
                               Shareholder Services............................................................    42
                               How Share Price is Determined...................................................    42
                               Distributions and Taxes.........................................................    43
                               Additional Policies About Transactions..........................................    44
                               Distribution and Service Arrangements...........................................    46
                               Conducting Business with AFBA 5Star Fund .......................................    48

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                           The investment objectives and the manner in which the funds within AFBA 5Star Fund, Inc. (the "Company") will pursue their objectives are as follows:


                           o AFBA 5STAR BALANCED FUND -- seeks both long-term
                             capital growth and high current income. To pursue its investment objectives, the Fund invests primarily in domestic common stocks and high-yielding, higher-risk debt securities, including corporate bonds, convertible debt securities, preferred stocks and convertible preferred stocks.

                           o AFBA 5STAR HIGH YIELD FUND -- seeks high current
                             income with capital growth as a secondary objective. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in high-yielding, higher-risk debt securities.

                           o AFBA 5STAR LARGE CAP FUND -- seeks long-term
                             capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic common stocks of large capitalization or "large cap" companies, most of which are listed on the New York Stock Exchange. The Fund considers a company to be a large cap company if it has a market capitalization of $10 billion or greater at the time of purchase.

                           o AFBA 5STAR MID CAP FUND -- seeks long-term capital
                             growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities (common stocks, convertibles and warrants) issued by medium-sized or "mid cap" companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $1.5 billion and $10 billion at the time of purchase. The Fund's sub-adviser generally expects average weighted market capitalization of the Fund to be in the $3 billion to $5 billion range.

                           o AFBA 5STAR SCIENCE & TECHNOLOGY FUND -- seeks
                             long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in common stocks and other domestic equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement, and use of science and technology.

                           o AFBA 5STAR SMALL CAP FUND -- seeks long-term
                             capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities issued by small capitalization or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of less than $2 billion at the time of purchase.

                           o AFBA 5STAR USA GLOBAL FUND -- seeks capital growth.
MARKET CAPITALIZATION:       To pursue its investment objective, the Fund, under
How much a company is        normal circumstances, invests at least 80% of its
considered to be worth.      net assets in common stocks of companies based in
It equals the number of      the United States that receive greater than 40% of
outstanding shares times     their revenues or pre-tax income from global sales
the share price.             and operations. The international operations of
                             these U.S. based companies will provide investors with exposure to at least three foreign countries.


                           Each Fund's principal investment strategies are described below:


                           o AFBA 5STAR BALANCED FUND invests in a combination
                             of domestic common stocks, high-yielding, higher-risk corporate bonds and high-yielding, higher-risk convertible debt securities. The Fund may also invest in government bonds, mortgage-backed securities and asset- backed securities. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the sub-adviser's view of economic conditions and underlying security values. Under normal circumstances, the sub-adviser will invest at least 25% of the Fund's assets in equity securities and at least 25% in debt securities. Many of the Fund's common stock investments are expected to pay dividends.

                           o AFBA 5STAR HIGH YIELD FUND uses extensive
                             fundamental research to identify debt investment opportunities among higher-risk, high yielding securities. Emphasis is placed on relative value and good corporate management. Specifically, the sub-adviser may look at a number of past, present and estimated factors such as: 1) financial strength of the issuer; 2) cash flow; 3) management; 4) borrowing requirements; and 5) responsiveness to changes in interest rates and business conditions.

                           o AFBA 5STAR LARGE CAP FUND invests in large cap
                             companies that meet specific cash flow criteria and/or are expected to benefit from long-term industry and technological trends that are likely to positively impact company performance. The cash flow criteria used by the sub-adviser focuses on consistency and predictability of cash generation. Separately, long-term trends are identified with the purpose of investing in companies that should have favorable operating environments over the next three to five years. The final stock selection process includes: 1) ongoing fundamental analysis of industries and the economic cycle; 2) analysis of company-specific factors such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector. Realization of dividend income is a secondary consideration.

                           o AFBA 5STAR MID CAP FUND identifies long-term trends
                             with the aim of investing in mid cap companies that the sub-adviser believes should have favorable operating environments during the three to five years after purchase. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector.

                           o AFBA 5STAR SCIENCE & TECHNOLOGY FUND selects stocks
                             that the sub-adviser believes have prospects for above average earnings based on intensive fundamental research, as well as companies with long-term growth potential. Portfolio holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing, producing or distributing products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. The Fund focuses on technology companies which, in the sub-adviser's opinion, have sustainable long-term business models, as well as companies that are likely to benefit from long-term trends identified by the sub-adviser. Some of the industries likely to be represented in the Fund's portfolio are:


                           o Electronics, including hardware, software
                             and components;
                           o Communications;
                           o E-commerce;
                           o Information;
                           o Media;
                           o Life sciences and healthcare;
                           o Environmental services;
                           o Chemicals and synthetic materials; and
                           o Defense and aerospace.

                           o AFBA 5STAR SMALL CAP FUND targets a mix of "value"
                             and "growth" small cap companies. Generally, value stocks typically include stocks of companies that are priced at relatively low ratios of price-to-earnings or price-to-book value, and they also focus on companies believed to be coming out of industry downturns. Growth stocks usually sell at high ratios of price-to-earnings or price-to-book value but have high earnings growth rates. The sub-adviser identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; and 3) rigorous valuation analysis.


                           o AFBA 5STAR USA GLOBAL FUND identifies companies
                             that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; 3) rigorous valuation analysis; and 4) the issuer must have substantial international operations. The Fund may have a significant amount of assets invested in the technology sector.

                           Each Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.

                           TEMPORARY INVESTMENTS -- The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets. Also, keep in mind that a temporary defensive strategy still has the potential to lose money.


                           INVESTMENT POLICY CHANGES -- The investment objectives and policies described above indicate how the Funds are managed. The objectives and policies of the AFBA 5Star Balanced, AFBA 5Star High Yield, AFBA 5Star Large Cap and AFBA 5Star USA Global Funds may only be changed if both the Board of Directors and shareholders approve the change. The objectives and policies of the AFBA 5Star Mid Cap, AFBA 5Star Science & Technology and AFBA 5Star Small Cap Funds may be changed by the Board without shareholder approval, and with respect to a Fund's policy of investing, under normal circumstances, at least 80% of its net assets in the types of securities suggested by the Fund's name, shareholders of such Funds must receive at least 60 days notice before any change.


PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

DIVERSIFICATION:           MARKET RISKS -- Equity securities are subject to
A technique to reduce      market, economic and business risks that will cause
the risks inherent in      their prices to fluctuate over time. Since the Funds
any investment by          (except the AFBA 5Star High Yield Fund) are normally
investing in a broad       invested in equity securities, the value of these
range of securities        Funds will likely go up and down. As with an
from different             investment in any mutual fund, there is a risk that
industries, locations      you could lose money by investing in the Funds.
or asset classes.
                           A Fund's success depends largely on the sub-adviser's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions.
                           For example, at various times stocks will be more or less favorable than bonds, and small cap or mid cap company stocks will be more or less favorable than large cap company stocks. Because of this, the Funds may perform better or worse than other types of funds depending on what is in "favor."

                           DEBT RISKS -- The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

                           HIGH YIELD RISKS -- The AFBA 5Star Balanced and AFBA 5Star High Yield Funds invest in lower-rated, high-yielding bonds (so-called "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.


                           INTERNATIONAL RISKS -- International investing poses additional risks such as currency fluctuation, political instability, less government regulation, less publicly available information, limited trading markets and greater volatility. However, the AFBA 5Star USA Global Fund invests only in U.S. companies traded in the U.S. and denominated in U.S. dollars. While this eliminates direct foreign investment, the companies the Fund invests in will experience these risks in their day-to-day business dealings. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.


                           LARGE CAP COMPANY RISKS -- The AFBA 5Star Large Cap Fund invests primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, small cap companies, especially during extended periods of economic expansion.

                           MID CAP COMPANY RISKS -- The AFBA 5Star Mid Cap Fund invests primarily in mid cap companies. Generally, mid cap companies may have more potential for growth than large cap companies. Investing in mid cap companies, however, may involve greater risks than investing in large cap companies. Mid cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. An investment in the Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations. Mid cap company stocks may be bought and sold less often and in smaller amounts than large cap company stocks. Therefore, if the Fund wants to sell a large quantity of a mid cap company's stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund's sub-adviser attempts to minimize this risk by investing in stocks that are readily bought and sold.

                           SMALL CAP COMPANY RISKS -- The AFBA 5Star Small Cap Fund invests primarily in small cap companies. Investments in small cap companies often involve greater risks than investing in large cap companies. These companies may not have the management experience, financial resources, product diversification or competitive strengths of large cap companies. As a result, the securities of small cap companies may be more volatile than the securities of larger, more established companies. Thus, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. The Fund tries to minimize volatility by diversifying in terms of companies and industries. Small cap company stocks tend to be bought and sold less often and in smaller amounts than large cap company stocks. Because of this, if the Fund wants to sell a large quantity of a small cap company's stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund's sub-adviser tries to minimize this risk by investing in stocks that are readily bought and sold.

                           SECTOR RISKS -- Since the AFBA 5Star Science & Technology Fund is focused on science and technology related industries, it is more concentrated than stock funds invested in a broader range of industries. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may also at times invest significantly in technology related industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Therefore, the AFBA 5Star Science & Technology Fund is likely to be more volatile, and the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may, to the extent they focus on technology related industries, be more volatile than a fund that does not invest significantly in technology related industries.

                           MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISKS -- The AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund invest in mortgage-backed and asset-backed securities, which are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, a Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and its income distribution.



PAST PERFORMANCE
--------------------------------------------------------------------------------

                           The performance information shown on the following pages provides an indication of the risks of investing in the Funds. The bar charts show the total returns for Class A Shares of each Fund for each full calendar year since inception of the Fund. For periods prior to the inception date of Class A Shares, the total return information is based on the historical performance of each Fund's original class of shares (Class I Shares) since commencement of operations. The tables show Class A, Class B, and Class C Shares average annual returns for certain periods compared with those of a relevant, widely recognized benchmark. The returns assume that all dividends and capital gains distributions have been reinvested in new shares of the Fund.

                           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares; after-tax returns for Class B and Class C Shares will vary. A FUND'S PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL PERFORM IN THE FUTURE.

                           Different classes of shares of the same Fund will generally have substantially similar annual returns because the shares are invested in the same portfolio of securities. Annual returns of the Class A, B and C Shares will differ from each other to the extent that the classes have different expenses (including Rule 12b-1 and shareholder fees) or sales charges. The returns shown in the bar charts do not reflect any sales charges. If sales charges were reflected, returns would be less than those shown.

AFBA 5STAR BALANCED FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR*

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

1998           (0.50%)
1999             6.38%
2000            11.57%
2001             2.46%
2002          (14.63%)
2003            26.08%


                           Year-to-Date Return as of June 30, 2004 =           5.75%
                           Best Quarter: Quarter Ended June 30, 2003 =        13.35%
                           Worst Quarter: Quarter Ended September 30, 2001 = (13.34%)

                           * FOR THE PERIODS PRIOR TO THE SEPTEMBER 24, 2001
                             INCEPTION DATE OF CLASS A SHARES, THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES. SALES CHARGES APPLICABLE TO CLASS A SHARES ARE NOT REFLECTED IN THE CALCULATIONS OF PERFORMANCE. IF ANY APPLICABLE FRONT-END SALES CHARGES HAD BEEN INCLUDED, THE PERFORMANCE SHOWN WOULD HAVE BEEN LOWER.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                    1 YEAR         5 YEARS         SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star Balanced Fund

   Class A return before taxes(1).............................      19.19%          4.35%              4.63%(2)
   Class A return after taxes on distributions1 ..............      18.28%          3.11%              3.38%(2)
   Class A return after taxes on distributions and sale of
      shares(1)...............................................      12.62%          2.95%              3.19%(2)
   Class B return before taxes................................      20.45%           N/A               8.73%(3)
   Class C return before taxes................................      24.12%           N/A               9.97%(3)
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)(4).........................................      28.67%         (0.59%)              5.73%
Lipper Balanced Fund Index (reflects no deduction
for fees, expenses or taxes)(5)...............................      19.94%          2.95%               6.20%
-----------------------------------------------------------------------------------------------------------------------

(1) FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS A SHARES, WHICH WAS SEPTEMBER 24, 2001, THE AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO SHOW THE EFFECT OF ANY APPLICABLE FRONT-END SALES CHARGE AND RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

(2) INCEPTION DATE OF THE FUND = JUNE 3, 1997.

(3) INCEPTION DATE OF CLASS B AND C SHARES = SEPTEMBER 24, 2001.

(4) THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(5) THE LIPPER BALANCED FUND INDEX IS AN UNMANAGED INDEX AND INCLUDES THE 30 LARGEST MUTUAL FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY THE STOCK/BOND RATIO OF THE FUNDS IN THE INDEX RANGES AROUND 60%/40%. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------
ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR*

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

1998            (6.08%)
1999              2.05%
2000              8.18%
2001              9.96%
2002              2.15%
2003             20.00%


                           Year-to-Date Return as of June 30, 2004 =          2.71%
                           Best Quarter: Quarter Ended June 30, 2003 =        8.53%
                           Worst Quarter: Quarter Ended September 30, 1998 = (6.36%)

                           * FOR THE PERIODS PRIOR TO THE SEPTEMBER 24, 2001
                             INCEPTION DATE OF CLASS A SHARES, THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES. SALES CHARGES APPLICABLE TO CLASS A SHARES ARE NOT REFLECTED IN THE CALCULATIONS OF PERFORMANCE. IF ANY APPLICABLE FRONT-END SALES CHARGES HAD BEEN INCLUDED, THE PERFORMANCE SHOWN WOULD HAVE BEEN LOWER.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------

                                                                                               ANNUALIZED TOTAL RETURN
                                                                    1 YEAR         5 YEARS         SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star High Yield Fund

   Class A return before taxes(1).............................     15.46%           7.46%              5.63%(2)
   Class A return after taxes on distributions(1).............     13.85%           4.59%              3.06%(2)
   Class A return after taxes on distributions and sale
   of shares(1)...............................................     10.06%           4.53%              3.15%(2)
   Class B return before taxes................................     15.03%             N/A              8.96%(3)
   Class C return before taxes................................     18.05%             N/A             10.11%(3)
Merrill Lynch High Yield Bond Index (reflects no
deduction for fees, expenses or taxes)(4).....................     27.23%           5.47%              5.92%
Lipper High Yield Fund Index (reflects no deduction for
fees, expenses or taxes)(5)...................................     26.36%           2.92%              3.52%
----------------------------------------------------------------------------------------------------------------------

(1) FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS A SHARES, WHICH WAS SEPTEMBER 24, 2001, THE AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO SHOW THE EFFECT OF ANY APPLICABLE FRONT-END SALES CHARGE AND RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

(2) INCEPTION DATE OF THE FUND = JUNE 3, 1997.

(3) INCEPTION DATE OF CLASS B AND C SHARES = SEPTEMBER 24, 2001.

(4) THE MERRILL LYNCH HIGH YIELD BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF OVER 1,200 HIGH YIELD BONDS REPRESENTATIVE OF THE HIGH YIELD BOND MARKET AS A WHOLE. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(5) THE LIPPER HIGH YIELD FUND INDEX IS A WIDELY RECOGNIZED INDEX OF MUTUAL FUNDS THAT INVEST PRIMARILY IN HIGH YIELD BONDS. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------
ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR*

[BAR CHART OMITTED, PLOT POINTS FOLLOWS

1998                 6.16%
1999                13.17%
2000                20.35%
2001              (15.14%)
2002              (25.71%)
2003                29.74%


                           Year-to-Date Return as of June 30, 2004 = 2.69%
                           Best Quarter: Quarter Ended June 30, 2000 = 19.98% Worst Quarter: Quarter Ended June 30, 2002 = (20.09%)

                           * FOR THE PERIODS PRIOR TO THE SEPTEMBER 24, 2001
                             INCEPTION DATE OF CLASS A SHARES, THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES. SALES CHARGES APPLICABLE TO CLASS A SHARES ARE NOT REFLECTED IN THE CALCULATIONS OF PERFORMANCE. IF ANY APPLICABLE FRONT-END SALES CHARGES HAD BEEN INCLUDED, THE PERFORMANCE SHOWN WOULD HAVE BEEN LOWER.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                   1 YEAR          5 YEARS         SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star Large Cap Fund
   Class A return before taxes(1).............................     22.60%           1.03%              3.13%(2)
   Class A return after taxes on distributions(1).............     22.60%           0.78%              2.86%(2)
   Class A return after taxes on distributions and sale
   of shares(1)...............................................     14.69%           0.77%              2.57%(2)
   Class B return before taxes................................     24.02%             N/A              4.75%(3)
   Class C return before taxes................................     27.77%             N/A              6.09%(3)
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)(4).........................................     28.67%          (0.59%)             5.73%
----------------------------------------------------------------------------------------------------------------------

(1) FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS A SHARES, WHICH WAS SEPTEMBER 24, 2001, THE AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO SHOW THE EFFECT OF ANY APPLICABLE FRONT-END SALES CHARGE AND RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

(2) INCEPTION DATE OF THE FUND = JUNE 3, 1997.

(3) INCEPTION DATE OF CLASS B AND C SHARES = SEPTEMBER 24, 2001.

(4) THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR MID CAP FUND

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003         43.60%


                           Year-to-Date Return as of June 30, 2004 = 8.22%
                           Best Quarter: Quarter Ended June 30, 2003 = 22.97% Worst Quarter: Quarter Ended March 31, 2003 = (3.73%)



AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                                   1 YEAR         SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------------

AFBA 5Star Mid Cap Fund
   Class A return before taxes..............................................       35.68%              5.45%
   Class A return after taxes on distributions..............................       35.68%              5.45%
   Class A return after taxes on distributions and sale of shares...........       23.19%              4.65%
   Class B return before taxes..............................................       37.88%              5.79%
   Class C return before taxes..............................................       41.62%              8.23%
S&P 400 Mid Cap Index (reflects no deduction for fees, expenses
or taxes)(2)................................................................       35.59%              5.36%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(3)........       28.67%              3.79%
----------------------------------------------------------------------------------------------------------------------

(1) INCEPTION DATE OF THE FUND = MAY 1, 2002.

(2) THE S&P 400 MID CAP INDEX IS AN UNMANAGED, MARKET CAPITALIZATION-WEIGHTED INDEX OF 400 MEDIUM-CAPITALIZATION STOCKS DESIGNED TO MEASURE THE MID-SIZE COMPANY SEGMENT OF THE U.S. MARKETS. THE PERFORMANCE OF THE S&P 400 MID CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE PRIMARY INDEX THAT THE FUND USES FOR COMPARATIVE PURPOSES IS THE S&P 400 MID CAP INDEX. THE FUND PREVIOUSLY PRESENTED THE S&P 500 INDEX IN SHAREHOLDER COMMUNICATIONS, BUT THE FUND HAS NOW SELECTED THE S&P 400 MID CAP INDEX AS THE MOST MEANINGFUL INDEX FOR COMPARISON PURPOSES.

(3) THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------
ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2002        (39.00%)
2003          63.07%


                           Year-to-Date Return as of June 30, 2004 = 10.31%
                           Best Quarter: Quarter Ended June 30, 2003 = 29.08% Worst Quarter: Quarter Ended June 30, 2002 = (31.05%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------

                                                                                               ANNUALIZED TOTAL RETURN
                                                                                   1 YEAR         SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star Science & Technology Fund

   Class A return before taxes..............................................       54.00%              3.22%
   Class A return after taxes on distributions..............................       54.00%              3.22%
   Class A return after taxes on distributions and sale of shares...........       35.10%              2.74%
   Class B return before taxes..............................................       57.13%              3.72%
   Class C return before taxes..............................................       60.89%              5.11%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(2)........       28.67%              2.55%
Lipper Science & Technology Fund Index (reflects no deduction
for fees, expenses or taxes)(3).............................................       51.31%             (0.18%)
----------------------------------------------------------------------------------------------------------------------

(1) INCEPTION DATE OF THE FUND = OCTOBER 12, 2001.

(2) THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


(3) THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX IS AN UNMANAGED, EQUALLY-WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING MUTUAL FUNDS (BASED ON NET ASSETS) IN THE LIPPER SCIENCE AND TECHNOLOGY CLASSIFICATION. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR SMALL CAP FUND
--------------------------------------------------------------------------------
ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2002            (26.45%)
2003              50.85%

                           Year-to-Date Return as of June 30, 2004 =          12.68%
                           Best Quarter: Quarter Ended June 30, 2003 =        30.75%
                           Worst Quarter: Quarter Ended September 30, 2002 = (22.82%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                                   1 YEAR         SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star Small Cap Fund

   Class A return before taxes............................................         42.50%              11.21%
   Class A return after taxes on distributions............................         42.42%              11.18%
   Class A return after taxes on distributions and sale
   of shares .............................................................         27.73%               9.61%
   Class B return before taxes ...........................................         45.09%              11.99%
   Class C return before taxes ...........................................         48.84%              13.26%
S&P 600 Small Cap Index (reflects no deduction for fees,
expenses or taxes)(2).....................................................         38.77%              14.58%
Lipper Small Cap Fund Index (reflects no deduction for fees,
expenses or taxes)(3).....................................................         41.32%              10.67%
----------------------------------------------------------------------------------------------------------------------

(1) INCEPTION DATE OF THE FUND = OCTOBER 15, 2001.

(2) THE S&P 600 SMALL CAP INDEX IS A MARKET VALUE WEIGHTED INDEX CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE PERFORMANCE OF THE S&P 600 SMALL CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER SMALL CAP FUND INDEX IS COMPRISED OF THE TOP 25-30 MANAGED MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR-WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR USA GLOBAL FUND
--------------------------------------------------------------------------------
ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR*

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

1998             8.00%
1999            32.02%
2000             8.88%
2001          (10.53%)
2002          (27.23%)
2003            37.11%


                           Year-to-Date Return as of June 30, 2004 =           5.83%
                           Best Quarter: Quarter Ended December 31, 1999 =    19.55%
                           Worst Quarter: Quarter Ended September 30, 2002 = (22.01%)

                           * FOR THE PERIODS PRIOR TO THE SEPTEMBER 24, 2001
                             INCEPTION DATE OF CLASS A SHARES, THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES. SALES CHARGES APPLICABLE TO CLASS A SHARES ARE NOT REFLECTED IN THE CALCULATIONS OF PERFORMANCE. IF ANY APPLICABLE FRONT-END SALES CHARGES HAD BEEN INCLUDED, THE PERFORMANCE SHOWN WOULD HAVE BEEN LOWER.


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                   1 YEAR          5 YEARS         SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star USA Global Fund
   Class A return before taxes(1).............................     29.51%           3.93%              4.65%(2)
   Class A return after taxes on distributions(1).............     29.51%           3.73%              4.43%(2)
   Class A return after taxes on distributions and sale
   of shares(1)...............................................     19.18%           3.32%              3.93%(2)
   Class B return before taxes................................     31.41%            N/A               7.23%(3)
   Class C return before taxes................................     35.26%            N/A               8.57%(3)
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)(4).........................................     28.67%          (0.59%)             5.73%
----------------------------------------------------------------------------------------------------------------------

(1) FOR PERIODS PRIOR TO THE INCEPTION DATE OF CLASS A SHARES, WHICH WAS SEPTEMBER 24, 2001, THE AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO SHOW THE EFFECT OF ANY APPLICABLE FRONT-END SALES CHARGE AND RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

(2) INCEPTION DATE OF THE FUND = JUNE 3, 1997.

(3) INCEPTION DATE OF CLASS B AND C SHARES = SEPTEMBER 24, 2001.

(4) THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEES & EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold Class A, B or C Shares of each AFBA 5Star Fund. There are different share classes to allow you to maximize your potential return depending on your and your financial consultant's current expectations for your investment in a Fund.


--------------------------------------------------------------------------------
AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR MID CAP FUND
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR USA GLOBAL FUND

--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                       CLASS A       CLASS B(1)     CLASS C
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ..................................     5.50%(2)       None          None
Maximum Deferred Sales Charge (Load) ......................................     1.00%(3)       4.75%(4)      1.00%(5)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ...............     None           None          None
Redemption Fee ............................................................     None           None          None
Exchange Fee ..............................................................     None           None          None
--------------------------------------------------------------------------------------------------------------------


(1) CLASS B SHARES CONVERT TO CLASS A SHARES AUTOMATICALLY AT THE END OF THE SEVENTH YEAR (84TH MONTH) AFTER PURCHASE. INVESTORS SEEKING TO PURCHASE CLASS B SHARES IN AMOUNTS THAT EXCEED $250,000 SHOULD DISCUSS WITH THEIR FINANCIAL CONSULTANT WHETHER THE PURCHASE OF ANOTHER CLASS WOULD BE MORE APPROPRIATE; SUCH ORDERS MAY BE REJECTED BY A FUND.


(2) REDUCED FOR PURCHASES OF $50,000 AND MORE; WAIVED FOR CERTAIN SYSTEMATIC RETIREMENT ACCOUNTS. INVESTMENTS OF $1 MILLION OR MORE ARE SOLD WITH NO INITIAL SALES CHARGE. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. EMPLOYER-SPONSORED DEFINED CONTRIBUTION PLANS INVESTING $1 MILLION OR MORE, OR WITH 100 OR MORE ELIGIBLE EMPLOYEES, AND INDIVIDUAL RETIREMENT ACCOUNT ROLLOVERS INVOLVING RETIREMENT PLAN ASSETS INVESTED IN AN AFBA 5STAR FUND, MAY INVEST WITH NO SALES CHARGE AND ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE. INVESTMENTS MADE THROUGH RETIREMENT PLANS, ENDOWMENTS OR FOUNDATIONS WITH $50 MILLION OR MORE IN ASSETS, OR THROUGH CERTAIN QUALIFIED FEE BASED PROGRAMS MAY ALSO BE MADE WITH NO SALES CHARGE AND ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE.


(3) CLASS A SHARES ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (A "CDSC"); EXCEPT CERTAIN PURCHASES THAT ARE NOT SUBJECT TO AN INITIAL SALES CHARGE MAY INSTEAD BE SUBJECT TO A CDSC OF 1.00% ON AMOUNTS REDEEMED WITHIN THE FIRST YEAR OF PURCHASE. SUCH A CDSC MAY BE WAIVED IN CONNECTION WITH REDEMPTIONS TO PARTICIPANTS IN CERTAIN FEE-BASED PROGRAMS.

(4) A CDSC WILL BE CHARGED ON REDEMPTIONS OF CLASS B SHARES AS FOLLOWS: 4.75% DURING THE FIRST YEAR; 4.25% DURING THE SECOND YEAR; 3.25% DURING THE THIRD YEAR; 2.25% DURING THE FOURTH AND FIFTH YEARS; 1.25% DURING THE SIXTH YEAR; AND 0.50% DURING THE SEVENTH YEAR. CLASS B SHARES AUTOMATICALLY CONVERT INTO CLASS A SHARES AT THE END OF THE SEVENTH YEAR AFTER PURCHASE AND THEREAFTER WILL NOT BE SUBJECT TO A CDSC.

(5) CLASS C SHARES ARE SUBJECT TO A 1.00% CDSC ONLY IF THEY ARE REDEEMED WITHIN THE FIRST 12 MONTHS AFTER PURCHASE.

AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                      CLASS A        CLASS B(1)     CLASS C
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)...................................     3.75%(2)       None          None
Maximum Deferred Sales Charge (Load).......................................     1.00%(3)       4.00%(4)      1.00%(5)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................     None           None          None
Redemption Fee.............................................................     None           None          None
Exchange Fee...............................................................     None           None          None
--------------------------------------------------------------------------------------------------------------------


(1) CLASS B SHARES CONVERT TO CLASS A SHARES AUTOMATICALLY AT THE END OF THE SEVENTH YEAR (84TH MONTH) AFTER PURCHASE. INVESTORS SEEKING TO PURCHASE CLASS B SHARES IN AMOUNTS THAT EXCEED $250,000 SHOULD DISCUSS WITH THEIR FINANCIAL CONSULTANT WHETHER THE PURCHASE OF ANOTHER CLASS WOULD BE MORE APPROPRIATE; SUCH ORDERS MAY BE REJECTED BY A FUND.


(2) REDUCED FOR PURCHASES OF $50,000 AND MORE; WAIVED FOR CERTAIN SYSTEMATIC RETIREMENT ACCOUNTS. INVESTMENTS OF $1 MILLION OR MORE ARE SOLD WITH NO INITIAL SALES CHARGE. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. EMPLOYER-SPONSORED DEFINED CONTRIBUTION PLANS INVESTING $1 MILLION OR MORE, OR WITH 100 OR MORE ELIGIBLE EMPLOYEES, AND INDIVIDUAL RETIREMENT ACCOUNT ROLLOVERS INVOLVING RETIREMENT PLAN ASSETS INVESTED IN AN AFBA 5STAR FUND, MAY INVEST WITH NO SALES CHARGE AND ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE. INVESTMENTS MADE THROUGH RETIREMENT PLANS, ENDOWMENTS OR FOUNDATIONS WITH $50 MILLION OR MORE IN ASSETS, OR THROUGH CERTAIN QUALIFIED FEE BASED PROGRAMS MAY ALSO BE MADE WITH NO SALES CHARGE AND ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE.


(3) CLASS A SHARES ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (A "CDSC"); EXCEPT CERTAIN PURCHASES THAT ARE NOT SUBJECT TO AN INITIAL SALES CHARGE MAY INSTEAD BE SUBJECT TO A CDSC OF 1.00% ON AMOUNTS REDEEMED WITHIN THE FIRST YEAR OF PURCHASE. SUCH A CDSC MAY BE WAIVED IN CONNECTION WITH REDEMPTIONS TO PARTICIPANTS IN CERTAIN FEE-BASED PROGRAMS.

(4) A CDSC WILL BE CHARGED ON REDEMPTIONS OF CLASS B SHARES AS FOLLOWS: 4.00% DURING THE FIRST YEAR; 3.00% DURING THE SECOND YEAR AND THIRD YEAR; 2.00% DURING THE FOURTH YEAR, FIFTH AND SIXTH YEARS; AND 1.00% DURING THE SEVENTH YEAR. CLASS B SHARES AUTOMATICALLY CONVERT INTO CLASS A SHARES AT THE END OF THE SEVENTH YEAR AFTER PURCHASE AND THEREAFTER WILL NOT BE SUBJECT TO A CDSC.

(5) CLASS C SHARES ARE SUBJECT TO A 1.00% CDSC ONLY IF THEY ARE REDEEMED WITHIN THE FIRST 12 MONTHS AFTER PURCHASE.

AFBA 5STAR BALANCED FUND
------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                                    CLASS A        CLASS B       CLASS C
                                                                                    -------        -------       -------
Management Fees............................................................           0.80%          0.80%         0.80%
Distribution and Shareholder Service (12b-1) Fees..........................           0.25%          1.00%         1.00%

Other Expenses.............................................................           1.41%          1.40%         1.40%
                                                                                     -----          -----         -----
Total Annual Fund Operating Expenses.......................................           2.46%          3.20%         3.20%
Less Fee Waivers/Expense Payments(1).......................................          (1.13%)        (1.12%)       (1.12%)
                                                                                     -----          -----         -----

Net Total Annual Fund Operating Expenses...................................           1.33%          2.08%         2.08%
                                                                                     =====          =====         =====

AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                                    CLASS A        CLASS B       CLASS C
                                                                                    -------        -------       -------
Management Fees............................................................           0.80%          0.80%         0.80%
Distribution and Shareholder Service (12b-1) Fees..........................           0.25%          1.00%         1.00%

Other Expenses.............................................................           2.01%          2.03%         2.02%
                                                                                     -----          -----         -----
Total Annual Fund Operating Expenses.......................................           3.06%          3.83%         3.82%
Less Fee Waivers/Expense Payments(1).......................................          (1.73%)        (1.75%)       (1.74%)
                                                                                     -----          -----         -----

Net Total Annual Fund Operating Expenses...................................           1.33%          2.08%         2.08%
                                                                                     =====          =====         =====

AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                                    CLASS A        CLASS B       CLASS C
                                                                                    -------        -------       -------
Management Fees............................................................           0.80%          0.80%         0.80%
Distribution and Shareholder Service (12b-1) Fees..........................           0.25%          1.00%         1.00%

Other Expenses.............................................................           2.47%          2.49%         2.47%
                                                                                     -----          -----         -----
Total Annual Fund Operating Expenses.......................................           3.52%          4.29%         4.27%
Less Fee Waivers/Expense Payments(1).......................................          (1.99%)        (2.01%)       (1.99%)
                                                                                     -----          -----         -----

Net Total Annual Fund Operating Expenses...................................           1.53%          2.28%         2.28%
                                                                                     =====          =====         =====


(1) THE INVESTMENT MANAGER HAS ENTERED INTO A CONTRACTUAL AGREEMENT TO WAIVE FEES AND/OR PAY EXPENSES IN AMOUNTS NECESSARY TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING RULE 12B-1 AND SHAREHOLDER SERVICE FEES) TO 1.08% THROUGH JULY 31, 2005, WITH RESPECT TO THE AFBA 5STAR BALANCED FUND AND AFBA 5STAR HIGH YIELD FUND. IN ADDITION, THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR PAY EXPENSES IN AMOUNTS NECESSARY TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING RULE 12B-1 AND SHAREHOLDER SERVICE FEES) THROUGH JULY 31, 2005 TO 1.28% FOR THE AFBA 5STAR LARGE CAP FUND. THEREAFTER, THE INVESTMENT MANAGER MAY EITHER RENEW OR TERMINATE THESE ARRANGEMENTS. WHEN A FUND'S ASSETS GROW TO A POINT WHERE FEE WAIVERS AND/OR EXPENSE PAYMENTS ARE NO LONGER NECESSARY TO MEET THE EXPENSE LIMITATION TARGET, THE INVESTMENT MANAGER MAY SEEK TO RECOUP AMOUNTS IT WAIVED OR EXPENSES THAT IT PAID. THE INVESTMENT MANAGER WILL ONLY SEEK TO RECOUP SUCH AMOUNTS IF TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING RULE 12B-1 AND SHAREHOLDER SERVICE FEES) PLUS THE AMOUNTS RECOUPED DO NOT EXCEED THE EXPENSE LIMITATION TARGET. THE INVESTMENT MANAGER SHALL BE ENTITLED TO RECOUP SUCH AMOUNTS FOR A PERIOD OF THREE YEARS FROM THE DATE SUCH AMOUNT WAS WAIVED OR PAID.

AFBA 5STAR MID CAP FUND
------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                                    CLASS A        CLASS B       CLASS C
                                                                                    -------        -------       -------
Management Fees............................................................           0.80%          0.80%         0.80%
Distribution and Shareholder Service (12b-1) Fees..........................           0.25%          1.00%         1.00%

Other Expenses.............................................................          15.31%         15.98%        14.80%
                                                                                    ------         ------        ------
Total Annual Fund Operating Expenses.......................................          16.36%         17.78%        16.60%
Less Fee Waivers/Expense Payments(1).......................................         (14.83%)       (15.50%)      (14.32%)
                                                                                    ------         ------        ------

Net Total Annual Fund Operating Expenses...................................           1.53%          2.28%         2.28%
                                                                                    ======         ======        ======

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                                    CLASS A        CLASS B       CLASS C
                                                                                    -------        -------       -------
Management Fees............................................................           0.80%          0.80%         0.80%
Distribution and Shareholder Service (12b-1) Fees..........................           0.25%          1.00%         1.00%

Other Expenses.............................................................           9.40%          9.37%         9.03%
                                                                                    ------         ------        ------
Total Annual Fund Operating Expenses.......................................          10.45%         11.17%        10.83%
Less Fee Waivers/Expense Payments(1).......................................          (8.92%)        (8.89%)       (8.55%)
                                                                                    ------         ------        ------

Net Total Annual Fund Operating Expenses...................................           1.53%          2.28%         2.28%
                                                                                    ======         ======        ======

AFBA 5STAR SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                                    CLASS A        CLASS B       CLASS C
                                                                                    -------        -------       -------
Management Fees............................................................           0.80%          0.80%         0.80%
Distribution and Shareholder Service (12b-1) Fees..........................           0.25%          1.00%         1.00%

Other Expenses.............................................................           3.19%          3.31%         3.15%
                                                                                    ------         ------        ------
Total Annual Fund Operating Expenses.......................................           4.24%          5.11%         4.95%
Less Fee Waivers/Expense Payments(1).......................................          (2.71%)        (2.83%)       (2.67%)
                                                                                    ------         ------        ------

Net Total Annual Fund Operating Expenses...................................           1.53%          2.28%         2.28%
                                                                                    ======         ======        ======


(1) THE INVESTMENT MANAGER HAS ENTERED INTO A CONTRACTUAL AGREEMENT TO WAIVE FEES AND/OR PAY EXPENSES TO THE EXTENT NECESSARY TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES OF EACH FUND (EXCLUDING RULE 12B-1 AND SHAREHOLDER SERVICE FEES) TO 1.28% THROUGH JULY 31, 2005. THEREAFTER, THE INVESTMENT MANAGER MAY EITHER RENEW OR TERMINATE THESE ARRANGEMENTS. WHEN A FUND'S ASSETS GROW TO A POINT WHERE FEE WAIVERS AND/OR EXPENSE PAYMENTS ARE NO LONGER NECESSARY TO MEET THE EXPENSE LIMITATION TARGET, THE INVESTMENT MANAGER MAY SEEK TO RECOUP AMOUNTS IT WAIVED OR EXPENSES THAT IT PAID. THE INVESTMENT MANAGER WILL ONLY SEEK TO RECOUP SUCH AMOUNTS IF TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING RULE 12B-1 AND SHAREHOLDER SERVICE FEES) PLUS THE AMOUNTS RECOUPED DO NOT EXCEED THE EXPENSE LIMITATION TARGET. THE INVESTMENT MANAGER SHALL BE ENTITLED TO RECOUP SUCH AMOUNTS FOR A PERIOD OF THREE YEARS FROM THE DATE SUCH AMOUNT WAS WAIVED OR PAID.


AFBA 5STAR USA GLOBAL FUND

------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                                                    CLASS A        CLASS B       CLASS C
                                                                                    -------        -------       -------
Management Fees............................................................           0.80%          0.80%         0.80%
Distribution and Shareholder Service (12b-1) Fees..........................           0.25%          1.00%         1.00%

Other Expenses.............................................................           1.48%          1.52%         1.51%
                                                                                     -----          -----         -----
Total Annual Fund Operating Expenses.......................................           2.53%          3.32%         3.31%
Less Fee Waivers/Expense Payments(1).......................................          (1.00%)        (1.04%)       (1.03%)
                                                                                     -----          -----         -----
Net Total Annual Fund Operating Expenses...................................           1.53%          2.28%         2.28%
                                                                                     =====          =====         =====

(1) THE INVESTMENT MANAGER HAS ENTERED INTO A CONTRACTUAL AGREEMENT TO WAIVE FEES AND/OR PAY EXPENSES IN AMOUNTS NECESSARY TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES OF THE FUND (EXCLUDING RULE 12B-1 AND SHAREHOLDER SERVICE
    FEES) TO 1.28% THROUGH JULY 31, 2005. THEREAFTER, THE INVESTMENT MANAGER MAY EITHER RENEW OR TERMINATE THESE ARRANGEMENTS. WHEN A FUND'S ASSETS GROW TO A POINT WHERE FEE WAIVERS AND/OR EXPENSE PAYMENTS ARE NO LONGER NECESSARY TO MEET THE EXPENSE LIMITATION TARGET, THE INVESTMENT MANAGER MAY SEEK TO RECOUP AMOUNTS IT WAIVED OR EXPENSES THAT IT PAID. THE INVESTMENT MANAGER WILL ONLY SEEK TO RECOUP SUCH AMOUNTS IF TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING RULE 12B-1 AND SHAREHOLDER SERVICE FEES) PLUS THE AMOUNTS RECOUPED DO NOT EXCEED THE EXPENSE LIMITATION TARGET. THE INVESTMENT MANAGER SHALL BE ENTITLED TO RECOUP SUCH AMOUNTS FOR A PERIOD OF THREE YEARS FROM THE DATE SUCH AMOUNT WAS WAIVED OR PAID.


FEE EXAMPLES
--------------------------------------------------------------------------------

The following examples are intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



AFBA 5STAR BALANCED FUND
----------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR(3)  3 YEARS(3)  5 YEARS(3)  10 YEARS(3)
Class A(1)............................................................     $678      $1,172      $1,692      $3,111
Class B (assuming no redemption)......................................     $211      $  882      $1,577      $3,426
Class B (assuming complete redemption at end of period)(2)............     $700      $1,228      $1,825      $3,426
Class C (assuming no redemption)......................................     $211      $  882      $1,577      $3,426
Class C (assuming complete redemption at end of period)(2)............     $314      $  882      $1,577      $3,426

(1) ASSUMES DEDUCTION AT TIME OF PURCHASE OF MAXIMUM SALES CHARGE.

(2) ASSUMES DEDUCTION AT REDEMPTION OF MAXIMUM DEFERRED SALES CHARGE.

(3) PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER THROUGH JULY 31, 2005 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3, 5 AND 10-YEAR EXAMPLES.

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

AFBA 5STAR HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR(3)  3 YEARS(3)  5 YEARS(3)  10 YEARS(3)

Class A(1)...............................................................    $505      $1,128      $1,775       $3,505
Class B (assuming no redemption).........................................    $211      $1,009      $1,825       $3,951
Class B (assuming complete redemption at end of period)(2)...............    $623      $1,325      $2,041       $3,951
Class C (assuming no redemption).........................................    $211      $1,007      $1,821       $3,943
Class C (assuming complete redemption at end of period)(2)...............    $314      $1,007      $1,821       $3,943


(1) ASSUMES DEDUCTION AT TIME OF PURCHASE OF MAXIMUM SALES CHARGE.

(2) ASSUMES DEDUCTION AT REDEMPTION OF MAXIMUM DEFERRED SALES CHARGE.


(3) PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER THROUGH JULY 31, 2005 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3, 5 AND 10-YEAR EXAMPLES.


AFBA 5STAR LARGE CAP FUND
----------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR(3)  3 YEARS(3)  5 YEARS(3)  10 YEARS(3)

Class A(1)...............................................................    $697      $1,396      $2,115      $4,009
Class B (assuming no redemption).........................................    $231      $1,119      $2,019      $4,326
Class B (assuming complete redemption at end of period)(2)...............    $719      $1,457      $2,257      $4,326
Class C (assuming no redemption).........................................    $231      $1,115      $2,011      $4,311
Class C (assuming complete redemption at end of period)(2)...............    $334      $1,115      $2,011      $4,311


(1) ASSUMES DEDUCTION AT TIME OF PURCHASE OF MAXIMUM SALES CHARGE.

(2) ASSUMES DEDUCTION AT REDEMPTION OF MAXIMUM DEFERRED SALES CHARGE.


(3) PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER THROUGH JULY 31, 2005 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3, 5 AND 10-YEAR EXAMPLES.

The above examples are for comparison purposes only and are not a representation of the Funds' actual expenses and returns, either past or future.

AFBA 5STAR MID CAP FUND
----------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR(3)  3 YEARS(3)  5 YEARS(3)  10 YEARS(3)

Class A(1)...............................................................    $697      $3,543      $5,780       $9,492
Class B (assuming no redemption).........................................    $231      $3,432      $5,867       $9,701
Class B (assuming complete redemption at end of period)(2)...............    $719      $3,685      $6,001       $9,701
Class C (assuming no redemption).........................................    $231      $3,257      $5,622       $9,513
Class C (assuming complete redemption at end of period)(2)...............    $334      $3,257      $5,622       $9,513


(1) ASSUMES DEDUCTION AT TIME OF PURCHASE OF MAXIMUM SALES CHARGE.

(2) ASSUMES DEDUCTION AT REDEMPTION OF MAXIMUM DEFERRED SALES CHARGE.


(3) PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER THROUGH JULY 31, 2005 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3, 5 AND 10-YEAR EXAMPLES.


AFBA 5STAR SCIENCE & TECHNOLOGY FUND
----------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR(3)  3 YEARS(3)  5 YEARS(3)  10 YEARS(3)

Class A(1)...............................................................     $697      $2,631      $4,360      $7,921
Class B (assuming no redemption).........................................     $231      $2,386      $4,284      $8,094
Class B (assuming complete redemption at end of period)(2)...............     $719      $2,680      $4,463      $8,094
Class C (assuming no redemption).........................................     $231      $2,328      $4,188      $7,968
Class C (assuming complete redemption at end of period)(2)...............     $334      $2,328      $4,188      $7,968


(1) ASSUMES DEDUCTION AT TIME OF PURCHASE OF MAXIMUM SALES CHARGE.

(2) ASSUMES DEDUCTION AT REDEMPTION OF MAXIMUM DEFERRED SALES CHARGE.


(3) PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER THROUGH JULY 31, 2005 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3, 5 AND 10-YEAR EXAMPLES.


The above examples are for comparison purposes only and are not a representation of the Funds' actual expenses and returns, either past or future.

AFBA 5STAR SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR(3)  3 YEARS(3)  5 YEARS(3)  10 YEARS(3)

Class A(1)...............................................................     $697      $1,533      $2,381      $4,558
Class B (assuming no redemption).........................................     $231      $1,280      $2,326      $4,932
Class B (assuming complete redemption at end of period)(2)...............     $719      $1,612      $2,556      $4,932
Class C (assuming no redemption).........................................     $231      $1,249      $2,267      $4,818
Class C (assuming complete redemption at end of period)(2)...............     $334      $1,249      $2,267      $4,818


(1) ASSUMES DEDUCTION AT TIME OF PURCHASE OF MAXIMUM SALES CHARGE.

(2) ASSUMES DEDUCTION AT REDEMPTION OF MAXIMUM DEFERRED SALES CHARGE.


(3) PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER THROUGH JULY 31, 2005 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3, 5 AND 10-YEAR EXAMPLES.


AFBA 5STAR USA GLOBAL FUND
----------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR(3)  3 YEARS(3)  5 YEARS(3)  10 YEARS(3)

Class A(1)...............................................................     $697      $1,204      $1,737      $3,187
Class B (assuming no redemption).........................................     $231      $  925      $1,642      $3,543
Class B (assuming complete redemption at end of period)(2)...............     $719      $1,270      $1,889      $3,543
Class C (assuming no redemption).........................................     $231      $  923      $1,638      $3,534
Class C (assuming complete redemption at end of period)(2)...............     $334      $  923      $1,638      $3,534


(1) ASSUMES DEDUCTION AT TIME OF PURCHASE OF MAXIMUM SALES CHARGE.

(2) ASSUMES DEDUCTION AT REDEMPTION OF MAXIMUM DEFERRED SALES CHARGE.


(3) PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER THROUGH JULY 31, 2005 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3, 5 AND 10-YEAR EXAMPLES.

The above examples are for comparison purposes only and are not a representation of the Funds' actual expenses and returns, either past or future.

MANAGER AND SUB-ADVISER
--------------------------------------------------------------------------------

                           AFBA 5Star Investment Management Company (the "Manager"), a corporation organized under the laws of the Commonwealth of Virginia, acts as the Funds' investment and business manager and is a registered investment adviser under the Investment Advisers Act of 1940. Pursuant to the current Management Agreement for each of the Funds, the Manager is responsible for providing or obtaining investment management and related administrative services for the Funds. The sole business of the Manager is the management of the Funds, which as of June 30, 2004 had approximately $229 million in total assets. The Manager is a wholly-owned subsidiary of 5Star Financial, LLC and, ultimately, a wholly-owned subsidiary of Armed Forces Benefit Association ("AFBA"), which was organized in 1947 to provide low-cost life insurance for military families. As AFBA's eligibility criteria have expanded over the years, so have its services, which now include banking products, mutual funds, health insurance and financial services. Lt. General C.C. Blanton, USAF (Ret.), serves as the Chairman of the Manager's Board of Directors, as well as Chairman of the Board of Directors of the Company.

                           The Manager employs at its own expense Kornitzer Capital Management, Inc. ("KCM") as sub-adviser to manage the assets of the Funds on a day-to-day basis. KCM is an independent investment advisory firm founded in 1989 that serves a broad variety of individual, corporate and other institutional clients.

                           The AFBA 5Star Funds are managed by a team of eight portfolio managers supported by an experienced investment analysis and research staff. The portfolio managers are responsible for the day-to-day management of their respective Funds as indicated below.

                           JOHN KORNITZER. Mr. Kornitzer is the president and chief investment officer of KCM, and has over 35 years of investment experience. He has served as investment manager at several Fortune 500 companies prior to founding KCM in 1989. Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania. Mr. Kornitzer is the lead portfolio manager of the AFBA 5Star Balanced Fund.

                           KENT GASAWAY. Mr. Gasaway joined KCM in 1991 and is a Chartered Financial Analyst with more than 21 years of research and management experience. Previously, Mr. Gasaway spent 10 years with Waddell & Reed Mutual Funds Group. He holds a B.S. degree in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the AFBA 5Star High Yield Fund. He also serves as co-lead portfolio manager of the AFBA 5Star Large Cap, AFBA 5Star Mid Cap, AFBA 5Star Science & Technology, AFBA 5Star Small Cap, and AFBA 5Star USA Global Funds.

                           BOB MALE. Mr. Male is a Chartered Financial Analyst and has more than 15 years of investment research experience. Prior to joining KCM in 1997, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. degree in Business Administration from the University of Kansas and an MBA degree from Southern Methodist University. Mr. Male serves as co-lead portfolio manager of the AFBA 5Star Large Cap, AFBA 5Star Mid Cap, AFBA 5Star Science & Technology, AFBA 5Star Small Cap and AFBA 5Star USA Global Funds.

                           GRANT P. SARRIS. Mr. Sarris joined KCM in 2003 and is a Chartered Financial Analyst. He holds a B.A. degree from the University of Wisconsin and an MBA degree from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He has served as both a Senior Vice President and as a portfolio manager from 2002 to 2003 and portfolio manager from 1997 to 2002. Mr. Sarris serves as co-lead portfolio manager of the AFBA 5Star Large Cap, AFBA 5Star Mid Cap, AFBA 5Star Science & Technology, AFBA 5Star Small Cap, and AFBA 5Star USA Global Funds.

                           WILLIAM KORNITZER. Mr. Kornitzer worked for KCM as a research analyst from 1997 to 2000 and recently rejoined the firm in 2004 as a senior vice president and co-portfolio manager of the AFBA 5Star Large Cap and AFBA 5Star USA Global Funds. He was previously an executive director and portfolio manager at USAA Investment Management Company. Mr. Kornitzer received his MBA degree from Drexel University and his B.S. degree in Finance from Virginia Tech. Additionally, Mr. Kornitzer is a Chartered Financial Analyst and has over 12 years of investment experience.

                           ELIZABETH JONES. Ms. Jones joined KCM in 2003. She was previously a research analyst with Bank of America Capital Management. Ms. Jones received a B.S. degree from Georgetown University, an M.D. from Vanderbilt University, and an MBA degree from Arizona State University. She was a practicing M.D. for over five years. Ms. Jones serves as co-portfolio manager of the AFBA 5Star Science & Technology Fund. She has three years of investment experience and 11 years of healthcare industry experience.

                           DAVE CARLSEN. Mr. Carlsen joined KCM in 2004 and is a Chartered Financial Analyst. Mr. Carlsen was formerly a senior equity research analyst for technology at Strong Capital Management, Inc. and also worked for Northern Capital Management Inc. He received a B.S. degree in finance and investments from the University of Wisconsin. Mr. Carlsen serves as co-portfolio manager of the AFBA 5Star Science & Technology Fund. Mr. Carlsen has over 12 years of investment experience.

                           CLAY BRETHOUR. Mr. Brethour joined KCM in 2000 and is a Chartered Financial Analyst. He previously was an equity research analyst with Security Management Group and Dain Rauscher Wessels. Mr. Brethour holds a B.S. degree in Business-Finance from Kansas State University. Mr. Brethour serves as co-portfolio manager of the AFBA 5Star Science & Technology Fund. He has over 12 years of investment experience.

                           For its services, each Fund pays the Manager a fee at the annual rate of 0.80% of the Fund's average daily net assets. The Manager has entered into contractual arrangements to waive fees and/or pay expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class A, B and C Shares to 1.08% of average annual net assets, exclusive of Rule 12b-1 and shareholder service fees through July 31, 2005, with respect to the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund. In addition, the Manager has contractually agreed to waive fees and/or pay expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class A, B and C Shares to 1.28% of average annual net assets, exclusive of Rule 12b-1 and shareholder service fees through July 31, 2005 with respect to the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund. Thereafter, the Manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it waived or expenses that it paid. The Manager will only seek to recoup such amounts if Total Annual Fund Operating Expenses (exclusive of Rule 12b-1 and shareholder service fees) plus the amounts recouped do not exceed the expense limitation target. The Manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

                           AFBA 5Star Investment Management Company is located at 909 N. Washington Street, Alexandria, VA 22314. KCM is located at 5420 W. 61st Place, Shawnee Mission, KS 66205.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance since the inception of Class A, B and C Shares. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP and are included in the annual report, which is available, without charge, upon request.

AFBA 5STAR BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             FOR THE PERIOD FROM
                                                                                                         SEPTEMBER 24, 2001* THROUGH
                                             YEAR ENDED MARCH 31, 2004     YEAR ENDED MARCH 31, 2003            MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........$ 9.30    $ 9.23    $ 9.23    $ 11.45   $ 11.41   $ 11.41   $ 9.60    $ 9.60    $ 9.60
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income...................  0.32      0.28      0.26       0.25      0.18      0.18     0.13      0.13      0.13
    Net gain (loss) on securities
      (both realized and unrealized)........  2.39      2.33      2.34      (2.14)    (2.18)    (2.18)    1.85      1.81      1.81
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
  Total from investment operations..........  2.71      2.61      2.60      (1.89)    (2.00)    (2.00)    1.98      1.94      1.94
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
  LESS DISTRIBUTIONS:
    Dividends from net investment income.... (0.32)    (0.28)    (0.26)     (0.26)    (0.18)    (0.18)   (0.13)    (0.13)    (0.13)
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
  Total distributions ...................... (0.32)    (0.28)    (0.26)     (0.26)    (0.18)    (0.18)   (0.13)    (0.13)    (0.13)
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
Net asset value, end of period .............$11.69    $11.56    $11.57    $  9.30   $  9.23   $  9.23   $11.45    $11.41    $11.41
                                            ======    ======    ======    =======   =======   =======   ======    ======    ======
Total return** ............................. 29.32%    28.40%    28.31%    (16.49%)  (17.51%)  (17.53%)  20.60%    20.17%    20.17%
                                            ======    ======    ======    =======   =======   =======   ======    ======    ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ....$ 2.76    $ 0.34    $ 2.25    $  0.08   $  0.04   $  0.05   $ 0.04    $ 0.01    $ 0.01
Ratio of expenses to average net assets*** .  1.33%     2.08%     2.08%      1.33%     2.08%     2.08%    1.33%     2.08%     2.08%
Ratio of net investment income to
   average net assets***....................  3.97%     3.19%     3.23%      2.88%     2.28%     2.22%    2.88%     2.19%     2.19%
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers*** ............  2.46%     3.20%     3.20%      2.72%     3.49%     3.47%    1.87%     3.17%     3.17%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers*** ............  2.84%     2.07%     2.11%      1.49%     0.87%     0.83%    2.34%     1.10%     1.10%
Portfolio turnover rate ....................    43%       43%       43%        33%       33%       33%      17%       17%       17%

*    SALES OF CLASS A, B AND C SHARES BEGAN SEPTEMBER 24, 2001.

**   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

                                    24 & 25

AFBA 5STAR HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             FOR THE PERIOD FROM
                                                                                                         SEPTEMBER 24, 2001* THROUGH
                                            YEAR ENDED MARCH 31, 2004     YEAR ENDED MARCH 31, 2003             MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                           CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C    CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......$ 8.57    $ 8.44    $ 8.34    $ 8.68    $ 8.54    $ 8.48     $ 8.55    $ 8.55    $ 8.55
                                           ------    ------    ------    ------    ------    ------     ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income..................  0.37      0.28      0.28      0.43      0.36      0.40       0.24      0.29      0.35
    Net gain (loss) on securities
      (both realized and unrealized).......  1.28      1.27      1.26     (0.11)    (0.11)    (0.15)      0.16      0.07      0.01
                                           ------    ------    ------    ------    ------    ------     ------    ------    ------
  Total from investment operations.........  1.65      1.55      1.54      0.32      0.25      0.25       0.40      0.36      0.36
                                           ------    ------    ------    ------    ------    ------     ------    ------    ------
  LESS DISTRIBUTIONS:
    Dividends from net investment income... (0.36)    (0.28)    (0.28)    (0.43)    (0.35)    (0.39)     (0.24)    (0.29)    (0.35)
    Distributions from capital gains.......    --        --        --        --        --        --      (0.01)    (0.01)    (0.01)
    Return of capital......................    --        --        --        --        --        --      (0.02)    (0.07)    (0.07)
                                           ------    ------    ------    ------    ------    ------     ------    ------    ------
  Total distributions ..................... (0.36)    (0.28)    (0.28)    (0.43)    (0.35)    (0.39)     (0.27)    (0.37)    (0.43)
                                           ------    ------    ------    ------    ------    ------     ------    ------    ------
Net asset value, end of period ............$ 9.86    $ 9.71    $ 9.60    $ 8.57    $ 8.44    $ 8.34     $ 8.68    $ 8.54    $ 8.48
                                           ======    ======    ======    ======    ======    ======     ======    ======    ======
Total return** ............................ 19.54%    18.61%    18.73%     3.92%     3.17%     3.11%      4.64%     4.29%     4.29%
                                           ======    ======    ======    ======    ======    ======     ======    ======    ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ...$ 9.39    $ 2.03    $ 7.91    $ 4.14    $ 0.63    $ 3.11     $ 0.11    $ 0.02    $ 0.01
Ratio of expenses to average net assets***   1.33%     2.08%     2.08%     1.33%     2.08%     2.08%      1.33%     2.07%     2.08%
Ratio of net investment income to
   average net assets***...................  3.90%     3.10%     3.14%     6.10%     5.60%     5.29%      8.39%     7.91%     7.82%
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers*** ...........  3.06%     3.83%     3.82%     4.61%     5.47%     5.33%      4.71%     5.84%     5.89%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers*** ...........  2.17%     1.35%     1.40%     2.82%     2.21%     2.04%      5.01%     4.14%     4.01%
Portfolio turnover rate ...................    44%       44%       44%       36%       36%       36%        34%       34%       34%

*    SALES OF CLASS A, B AND C SHARES BEGAN SEPTEMBER 24, 2001.

**   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

                                    26 & 27

AFBA 5STAR LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             FOR THE PERIOD FROM
                                                                                                         SEPTEMBER 24, 2001* THROUGH
                                             YEAR ENDED MARCH 31, 2004     YEAR ENDED MARCH 31, 2003             MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........$ 8.91    $ 8.80    $ 8.81    $ 12.99   $ 12.93   $ 12.93   $10.53    $10.53    $10.53
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss..................... (0.03)    (0.05)       --         --     (0.08)    (0.08)   (0.02)    (0.06)    (0.08)
    Net gain (loss) on securities
      (both realized and unrealized)........  3.62      3.51      3.45      (4.08)    (4.05)    (4.04)    2.48      2.46      2.48
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
  Total from investment operations..........  3.59      3.46      3.45      (4.08)    (4.13)    (4.12)    2.46      2.40      2.40
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
Net asset value, end of period .............$12.50    $12.26    $12.26    $  8.91   $  8.80   $  8.81   $12.99    $12.93    $12.93
                                            ======    ======    ======    =======   =======   =======   ======    ======    ======
Total return** ............................. 40.29%    39.32%    39.16%    (31.41%)  (31.94%)  (31.86%)  23.36%    22.79%    22.79%
                                            ======    ======    ======    =======   =======   =======   ======    ======    ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ....$ 0.37    $ 0.06    $ 0.18    $  0.12   $  0.02   $  0.03   $ 0.07    $ 0.02    $ 0.01
Ratio of expenses to average net assets*** .  1.33%     2.08%     2.09%      1.33%     2.08%     2.08%    1.33%     2.08%     2.08%
Ratio of net investment loss to
   average net assets***.................... (0.36%)   (1.07%)   (1.11%)    (0.05%)   (0.82%)   (0.83%)  (0.49%)   (1.24%)   (1.20%)
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers*** ............  3.52%     4.29%     4.27%      3.93%     4.65%     4.66%    2.97%     3.94%     3.95%
Ratio of net investment loss to average
   net assets before contractual expense
   reimbursement and waivers*** ............ (2.55%)   (3.28%)   (3.29%)    (2.65%)   (3.39%)   (3.41%)  (2.13%)   (3.10%)   (3.07%)
Portfolio turnover rate ....................    45%       45%       45%        13%       13%       13%      11%       11%       11%

*    SALES OF CLASS A, B AND C SHARES BEGAN SEPTEMBER 24, 2001.

**   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

                                    28 & 29

AFBA 5STAR MID CAP FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                                            FOR THE PERIOD FROM
                                                                                            MAY 1, 2002* THROUGH
                                                           YEAR ENDED MARCH 31, 2004           MARCH 31, 2003
-----------------------------------------------------------------------------------------------------------------------
                                                          CLASS A   CLASS B   CLASS C   CLASS A    CLASS B   CLASS C
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............       $  7.75   $  7.69   $  7.69   $ 10.00    $ 10.00   $ 10.00
                                                          -------   -------   -------   -------    -------   -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss............................         (0.04)    (0.11)    (0.05)    (0.03)     (0.12)    (0.09)
    Net gain (loss) on securities
      (both realized and unrealized)...............          5.03      4.97      4.91     (2.22)     (2.19)    (2.22)
                                                          -------   -------   -------   -------    -------   -------
  Total from investment operations.................          4.99      4.86      4.86     (2.25)     (2.31)    (2.31)
                                                          -------   -------   -------   -------    -------   -------
Net asset value, end of period ....................       $ 12.74   $ 12.55   $ 12.55   $  7.75    $  7.69   $  7.69
                                                          =======   =======   =======   =======    =======   =======
Total return** ....................................         64.39%    63.20%    63.20%   (22.50%)   (23.10%)  (23.10%)
                                                          =======   =======   =======   =======    =======   =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ...........       $  1.36   $  0.05   $  0.51   $  0.08    $  0.01   $  0.02
Ratio of expenses to average net assets*** ........          1.51%     2.26%     2.27%     1.33%      2.08%     2.08%
Ratio of net investment loss to
   average net assets***...........................         (1.02%)   (1.77%)   (1.77%)   (0.83%)    (1.56%)   (1.56%)
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers*** ...................         16.36%    17.78%    16.60%    29.57%     28.71%    29.53%
Ratio of net investment loss to average
   net assets before contractual expense
   reimbursement and waivers*** ...................        (15.87%)  (17.29%)  (16.10%)  (29.07%)   (28.19%)  (29.01%)
Portfolio turnover rate ...........................            22%       22%       22%       11%        11%       11%

*    SALES OF CLASS A, B AND C SHARES BEGAN MAY 1, 2002.

** TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR. *** ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

                                    30 & 31

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FOR THE PERIOD FROM
                                                                                                        OCTOBER 12, 2001* THROUGH
                                            YEAR ENDED MARCH 31, 2004     YEAR ENDED MARCH 31, 2003           MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                           CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......$ 6.74    $  6.67   $  6.67   $ 11.37   $ 11.33   $ 11.33   $10.00    $10.00    $10.00
                                           ------    -------   -------   -------   -------   -------   ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss.................... (0.05)     (0.10)    (0.04)    (0.05)    (0.10)    (0.12)   (0.03)    (0.09)    (0.09)
    Net gain (loss) on securities
      (both realized and unrealized).......  5.73       5.62      5.56     (4.58)    (4.56)    (4.54)    1.40      1.42      1.42
                                           ------    -------   -------   -------   -------   -------   ------    ------    ------
  Total from investment operations.........  5.68       5.52      5.52     (4.63)    (4.66)    (4.66)    1.37      1.33      1.33
                                           ------    -------   -------   -------   -------   -------   ------    ------    ------
Net asset value, end of period ............$12.42    $ 12.19   $ 12.19   $  6.74   $  6.67   $  6.67   $11.37    $11.33    $11.33
                                           ======    =======   =======   =======   =======   =======   ======    ======    ======
Total return** ............................ 84.27%     82.76%    82.76%   (40.72%)  (41.13%)  (41.13%)  13.70%    13.30%    13.30%
                                           ======    =======   =======   =======   =======   =======   ======    ======    ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ...$ 0.26    $  0.09   $  0.45   $  0.03   $  0.01   $  0.01   $ 0.02    $ 0.01    $ 0.01
Ratio of expenses to average net assets***.  1.50%      2.26%     2.27%     1.33%     2.08%     2.08%    1.33%     2.08%     2.08%
Ratio of net investment loss to
   average net assets***................... (1.00%)    (1.77%)   (1.69%)   (0.84%)   (1.60%)   (1.61%)  (0.96%)   (1.71%)   (1.71%)
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers*** ........... 10.45%     11.17%    10.83%    15.72%    15.89%    15.75%    7.26%     9.49%     9.49%
Ratio of net investment loss to average
   net assets before contractual expense
   reimbursement and waivers*** ........... (9.96%)   (10.68%)  (10.25%)  (15.23%)  (15.41%)  (15.28%)  (6.89%)   (9.12%)   (9.12%)
Portfolio turnover rate ...................    44%        44%       44%       19%       19%       19%       5%        5%        5%

*    SALES OF CLASS A, B AND C SHARES BEGAN OCTOBER 12, 2001.


**   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

                                    32 & 33

AFBA 5STAR SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FOR THE PERIOD FROM
                                                                                                        OCTOBER 15, 2001* THROUGH
                                            YEAR ENDED MARCH 31, 2004     YEAR ENDED MARCH 31, 2003          MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                           CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......$ 8.26    $ 8.17    $ 8.17    $ 12.60   $ 12.56   $ 12.56   $10.00    $10.00    $10.00
                                           ------    ------    ------    -------   -------   -------   ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss.................... (0.05)    (0.15)    (0.13)     (0.08)    (0.12)    (0.12)   (0.02)    (0.03)    (0.01)
    Net gain (loss) on securities
      (both realized and unrealized).......  6.92      6.85      6.83      (4.26)    (4.27)    (4.27)    2.62      2.59      2.57
                                           ------    ------    ------    -------   -------   -------   ------    ------    ------
  Total from investment operations.........  6.87      6.70      6.70      (4.34)    (4.39)    (4.39)    2.60      2.56      2.56
                                           ------    ------    ------    -------   -------   -------   ------    ------    ------
  LESS DISTRIBUTIONS:
    Dividends from realized gains.......... (0.05)    (0.05)    (0.05)        --        --        --       --        --        --
                                           ------    ------    ------    -------   -------   -------   ------    ------    ------
  Total distributions ..................... (0.05)    (0.05)    (0.05)        --        --        --       --        --        --
                                           ------    ------    ------    -------   -------   -------   ------    ------    ------
Net asset value, end of period ............$15.08    $14.82    $14.82    $  8.26   $  8.17   $  8.17   $12.60    $12.56    $12.56
                                           ======    ======    ======    =======   =======   =======   ======    ======    ======
Total return** ............................ 83.26%    82.09%    82.09%    (34.44%)  (34.95%)  (34.95%)  26.00%    25.60%    25.60%
                                           ======    ======    ======    =======   =======   =======   ======    ======    ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ...$21.21    $ 0.74    $ 4.97    $  1.92   $  0.18   $  0.32   $ 0.24    $ 0.05    $ 0.16
Ratio of expenses to average net assets***   1.51%     2.25%     2.26%      1.33%     2.08%     2.08%    1.33%     2.08%     2.08%
Ratio of net investment loss to
   average net assets***................... (1.07%)   (1.81%)   (1.83%)    (0.83%)   (1.58%)   (1.58%)  (0.93%)   (1.60%)   (1.70%)
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers*** ...........  4.24%     5.11%     4.95%      7.75%     8.44%     8.35%    6.85%     9.19%     9.62%
Ratio of net investment loss to average
   net assets before contractual expense
   reimbursement and waivers*** ........... (3.80%)   (4.67%)   (4.52%)    (7.25%)   (7.94%)   (7.85%)  (6.45%)   (8.71%)   (9.24%)
Portfolio turnover rate ...................    23%       23%       23%        26%       26%       26%       0%        0%        0%

*    SALES OF CLASS A, B AND C SHARES BEGAN OCTOBER 15, 2001.

**   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

                                    34 & 35

AFBA 5STAR USA GLOBAL FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             FOR THE PERIOD FROM
                                                                                                         SEPTEMBER 24, 2001* THROUGH
                                             YEAR ENDED MARCH 31, 2004     YEAR ENDED MARCH 31, 2003           MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                            CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........$ 9.51    $ 9.40    $ 9.40    $ 14.22   $ 14.17   $ 14.16   $11.07    $11.07    $11.07
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss..................... (0.01)    (0.04)    (0.05)     (0.04)    (0.13)    (0.10)   (0.02)    (0.10)    (0.09)
    Net gain (loss) on securities
      (both realized and unrealized)........  4.58      4.46      4.47      (4.67)    (4.64)    (4.66)    3.17      3.20      3.18
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
  Total from investment operations..........  4.57      4.42      4.42      (4.71)    (4.77)    (4.76)    3.15      3.10      3.09
                                            ------    ------    ------    -------   -------   -------   ------    ------    ------
Net asset value, end of period .............$14.08    $13.82    $13.82    $  9.51   $  9.40   $  9.40   $14.22    $14.17    $14.16
                                            ======    ======    ======    =======   =======   =======   ======    ======    ======
Total return** ............................. 48.05%    47.02%    47.02%    (33.12%)  (33.66%)  (33.62%)  28.46%    28.00%    27.91%
                                            ======    ======    ======    =======   =======   =======   ======    ======    ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ....$ 0.57    $ 0.05    $ 0.43    $  0.10   $  0.01   $  0.09   $ 0.16    $ 0.01    $ 0.01
Ratio of expenses to average net assets*** .  1.34%     2.09%     2.09%      1.33%     2.08%     2.08%    1.33%     2.08%     2.08%
Ratio of net investment loss to
   average net assets***.................... (0.12%)   (0.88%)   (0.90%)    (0.46%)   (1.19%)   (1.15%)  (0.86%)   (1.46%)   (1.46%)
Ratio of expenses to average net assets
   before contractual expense
   reimbursement and waivers*** ............  2.53%     3.32%     3.31%      2.71%     3.50%     3.56%    2.29%     3.12%     3.13%
Ratio of net investment loss to average
   net assets before contractual expense
   reimbursement and waivers*** ............ (1.31%)   (2.12%)   (2.12%)    (1.84%)   (2.61%)   (2.63%)  (1.82%)   (2.50%)   (2.51%)
Portfolio turnover rate ....................    23%       23%       23%        11%       11%       11%      13%       13%       13%

*    SALES OF CLASS A, B AND C SHARES BEGAN SEPTEMBER 24, 2001.

**   TOTAL RETURN NOT ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.
***  ANNUALIZED FOR PERIODS LESS THAN ONE FULL YEAR.

                                    36 & 37

SELECTING THE CORRECT CLASS OF SHARES
--------------------------------------------------------------------------------

CLASS A SHARES             This prospectus offers Class A, Class B and Class C
FRONT END SALES LOAD       Shares of each Fund. Each class has its own cost
                           structure, allowing you to choose the one that best meets your requirements and current expectations.
                           Your financial consultant can help you decide which class is best for you. For estimated expenses of each class, see the table under "Fees and Expenses" earlier in this prospectus.

                           If you purchase Class A Shares, you will incur a sales charge at the time of purchase (a "front-end load") based on the dollar amount of your purchase and an ongoing shareholder service fee of 0.25% of average net assets. The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reduction and Waivers." Class A Shares will not be subject to any contingent deferred sales charge (CDSC or "back-end load") when they are redeemed. There are no front-end loads imposed on reinvested dividends or other distributions. Class A Shares also will be issued upon conversion of Class B Shares, as described below under "Class B Shares." The minimum initial investment in Class A Shares is $500.

                           Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may by used either to promote the sale of the Fund's shares or to compensate the distributor for its efforts to sell the shares of the Fund.

                           AFBA 5STAR BALANCED FUND
                           AFBA 5STAR LARGE CAP FUND
                           AFBA 5STAR MID CAP FUND
                           AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND

                           ------------------------------------------------------------------------------------
                                                                   AS A PERCENTAGE OF        AS A PERCENTAGE OF
                           YOUR INVESTMENT                           OFFERING PRICE            YOUR INVESTMENT
                           ------------------------------------------------------------------------------------
                           $50,000 and less                              5.50%                     5.82%
                           $50,000 up to $150,000                        4.50%                     4.71%
                           $150,000 up to $250,000                       3.50%                     3.63%
                           $250,000 up to $500,000                       2.50%                     2.56%
                           $500,000 up to $1,000,000                     2.00%                     2.04%
                           Over $1,000,000                               0.00%                     0.00%

                           AFBA 5STAR HIGH YIELD FUND

                           ------------------------------------------------------------------------------------
                                                                   AS A PERCENTAGE OF        AS A PERCENTAGE OF
                           YOUR INVESTMENT                           OFFERING PRICE            YOUR INVESTMENT
                           ------------------------------------------------------------------------------------
                           $50,000 and less                              3.75%                     3.90%
                           $50,000 up to $150,000                        3.00%                     3.09%
                           $150,000 up to $250,000                       2.25%                     2.30%
                           $250,000 up to $500,000                       1.50%                     1.52%
                           $500,000 up to $1,000,000                     1.00%                     1.01%
                           Over $1,000,000                               0.00%                     0.00%

CLASS B SHARES             If you purchase Class B Shares, you will not incur a
BACK END SALES LOAD        sales charge at the time of purchase. However, Class
                           B Shares are subject to ongoing Rule 12b-1 fees of 1.00% of average daily net assets. This fee is broken down into an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. Class B Shares are subject to a CDSC if you redeem them prior to the seventh year after purchase.
                           At the end of the seventh year after purchase, Class
                           B Shares will automatically convert into Class A
                           Shares of the respective Fund, which are not subject to the Rule 12b-1 distribution fee of 0.75%.
                           Automatic conversion of Class B Shares into Class A
                           Shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge.
                           Conversion of Class B Shares to Class A Shares will not be deemed a purchase or sale of shares for federal income tax purposes. There is no CDSC imposed on Class B Shares purchased through reinvestment of dividends and other distributions and such shares will convert automatically to Class A Shares based on the portion of purchased shares that convert. The minimum initial investment in Class B Shares is $500.

CLASS C SHARES             If you purchase Class C Shares, you do not incur a
PAY AS YOU GO              sales charge at the time of purchase. However, Class
                           C Shares are subject to ongoing Rule 12b-1 fees of 1.00% of average daily net assets. This fee is broken down into an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. Class C Shares also are subject to a 1.00%
                           CDSC if you redeem them within 12 months of purchase.
                           Although Class C Shares are subject to a CDSC for only 12 months (as compared to seven years of Class
                           B), Class C Shares have no conversion feature.
                           Accordingly, if you purchase Class C Shares, those shares will be subject to the 0.75% distribution fee and the 0.25% shareholder service fee for as long as you own your Class C Shares. The minimum initial investment in Class C Shares is $500.

CDSC OR "CONTINGENT        You may be subject to a CDSC upon redemption of your
DEFERRED SALES             Class B and Class C Shares according to the following
CHARGE"                    chart.


                           O CLASS B SHARES

                           AFBA 5STAR BALANCED FUND
                           AFBA 5STAR LARGE CAP FUND
                           AFBA 5STAR MID CAP FUND
                           AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND

                           -----------------------------------------------------------------
                              YEARS AFTER PURCHASE             CDSC ON SHARES BEING REDEEMED
                           -----------------------------------------------------------------
                                    1st year                               4.75%
                                    2nd year                               4.25%
                                    3rd year                               3.25%
                                    4th year                               2.25%
                                    5th year                               2.25%
                                    6th year                               1.25%
                                    7th year                               0.50%
                               After the 7th year                          None

                           AFBA 5STAR HIGH YIELD FUND

                           -----------------------------------------------------------------
                              YEARS AFTER PURCHASE             CDSC ON SHARES BEING REDEEMED
                           -----------------------------------------------------------------
                                    1st year                               4.00%
                                    2nd year                               3.00%
                                    3rd year                               3.00%
                                    4th year                               2.00%
                                    5th year                               2.00%
                                    6th year                               2.00%
                                    7th year                               1.00%
                               After the 7th year                          None


                           Class B Shares will be automatically converted to Class A Shares at the end of the seventh year after purchase.


                           O CLASS C SHARES


                           If you redeem Class C Shares within 12 months of purchase, you will be charged a CDSC of 1.00%. There is no CDSC imposed on Class C Shares acquired through reinvestment of dividends or capital gains.


                           The CDSC on redemptions of all classes of shares is computed based on the original purchase price of the shares being redeemed, net of reinvested dividends and capital gains distributions. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.


                           REDUCING SALES CHARGES ON YOUR CLASS A SHARES. There
                           are several ways you can combine multiple purchases
SALES CHARGE REDUCTIONS    of Class A Shares to take advantage of the
AND WAIVERS                breakpoints in the sales charge schedule. These can
                           be combined in any manner:

                           o Accumulation privilege -- lets you add the value of
                             any Class A Shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

                           o Letter of intent -- lets you purchase Class A
                             Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the Statement of Additional Information for terms and conditions.


                           To use these privileges, discuss your eligibility with your financial consultant.

                           CDSC WAIVERS. In general, the CDSC may be waived on shares you sell for the following reasons:


                           o Payments through certain systematic retirement
                             plans and other employee benefit plans;

                           o Qualifying distributions from qualified retirement
                             plans and other employee benefit plans;

                           o Distributions from custodial accounts under section
                             403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 70 1/2; and

                           o Participation in certain fee-based programs.


                           To use any of these waivers, contact your financial consultant.

                           NET ASSET VALUE PURCHASES. Class A Shares may be purchased at net asset value, with only a minimum initial investment, to:

                           o Trustees or other fiduciaries purchasing shares for
                             certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;


                           o Investment advisers, financial planners and certain
                             financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

                           o "Wrap accounts" for the benefit of clients of
                             broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;

                           o Current or retired trustees, officers and employees
                             of AFBA 5Star Fund, Inc., the distributor, the transfer agent, the adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;

                           o Current or retired registered representatives or
                             full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and

                           o Such other persons as are determined by the adviser
                             or distributor to have acquired shares under circumstances where a Fund has not incurred any sales expense.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

                           HOW TO PURCHASE SHARES (see chart on page 48 for details)

                           By phone, mail or wire
                           Through Automatic Monthly Investments

                           MINIMUM INITIAL INVESTMENT                                CLASS A      CLASS B      CLASS C
                                                                                     -------      -------      -------
                           Regular Account                                             $500        $500         $500
                           Account With Automatic Monthly Investment Plan              $100        $100         $100
                           IRA and Uniform Transfer (Gift) to Minors Accounts          $250        $250         $250

                           MINIMUM ADDITIONAL INVESTMENT                             CLASS A      CLASS B      CLASS C
                                                                                     -------      -------      -------
                           By Mail                                                     $100        $100         $100
                           By Telephone (ACH)                                          $100        $100         $100
                           By Wire                                                     $500        $500         $500
                           Account With Automatic Monthly Investment Plan              $ 50        $ 50         $ 50

                           MINIMUM ACCOUNT SIZE
                           You must maintain a minimum account value equal to the current minimum initial investment. If your account falls below this amount due to redemptions (not market action) we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

                           You may withdraw from your account at any time in the following amounts:

                           o any amount for redemptions requested by mail, phone
                             or telegraph

                           o $1,000 or more for redemptions wired to your
                             account ($10 fee)


                           o $50 or more for redemptions by a systematic
                             redemption plan (there may be a fee)

                           o $100 or more for redemptions by automatic monthly
                             exchange to another Fund

                           o $100 or more via ACH; there is no fee but proceeds
                             may take 4 days to reach your account


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                           The following services are also available to shareholders. Please call your financial consultant or the Funds at 1-800-243-9865 for more information.

                           O UNIFORM TRANSFERS (GIFTS) TO MINORS ACCOUNTS

                           O ACCOUNTS FOR CORPORATIONS OR PARTNERSHIPS

                           O SUB-ACCOUNTING SERVICES FOR KEOGH, TAX QUALIFIED
                             RETIREMENT PLANS, AND OTHERS

                           O PROTOTYPE RETIREMENT PLANS FOR THE SELF-EMPLOYED,
                             PARTNERSHIPS AND CORPORATIONS

                           O TRADITIONAL IRA ACCOUNTS

                           O ROTH IRA ACCOUNTS

                           O COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY
                             EDUCATION IRAS)

                           O SIMPLIFIED EMPLOYEE PENSIONS (SEPS)

                           O SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE
                             PLAN)


HOW SHARE PRICE IS DETERMINED
--------------------------------------------------------------------------------

                           Shares of each Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund. In the case of certain financial institutions that have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

                           The net asset value is calculated by subtracting from each Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern time) on days when the Funds are open for business (the same days that the New York Stock Exchange is open for trading).


                           Equity securities owned by the Funds are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Company's Pricing Committee under procedures adopted by the Company's Board of Directors.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

                           The AFBA 5Star Balanced Fund pays distributions from net investment income quarterly, usually in April, June, September and December. The AFBA 5Star High Yield Fund pays distributions from net investment income monthly. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund pay distributions from net investment income semi-annually, usually in June and December. Distributions from net capital gains realized on the sale of securities will be declared by the AFBA 5Star Balanced Fund annually on or before December 31 and by the AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund semi-annually, usually in June and December. Your distributions will be reinvested automatically in additional shares of a Fund, unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash. We automatically reinvest all dividends under $10.00 in additional shares of a Fund. There are no fees or sales charges on reinvestments.


                           TAX CONSIDERATIONS -- In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

                           For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

                           If you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the redemption of your shares. A Fund also must withhold if the IRS instructs it to do so.

                           When you redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different AFBA 5Star Fund is the same as a redemption.

                           Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.


ADDITIONAL POLICIES ABOUT TRANSACTIONS
--------------------------------------------------------------------------------

                           We cannot process transaction requests that are not completed properly as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

                           CUSTOMER IDENTIFICATION -- The Funds seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

                           PURCHASES -- We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

                           REDEMPTIONS -- We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a properly completed request. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you will incur brokerage costs when converting the securities into cash, and will bear market exposure until such conversion.

                           If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

                           If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be deducted directly from your redemption proceeds. If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

                           TRANSACTIONS THROUGH BROKERS OR AGENTS -- Investors may be charged a fee if they effect transactions in a Fund through a broker or agent. The Company has authorized certain brokers to receive purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Company's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at a Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

                           MARKET TIMERS -- The Funds may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

                           INTERNET ACCOUNT ACCESS -- For your convenience the Funds offer Internet Account Access so that you may access your account online, 24 hours a day, 7 days a week. You may review your account balance, purchase or redeem Fund shares (online redemptions are not available for IRA accounts), or make exchanges between different AFBA 5Star Funds. Please note that there is a one-business day delay in the effective date of purchases placed over the Internet.

                           To register for Internet Account Access, please call the Funds (toll-free) at (888) 578-2733. Shareholders who have registered for this service may access their account by visiting the AFBA 5Star Funds' website at www.afbafunds.com.

                           SIGNATURE GUARANTEES -- The Funds require a medallion signature guarantee on any redemption over $25,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). A notarized signature is not sufficient. Please call (888) 578-2733 for information on obtaining a signature guarantee.

                           CORPORATIONS, TRUSTS AND OTHER ENTITIES -- Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.


                           EXCHANGES TO ANOTHER AFBA 5STAR FUND -- You must meet the minimum investment requirement of the AFBA 5Star Fund into which you are exchanging. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the Fund being purchased. Call us for a free copy at (888) 578-2733.

                           TELEPHONE SERVICES -- During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed and we reasonably believe the instructions are genuine, the Funds are not liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Funds nor PFPC Inc., the Funds' transfer agent, assumes responsibility for the authenticity of telephone redemption requests.


DISTRIBUTION AND SERVICE ARRANGEMENTS
--------------------------------------------------------------------------------

HOW CAN                    The distributor, PFPC Distributors, Inc., manages the
YOUR FINANCIAL CONSULTANT  Funds' distribution efforts and enters into
HELP YOU?                  agreements with financial consultants to sell Fund
                           shares.

                           Your financial consultant is familiar with the Funds and with KCM. He or she can answer any questions you may have now, or in the future, about how each Fund operates, which class of shares is most appropriate for you and how the KCM investment style works and has performed for other investors. Your financial consultant can be a valuable and knowledgeable resource.


RULE 12B-1 FEES:           Each Fund has a distribution plan under Rule 12b-1
12b-1 fees, charged by     that allows the Fund to pay a fee to the distributor
some funds, are            or others for facilitating the sale and distribution
deducted from fund         of its shares. Because these fees are paid out of a
assets to pay for          Fund's assets on an ongoing basis, over time these
marketing and              fees indirectly will increase the cost of your
advertising expenses       investment and may cost you more than paying other
or, more commonly, to      types of sales charges.
compensate sales
professionals for          Rule 12b-1 permits a fund directly or indirectly to
selling fund shares.       pay expenses associated with the distribution of its
                           shares and the servicing of its shareholders in accordance with a plan adopted by the fund's board of directors. Pursuant to the Rule, the Board has adopted separate distribution plans for the Class B and Class C Shares of each Fund. Under the
                           Distribution Plans, the Funds will pay distribution fees to the distributor at a maximum annual rate of 0.75% of their aggregate average daily net assets attributable to Class B and Class C Shares.


                           Each Distribution Plan provides that the distributor may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Funds to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that class; and (iv) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C Shares as accrued. The distribution fees applicable to the Class B and Class C Shares are designed to permit you to purchase Class B and Class C Shares through broker-dealers without the assessment of a front-end sales charge.

SHAREHOLDER                The Board has also adopted a shareholder service plan
SERVICE FEES               pursuant to Rule 12b-1 authorizing the Funds to pay
                           service providers an annual fee not exceeding 0.25% of a Fund's average daily net assets for Class A, Class B and Class C Shares to compensate service providers who maintain a service relationship.
                           Service activities provided under this plan include
                           (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and
                           (e) providing other related services requested by shareholders.

CONDUCTING BUSINESS WITH AFBA 5STAR FUND

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
1-888-578-2733

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

BYMAIL
--------------------------------------------------------------------------------
INITIAL PURCHASES AND ALL REDEMPTIONS:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P.O. Box 9779
Providence, RI 02940

OVERNIGHT ADDRESS FOR ALL TRANSACTIONS:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA  19406

SUBSEQUENT PURCHASES:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P.O. Box 9779
Providence, RI 02940

--------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another AFBA 5Star Fund by exchange ($500 minimum). The names and registrations on the accounts must be identical.

--------------------------------------------------------------------------------
Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum investment requirements. Make your check payable to AFBA 5Star Fund, Inc.

--------------------------------------------------------------------------------
HOW TO ADD TO  AN ACCOUNT
--------------------------------------------------------------------------------
You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and participating banks.

--------------------------------------------------------------------------------
Make your check ($100 minimum) payable to AFBA 5Star Fund, Inc. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).


BY WIRE
--------------------------------------------------------------------------------

PNC Bank
Pittsburgh, PA
ABA# 031000053
Account Number: 8606905871
FFC: Name of Specific
  "AFBA 5Star Fund"
FBO:  "Shareholder name and new
  account number"

--------------------------------------------------------------------------------
Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or your account registration will be delayed.

--------------------------------------------------------------------------------

Wire share purchases ($500 minimum) should include the names of each account owner, your account number and the AFBA 5Star Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to PNC Bank.


THROUGH AUTOMATIC TRANSACTION PLANS
--------------------------------------------------------------------------------
You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

--------------------------------------------------------------------------------
Not applicable.

--------------------------------------------------------------------------------
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

--------------------------------------------------------------------------------
HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may redeem shares by telephone ($100,000 maximum) if, when you opened your account, you authorized the telephone redemption privilege. If you have not authorized telephone redemptions and wish to do so, please call 1-888-578-2733 for instructions and the appropriate form.

--------------------------------------------------------------------------------
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. Written redemption requests for $25,000 or more require a medallion signature guarantee. We will send redemption proceeds only to the address of record.

--------------------------------------------------------------------------------

Redemption proceeds ($1,000 minimum) may be wired to your pre-designated bank account. A $10 fee will be deducted. If we receive your written request before 4:00 P.M. (Eastern time) we will normally wire funds the following business day. If we receive your written request after 4:00 P.M. (Eastern time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability. If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange shares ($100 minimum or the initial minimum investment requirement) for shares in another AFBA 5Star Fund. The shares being exchanged must have been held in open account for 15 days or more.

--------------------------------------------------------------------------------
In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($100 minimum) and the name of the AFBA 5Star Fund into which the amount is being transferred.

--------------------------------------------------------------------------------
Not applicable.


--------------------------------------------------------------------------------
SYSTEMATIC REDEMPTION PLAN:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until all your shares are redeemed or until you or the Fund cancels the plan.

--------------------------------------------------------------------------------
MONTHLY EXCHANGES:
You may authorize monthly exchanges from your account ($100 minimum) to another AFBA 5Star Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

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

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

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

                                 PRIVACY POLICY
                                       of
             5Star Financial, LLC, 5Star Bank; 5Star Life Insurance
               Company; AFBA 5Star Investment Management Co.; AFBA
                                5Star Fund, Inc.;
                        AFBA Five Star Securities Company

We value you as a customer and take your personal privacy seriously. We believe that it is important to protect the confidentiality of your personal information (referred to in this policy as "information"). That's why we take every reasonable precaution to safeguard your information. Details of our approach to privacy and how we safeguard your information are set forth in the Privacy Policy that follows.

WHY WE COLLECT AND HOW WE USE INFORMATION
We collect information about you to help us service your financial needs, to provide you with quality products and services and to fulfill legal and regulatory requirements. We use this information for business purposes with respect to our insurance, banking and mutual fund business relationships involving you. These business purposes include evaluating a request for our products or services, processing benefits claims, administering our products or services, and processing transactions requested by you. It is also used to assure compliance with laws and regulations pertaining to our business. We may also use information to offer you other products or services we provide.

HOW WE COLLECT INFORMATION
We obtain most information directly from you. The information you give us when applying for our products or services generally provides the information we need and will vary depending on the product or service you have requested. However, if we need to verify information or need additional information, we may obtain it, as applicable from third parties such as consumer reporting agencies, physicians, hospitals and other medical personnel.

INFORMATION SHARING
Third-parties that help us conduct our business or perform services on our behalf as well as financial institutions with which we have joint marketing agreements may have access to your information. We may disclose information such as your name, address, social security number and account balances, if any to these associates. These associates are permitted to use this information only for the business purposes for which they were retained, or as required by law. We may also use your information within our affiliated companies to inform you about our innovative financial products and services. Other than this, we do not disclose any information about you, including phone numbers and email address to anyone except as permitted or required by law. If you prefer we not share your name with our affiliated companies, simply notify us in writing or call toll free at 1-800-776-2322 and we will honor that request. If you have notified us before, you do not need to notify us again.

HOW WE PROTECT INFORMATION
We restrict access to your information to those associates who have a business need to know that information in order to provide products or services to you or to maintain your accounts. These associates are governed by a strict code of conduct and are required to maintain the confidentiality of customer information. We also maintain physical, electronic and procedural safeguards to protect your information.

REVIEWING YOUR INFORMATION
Keeping your information accurate and up-to-date is very important to us. You may obtain information we have about you (other than information relating to a claim or a criminal or legal proceeding) by writing to us and describing the information you would like. If you believe any of the information is incorrect you may advise us of any corrections you believe should be made. To obtain a report or if you have any questions about our Privacy Policy, please write to us at 5Star Enterprises, 909 North Washington Street, Alexandria, VA 22314 -Attention Compliance Department; or call us at 1-800-776-2322; or visit our website at www.afba.com

CHANGES TO OUR PRIVACY POLICY
Notice of our Privacy Policy will be provided to you annually, as long as you maintain an ongoing relationship with us. This policy may change from time to time, but you can always view our current policy on our website at www.afba.com. Our policy applies to both current and former customers.

AFFILIATED COMPANIES
This notice describes the Privacy Policy of 5Star Financial, LLC; 5Star Bank; 5Star Life Insurance Company; AFBA 5Star Investment Management Co.; AFBA 5Star Fund, Inc. and AFBA Five Star Securities Company.

                      THIS IS NOT PART OF THE PROSPECTUS.

                           AFBA 5STAR FUND, INC.(SM)
                           AFBA 5STAR BALANCED FUND
                           AFBA 5STAR HIGH YIELD FUND
                           AFBA 5STAR LARGE CAP FUND
                           AFBA 5STAR MID CAP FUND
                           AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND

                           ADDITIONAL INFORMATION

                           A Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Fund's investments. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

                           You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

                           You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. You can obtain information about the Public Reference Room by calling the Commission at
                           (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

[LOGO OMITTED]

                           AFBA 5STAR FUND, INC.(SM)

                           AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
                           909 N. Washington Street
                           Alexandria, Virginia 22314
                           1-800-243-9865
                           www.afbafunds.com

                           SHAREHOLDER INQUIRIES 1-888-578-2733

A12-PROA04                                                Investment Company Act
                                                                     file number
                                                                        811-8035

                              AFBA5 STAR FUND, INC.


PROSPECTUS DATED JULY 31, 2004


AFBA 5STAR BALANCED FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR MID CAP FUND
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR USA GLOBAL FUND

[LOGO OMITTED]

INSTITUTIONAL SERIES

CLASS I SHARES

 SHARES OF THE FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ADEQUACY OF THIS
     PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

********************************************************************************


PROSPECTUS DATED JULY 31, 2004



AFBA 5STAR FUND, INC.

                               MANAGER:

                               AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

                               SUB-ADVISER:

                               KORNITZER CAPITAL MANAGEMENT, INC.


                               DISTRIBUTOR:
                               PFPC DISTRIBUTORS, INC.




TABLE OF CONTENTS

                                                                                                            Page

                               INFORMATION ABOUT THE FUNDS


                               Investment Objectives and Principal Investment Strategies.................... 1
                               Principal Risk Factors....................................................... 4
                               Past Performance............................................................. 6
                               Fees and Expenses............................................................ 14
                               Manager and Sub-Adviser...................................................... 15
                               Financial Highlights......................................................... 18


                               INFORMATION ABOUT INVESTING


                               How to Purchase Shares....................................................... 25
                               How to Redeem Shares......................................................... 26
                               Shareholder Services......................................................... 26
                               How Share Price is Determined................................................ 26
                               Distributions and Taxes...................................................... 27
                               Additional Policies About Transactions....................................... 28
                               Conducting Business with AFBA 5Star Fund .................................... 30


********************************************************************************

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------

                           The investment objectives and the manner in which the funds within AFBA 5Star Fund, Inc. (the "Company") will pursue their objectives are as follows:


                           o AFBA 5STAR BALANCED FUND -- seeks both long-term
                             capital growth and high current income. To pursue its investment objectives, the Fund invests primarily in domestic common stocks and high-yielding, higher-risk debt securities, including corporate bonds, convertible debt securities, preferred stocks and convertible preferred stocks.



                           o AFBA 5STAR HIGH YIELD FUND -- seeks high current
                             income with capital growth as a secondary objective. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in high-yielding, higher-risk debt securities.



                           o AFBA 5STAR LARGE CAP FUND -- seeks long-term
                             capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic common stocks of large capitalization or "large cap" companies, most of which are listed on the New York Stock Exchange. The Fund considers a company to be a large cap company if it has a market capitalization of $10 billion or greater at the time of purchase.



                           o AFBA 5STAR MID CAP FUND -- seeks long-term capital
                             growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities (common stocks, convertibles and warrants) issued by medium-sized or "mid cap" companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $1.5 billion and $10 billion at the time of purchase. The Fund's sub-adviser generally expects average weighted market capitalization of the Fund to be in the $3 billion to $5 billion range.



                           o AFBA 5STAR SCIENCE & TECHNOLOGY FUND -- seeks
                             long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in common stocks and other domestic equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement, and use of science and technology.



                           o AFBA 5STAR SMALL CAP FUND -- seeks long-term
                             capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities issued by small capitalization or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of less than $2 billion at the time of purchase.



                           o AFBA 5STAR USA GLOBAL FUND -- seeks capital growth.
                             To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from global sales and operations. The international operations of these U.S. based companies will provide investors with exposure to at least three foreign countries.


                           Each Fund's principal investment strategies are described below:


                           o AFBA 5STAR BALANCED FUND invests in a combination
                             of domestic common stocks, high-yielding, higher-risk corporate bonds and high-yielding, higher-risk convertible debt secu-


MARKET CAPITALIZATION:


How much a company
is considered to be
worth. It equals the
number of outstanding
shares times the share price.

                             rities. The Fund may also invest in government bonds, mortgage-backed securities and asset-backed securities. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the sub-adviser's view of economic conditions and underlying security values. Under normal circumstances, the sub-adviser will invest at least 25% of the Fund's assets in equity securities and at least 25% in debt securities. Many of the Fund's common stock investments are expected to pay dividends.

                           o AFBA 5STAR HIGH YIELD FUND uses extensive
                             fundamental research to identify debt investment opportunities among higher-risk, high-yielding securities. Emphasis is placed on relative value and good corporate management. Specifically, the sub-adviser may look at a number of past, present and estimated factors such as: 1) financial strength of the issuer; 2) cash flow; 3) management; 4) borrowing requirements; and 5) responsiveness to changes in interest rates and business conditions.

                           o AFBA 5STAR LARGE CAP FUND invests in large cap
                             companies that meet specific cash flow criteria and/or are expected to benefit from long-term industry and technological trends that are likely to positively impact company performance. The cash flow criteria used by the sub-adviser focuses on consistency and predictability of cash generation. Separately, long-term trends are identified with the purpose of investing in companies that should have favorable operating environments over the next three to five years. The final stock selection process includes: 1) ongoing fundamental analysis of industries and the economic cycle; 2) analysis of company-specific factors such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector. Realization of dividend income is a secondary consideration.


                           o AFBA 5STAR MID CAP FUND identifies long-term trends
                             with the aim of investing in mid cap companies that the sub-adviser believes should have favorable operating environments during the three to five years after purchase. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector.

                           o AFBA 5STAR SCIENCE & TECHNOLOGY FUND selects stocks
                             that the sub-adviser believes have prospects for above average earnings based on intensive fundamental research, as well as companies with long-term growth potential. Portfolio holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing, producing or distributing products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. The Fund focuses on technology companies which, in the sub-adviser's opinion, have sustainable long-term business models, as well as companies that are likely to benefit from long-term trends identified by the sub-adviser. Some of the industries likely to be represented in the Fund's portfolio are:

                           o Electronics, including hardware, software and
                             components;

                           o Communications;

                           o E-commerce;

                           o Information;

                           o Media;

                           o Life sciences and healthcare;

                           o Environmental services;

                           o Chemicals and synthetic materials; and

                           o Defense and aerospace.


                           o AFBA 5STAR SMALL CAP FUND targets a mix of "value"
                             and "growth" small cap companies. Generally, value stocks typically include stocks of companies that are priced at relatively low ratios of price-to-earnings or price-to-book value, and they also focus on companies believed to be coming out of industry downturns. Growth stocks usually sell at high ratios of price-to-earnings or price-to-book value but have high earnings growth rates. The sub-adviser identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; and 3) rigorous valuation analysis.


                           o AFBA 5STAR USA GLOBAL FUND identifies companies
                             that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; 3) rigorous valuation analysis; and 4) the issuer must have substantial international operations. The Fund may have a significant amount of assets invested in the technology sector.


                           Each Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.


                           TEMPORARY INVESTMENTS -- The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets. Also, keep in mind that a temporary defensive strategy still has the potential to lose money.


                           INVESTMENT POLICY CHANGES -- The investment objectives and policies described above indicate how the Funds are managed. The objectives and policies of the AFBA 5Star Balanced, AFBA 5Star High Yield, AFBA 5Star Large Cap and AFBA 5Star USA Global Funds may only be changed if both the Board of Directors and shareholders approve the change. The objectives and policies of the AFBA 5Star Mid Cap, AFBA 5Star Science & Technology and AFBA 5Star Small Cap Funds may be changed by the Board without shareholder approval, and with respect to a Fund's policy of investing, under normal circumstances, at least 80% of its net assets in the types of securities suggested by the Fund's name, shareholders of such Funds must receive at least 60 days notice before any change.

********************************************************************************

PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------


DIVERSIFICATION:

A technique to reduce
the risks inherent in
any investment by investing
in a broad range of
securities from different
industries, locations or
asset classes.

                           MARKET RISKS -- Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds (except the AFBA 5Star High Yield Fund) are normally invested in equity securities, the value of these Funds will likely go up and down. As with an investment in any mutual fund, there is a risk that you could lose money by investing in the Funds.


                           A Fund's success depends largely on the sub-adviser's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small cap or mid cap company stocks will be more or less favorable than large cap company stocks. Because of this, the Funds may perform better or worse than other types of funds depending on what is in "favor."

                           DEBT RISKS -- The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.


                           HIGH YIELD RISKS -- The AFBA 5Star Balanced and AFBA 5Star High Yield Funds invest in lower-rated, high-yielding bonds (so-called "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.

                           INTERNATIONAL RISKS -- International investing poses additional risks such as currency fluctuation, political instability, less government regulation, less publicly available information, limited trading markets and greater volatility. However, the AFBA 5Star USA Global Fund invests only in U.S. companies traded in the U.S. and denominated in U.S. dollars. While this eliminates direct foreign investment, the companies the Fund invests in will experience these risks in their day-to-day business dealings. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.


                           LARGE CAP COMPANY RISKS -- The AFBA 5Star Large Cap Fund invests primarily in large cap companies. Large Cap, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

                           MID CAP COMPANY RISKS -- The AFBA 5Star Mid Cap Fund invests primarily in mid cap companies. Generally, mid cap companies may have more potential for growth than large cap companies. Investing in mid cap companies, however, may involve greater risks than investing in large cap companies. Mid cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. An investment in the Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations. Mid cap company stocks may be bought and sold less often and in smaller amounts than large cap company stocks. Therefore, if the Fund wants to sell a large quantity of a mid cap company's stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund's sub-adviser attempts to minimize this risk by investing in stocks that are readily bought and sold.

                           SMALL CAP COMPANY RISKS -- The AFBA 5Star Small Cap Fund invests primarily in small cap companies. Investments in small cap companies often involve greater risks than investing in large cap companies. These companies may not have the management experience, financial resources, product diversification or competitive strengths of large cap companies. As a result, the securities of small cap companies may be more volatile than the securities of larger, more established companies. Thus, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. The Fund tries to minimize volatility by diversifying in terms of companies and industries. Small cap company stocks tend to be bought and sold less often and in smaller amounts than large cap company stocks. Because of this, if the Fund wants to sell a large quantity of a small cap company's stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund's sub-adviser tries to minimize this risk by investing in stocks that are readily bought and sold.

                           SECTOR RISKS -- Since the AFBA 5Star Science & Technology Fund is focused on science and technology related industries, it is more concentrated than stock funds invested in a broader range of industries. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may also at times invest significantly in technology related industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Therefore, the AFBA 5Star Science & Technology Fund is likely to be more volatile, and the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may, to the extent they focus on technology related industries, be more volatile than a fund that does not invest significantly in technology related industries.

                           MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISKS -- The AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund invest in mortgage-backed and asset-backed securities, which are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, a Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and its income distribution.

********************************************************************************

PAST PERFORMANCE
--------------------------------------------------------------------------------


                           The performance information shown on the following pages provides an indication of the risks of investing in the Funds. The bar charts show the total returns for Class I Shares of each Fund for each full calendar year since commencement of operations. The tables show each Fund's average annual returns for certain periods compared with those of a relevant, widely recognized benchmark. The returns assume that all dividends and capital gains distributions have been reinvested in new shares of the Fund.

                           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A FUND'S PAST PERFORMANCE (BOTH BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL PERFORM IN THE FUTURE.

********************************************************************************

AFBA 5STAR BALANCED FUND
--------------------------------------------------------------------------------


                           ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

                           [BAR CHART OMITTED, PLOT POINTS FOLLOWS]

                           1998        (0.38%)
                           1999          6.67%
                           2000         11.18%
                           2001          2.50%
                           2002       (14.83%)
                           2003         26.48%


Year-to-Date Return as of June 30, 2004 = 5.75%
Best Quarter: Quarter Ended June 30, 2003 = 13.50%
Worst Quarter: Quarter Ended September 30, 2001 = (13.52%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                     1 YEAR        5 YEARS        SINCE INCEPTION 1
------------------------------------------------------------------------------------------------------------------------------------
AFBA 5Star Balanced Fund

   Return before taxes........................................      26.48%         5.54%                5.57%
   Return after taxes on distributions........................      25.10%         4.05%                4.11%
   Return after taxes on distributions and sale of shares.....      17.43%         3.82%                3.87%

S&P 500 Index (reflects no deduction for fees, expenses
or taxes)2 ...................................................      28.67%        (0.59%)               5.73%

Lipper Balanced Fund Index (reflects no deduction for
fees, expenses or taxes)3.....................................      19.94%         2.95%                6.20%
------------------------------------------------------------------------------------------------------------------------------------

1 INCEPTION DATE OF THE FUND = JUNE 3, 1997.

2 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE
  CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

3 THE LIPPER BALANCED FUND INDEX IS AN UNMANAGED INDEX AND INCLUDES THE 30
  LARGEST MUTUAL FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY THE STOCK/BOND RATIO OF FUNDS IN THE INDEX RANGES AROUND 60%/40%. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************

AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

1998       (5.98%)
1999         2.32%
2000         7.71%
2001         9.95%
2002         2.48%
2003        20.23%


Year-to-Date Return as of June 30, 2004 = 2.87%
Best Quarter: Quarter Ended June 30, 2003 = 8.51%
Worst Quarter: Quarter Ended September 30, 1998 = (6.27%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                     1 YEAR        5 YEARS        SINCE INCEPTION 1
------------------------------------------------------------------------------------------------------------------------------------

AFBA 5Star High Yield Fund

   Return before taxes........................................      20.23%         8.35%                6.33%
   Return after taxes on distributions........................      18.37%         4.94%                3.35%
   Return after taxes on distributions and sale of shares.....      13.15%         4.95%                3.48%

Merrill Lynch High Yield Bond Index (reflects no deduction
for fees, expenses or taxes)2 ................................      27.23%         5.47%                5.92%

Lipper High Yield Fund Index (reflects no deduction for
fees, expenses or taxes)3.....................................      26.36%         2.92%                3.52%
------------------------------------------------------------------------------------------------------------------------------------


1 INCEPTION DATE OF THE FUND = JUNE 3, 1997.

2 THE MERRILL LYNCH HIGH YIELD BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF
  OVER 1,200 HIGH YIELD BONDS REPRESENTATIVE OF THE HIGH YIELD BOND MARKET AS A WHOLE. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

3 THE LIPPER HIGH YIELD FUND INDEX IS A WIDELY RECOGNIZED INDEX OF MUTUAL
  FUNDS THAT INVEST PRIMARILY IN HIGH YIELD BONDS. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************

AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

1998             6.37%
1999            13.23%
2000            20.18%
2001          (15.08%)
2002          (25.61%)
2003            30.09%


Year-to-Date Return as of June 30, 2004 = 2.93%
Best Quarter: Quarter Ended June 30, 2003 = 20.10%
Worst Quarter: Quarter Ended September 30, 2001 = (20.03%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                     1 YEAR        5 YEARS        SINCE INCEPTION 1
------------------------------------------------------------------------------------------------------------------------------------

AFBA 5Star Large Cap Fund

   Return before taxes........................................      30.09%         2.26%                4.13%
   Return after taxes on distributions........................      30.02%         2.08%                3.89%
   Return after taxes on distributions and sale of shares.....      19.55%         1.84%                3.42%

S&P 500 Index (reflects no deduction for fees, expenses
or taxes)2....................................................      28.67%        (0.59%)               5.73%
------------------------------------------------------------------------------------------------------------------------------------

1 INCEPTION DATE OF THE FUND = JUNE 3, 1997.

2 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE
  CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************

AFBA 5STAR MID CAP FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003          43.92%


Year-to-Date Return as of June 30, 2004 = 8.36%
Best Quarter: Quarter Ended June 30, 2003 = 22.91%
Worst Quarter: Quarter Ended March 31, 2003 = (3.60%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                                   1 YEAR         SINCE INCEPTION 1
------------------------------------------------------------------------------------------------------------------------------------


AFBA 5Star Mid Cap Fund


   Return before taxes....................................................        43.92%                9.30%
   Return after taxes on distributions....................................        43.92%                9.30%
   Return after taxes on distributions and sale of shares.................        28.55%                7.94%

S&P 400 Mid Cap Index (reflects no deduction for fees, expenses
or taxes)2................................................................        35.59%                5.36%

S&P 500 Index (reflects no deduction after fees, expenses
or taxes)3 ...............................................................        28.67%                3.79%
------------------------------------------------------------------------------------------------------------------------------------




1 INCEPTION DATE OF THE FUND = MAY 1, 2002.

2 THE S&P 400 MID CAP INDEX IS AN UNMANAGED, MARKET CAPITALIZATION-WEIGHTED
  INDEX OF 400 MEDIUM-CAPITALIZATION STOCKS DESIGNED TO MEASURE THE MID-SIZE COMPANY SEGMENT OF THE U.S. MARKETS. THE PERFORMANCE OF THE S&P 400 MID CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE PRIMARY INDEX THAT THE FUND USES FOR COMPARATIVE PURPOSES IS THE S&P 400 MID CAP INDEX. THE FUND PREVIOUSLY PRESENTED THE S&P 500 INDEX IN SHAREHOLDER COMMUNICATIONS, BUT THE FUND HAS NOW SELECTED THE S&P 400 MID CAP INDEX AS THE MOST MEANINGFUL INDEX FOR COMPARISON PURPOSES.

3 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE
  CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

  ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

  [BAR CHART OMITTED, PLOT POINTS FOLLOWS]

  2002          (38.79%)
  2003            63.38%


Year-to-Date Return as of June 30, 2004 = 10.33%
Best Quarter: Quarter Ended June 30, 2003 = 29.29%
Worst Quarter: Quarter Ended June 30, 2002 = (30.93%)


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                                1 YEAR            SINCE INCEPTION 1
------------------------------------------------------------------------------------------------------------------------------------

AFBA 5Star Science & Technology Fund

   Return before taxes..............................................             63.38%                 6.17%
   Return after taxes on distributions..............................             63.38%                 6.17%
   Return after taxes on distributions and sale of shares...........             41.20%                 5.27%

S&P 500 Index (reflects no deduction for fees, expenses
or taxes)2..........................................................             28.67%                 2.55%

Lipper Science & Technology Fund Index (reflects no
deduction for fees, expenses or taxes)3.............................             51.31%                (0.18%)
------------------------------------------------------------------------------------------------------------------------------------

1 INCEPTION DATE OF THE FUND = OCTOBER 12, 2001.

2 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE
  CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


3 THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX IS AN UNMANAGED, EQUALLY-WEIGHTED
  PERFORMANCE INDEX OF THE LARGEST QUALIFYING MUTUAL FUNDS (BASED ON NET ASSETS) IN THE LIPPER SCIENCE AND TECHNOLOGY CLASSIFICATION. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************

AFBA 5STAR SMALL CAP FUND
--------------------------------------------------------------------------------

  ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

  [BAR CHART OMITTED, PLOT POINTS FOLLOWS

  2002         (26.35%)
  2003           51.41%


Year-to-Date Return as of June 30, 2004 = 12.83%
Best Quarter: Quarter Ended June 30, 2003 = 30.88%
Worst Quarter: Quarter Ended September 30, 2002 = (22.78%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                                1 YEAR            SINCE INCEPTION 1
------------------------------------------------------------------------------------------------------------------------------------

AFBA 5Star Small Cap Fund


   Return before taxes..............................................             51.41%                14.39%
   Return after taxes on distributions..............................             51.33%                14.36%
   Return after taxes on distributions and sale of shares...........             33.53%                12.37%

S&P 600 Small Cap Index (reflects no deduction for fees,
expenses or taxes)2.................................................             38.77%                14.58%
Lipper Small Cap Fund Index (reflects no deduction for fees,
expenses or taxes)3.................................................             41.32%                10.67%
------------------------------------------------------------------------------------------------------------------------------------



1 INCEPTION DATE OF THE FUND = OCTOBER 15, 2001.


2 THE S&P 600 SMALL CAP INDEX IS A MARKET VALUE WEIGHTED INDEX CONSISTING OF
  600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE PERFORMANCE OF THE S&P 600 SMALL CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.


3 THE LIPPER SMALL CAP FUND INDEX IS COMPRISED OF THE TOP 25-30 MANAGED MUTUAL
  FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR- WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT
  THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************

AFBA 5STAR USA GLOBAL FUND
--------------------------------------------------------------------------------


  ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

  [BAR CHART OMITTED, PLOT POINTS FOLLOWS]

  1998           8.10%
  1999          32.15%
  2000           8.73%
  2001        (10.53%)
  2002        (27.01%)
  2003          37.50%


Year-to-Date Return as of June 30, 2004 = 5.94%
Best  Quarter: Quarter Ended December 31, 1999 = 19.48%
Worst Quarter: Quarter Ended September 30, 2002 = (21.91%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                               ANNUALIZED TOTAL RETURN
                                                                     1 YEAR        5 YEARS        SINCE INCEPTION 1
------------------------------------------------------------------------------------------------------------------------------------
AFBA 5Star USA Global Fund

   Return before taxes........................................       37.50%         5.23%               5.67%
   Return after taxes on distributions........................       37.50%         5.04%               5.46%
   Return after taxes on distributions and sale of shares.....       24.37%         4.44%               4.82%

S&P 500 Index (reflects no deduction for fees, expenses
or taxes)2....................................................       28.67%        (0.59%)              5.73%
------------------------------------------------------------------------------------------------------------------------------------

1 INCEPTION DATE OF THE FUND = JUNE 3, 1997.

2 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE
  CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

********************************************************************************

FEES & EXPENSES
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you may pay if you buy and hold Class I Shares of each AFBA 5Star Fund.


                                                                                        AFBA
                                        AFBA        AFBA        AFBA        AFBA        5STAR       AFBA        AFBA
                                        5STAR       5STAR       5STAR       5STAR     SCIENCE &     5STAR       5STAR
                                      BALANCED   HIGH YIELD   LARGE CAP    MID CAP   TECHNOLOGY   SMALL CAP  USA GLOBAL
                                        FUND        FUND        FUND        FUND        FUND        FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
   (FEES PAID DIRECTLY FROM
   YOUR INVESTMENT)
   Maximum Sales Charge (Load)
     Imposed on Purchases (as a
     percentage of offering price)...   None        None        None        None        None        None         None
   Maximum Deferred Sales Charge
     (Load)..........................   None        None        None        None        None        None         None
   Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends.......................   None        None        None        None        None        None         None
   Redemption Fee....................   None        None        None        None        None        None         None
   Exchange Fee......................   None        None        None        None        None        None         None

ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED
   FROM FUND ASSETS)

   Management Fees...................   0.80%       0.80%       0.80%       0.80%      0.80%        0.80%       0.80%
   Distribution (12b-1) Fees.........    None        None        None        None       None         None        None
   Other Expenses....................   1.42%       2.02%       2.49%      16.98%      9.73%        3.51%       1.52%
                                       ------      -----      ------      ------     ------       ------      ------
   Total Annual Fund Operating
     Expenses........................   2.22%       2.82%       3.29%      17.78%     10.53%        4.31%       2.32%
   Less Fee Waivers/Expense
     Payments1.......................  (1.14%)     (1.74%)     (2.01%)    (16.50%)    (9.25%)      (3.03%)     (1.04%)
                                       ------      -----      ------      ------     ------       ------      ------
   Net Total Annual Fund Operating
     Expenses .......................   1.08%       1.08%       1.28%       1.28%      1.28%        1.28%       1.28%
                                       ------      -----      ------      ------     ------       ------      ------

1 THE INVESTMENT MANAGER HAS ENTERED INTO A CONTRACTUAL AGREEMENT TO WAIVE
  FEES AND/OR PAY EXPENSES IN AMOUNTS NECESSARY TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES TO 1.08% THROUGH JULY 31, 2005, WITH RESPECT TO THE AFBA 5STAR BALANCED FUND AND AFBA 5STAR HIGH YIELD FUND. IN ADDITION, THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR PAY EXPENSES IN AMOUNTS NECESSARY TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES THROUGH JULY 31, 2005 TO 1.28% FOR THE AFBA 5STAR LARGE CAP FUND, AFBA 5STAR MID CAP FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND, AFBA 5STAR SMALL CAP FUND AND AFBA 5STAR USA GLOBAL FUND. THEREAFTER, THE INVESTMENT MANAGER MAY EITHER RENEW OR TERMINATE THESE ARRANGEMENTS. WHEN A FUND'S ASSETS GROW TO A POINT WHERE FEE WAIVERS AND/OR EXPENSE PAYMENTS ARE NO LONGER NECESSARY TO MEET THE EXPENSE LIMITATION TARGET, THE Investment manager may seek to recoup amounts it waived or expenses that it paid. The investment manager will only seek to recoup such amounts if total annual fund operating expenses plus the amounts recouped do not exceed the expense limitation target. The investment manager shall be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

********************************************************************************

FEE EXAMPLES
--------------------------------------------------------------------------------


The following examples are intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    1 YEAR         3 YEARS        5 YEARS        10 YEARS
                                                   --------       ---------      ---------      ----------
AFBA 5Star Balanced Fund1                            $110          $  584         $1,086          $2,465
AFBA 5Star High Yield Fund1                          $110          $  709         $1,334          $3,021
AFBA 5Star Large Cap Fund1                           $130          $  825         $1,543          $3,448
AFBA 5Star Mid Cap Fund1                             $130          $3,362         $5,821          $9,692
AFBA 5Star Science & Technology Fund1                $130          $2,196         $4,039          $7,825
AFBA 5Star Small Cap Fund1                           $130          $1,031         $1,943          $4,281
AFBA 5Star USA Global Fund1                          $130          $  625         $1,146          $2,576

1 PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER THROUGH JULY 31, 2005
  IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3, 5 AND 10-YEAR EXAMPLES.

The above examples are for comparison purposes only and are not a representation of the Funds' actual expenses and returns, either past or future.


********************************************************************************

MANAGER AND SUB-ADVISER
--------------------------------------------------------------------------------


                           AFBA 5Star Investment Management Company (the "Manager"), a corporation organized under the laws of the Commonwealth of Virginia, acts as the Funds' investment and business manager and is a registered investment adviser under the Investment Advisers Act of 1940. Pursuant to the current Management Agreement for each of the Funds, the Manager is responsible for providing or obtaining investment management and related administrative services for the Funds. The sole business of the Manager is the management of the Funds, which as of June 30, 2004, had approximately $229 million in total assets. The Manager is a wholly-owned subsidiary of 5Star Financial, LLC and, ultimately, a wholly-owned subsidiary of Armed Forces Benefit Association ("AFBA"), which was organized in 1947 to provide low-cost life insurance for military families. As AFBA's eligibility criteria have expanded over the years, so have its services, which now include banking products, mutual funds, health insurance and financial services. Lt. General C.C. Blanton, USAF (Ret.), serves as the Chairman of the Manager's Board of Directors, as well as Chairman of the Board of Directors of the Company.

                           The Manager employs at its own expense Kornitzer Capital Management, Inc. ("KCM") as sub-adviser to manage the assets of the Funds on a day-to-day basis. KCM is an independent investment advisory firm founded in 1989 that serves a broad variety of individual, corporate and other institutional clients.

                           The AFBA 5Star Funds are managed by a team of eight portfolio managers supported by an experienced investment analysis and research staff. The portfolio managers are responsible for the day-to-day management of their respective Funds as indicated below.

                           JOHN KORNITZER. Mr. Kornitzer is the president and chief investment officer of KCM, and has over 35 years of investment experience. He has served as investment manager at several Fortune 500 companies prior to founding KCM in 1989. Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania. Mr. Kornitzer is the lead portfolio manager of the AFBA 5Star Balanced Fund.

                           KENT GASAWAY. Mr. Gasaway joined KCM in 1991 and is a Chartered Financial Analyst with more than 21 years of research and management experience. Previously, Mr. Gasaway spent 10 years with Waddell & Reed Mutual Funds Group. He holds a B.S. degree in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the AFBA 5Star High Yield Fund. He also serves as co-lead portfolio manager of the AFBA 5Star Large Cap, AFBA 5Star Mid Cap, AFBA 5Star Science & Technology, AFBA 5Star Small Cap, and AFBA 5Star USA Global Funds.

                           BOB MALE. Mr. Male is a Chartered Financial Analyst and has more than 15 years of investment research experience. Prior to joining KCM in 1997, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. degree in Business Administration from the University of Kansas and an MBA degree from Southern Methodist University. Mr. Male serves as co-lead portfolio manager of the AFBA 5Star Large Cap, AFBA 5Star Mid Cap, AFBA 5Star Science & Technology, AFBA 5Star Small Cap, and AFBA 5Star USA Global Funds.

                           GRANT P. SARRIS. Mr. Sarris joined KCM in 2003 and is a Chartered Financial Analyst. He holds a B.A. degree from the University of Wisconsin and an MBA degree from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He has served as both a Senior Vice President and as a portfolio manager from 2002 to 2003 and portfolio manager from 1997 to 2002. Mr. Sarris serves as co-lead portfolio manager of the AFBA 5Star Large Cap, AFBA 5Star Mid Cap, AFBA 5Star Science & Technology, AFBA 5Star Small Cap, and AFBA 5Star USA Global Funds.

                           WILLIAM KORNITZER. Mr. Kornitzer worked for KCM as a research analyst from 1997 to 2000 and recently rejoined the firm in 2004 as a senior vice president and co-portfolio manager of the AFBA 5Star Large Cap and AFBA 5Star USA Global Funds. He was previously an executive director and portfolio manager at USAA Investment Management Company. Mr. Kornitzer received his MBA degree from Drexel University and his B.S. degree in Finance from Virginia Tech. Additionally, Mr. Kornitzer is a Chartered Financial Analyst and has over 12 years of investment experience.

                           ELIZABETH JONES. Ms. Jones joined KCM in 2003. She was previously a research analyst with Bank of America Capital Management. Ms. Jones received a B.S. degree from Georgetown University, an M.D. from Vanderbilt University, and an MBA degree from Arizona State University. She was a practicing M.D. for over five years. Ms. Jones serves as co-portfolio manager of the AFBA 5Star Science & Technology Fund. She has three years of investment experience and 11 years of healthcare industry experience.

                           DAVE CARLSEN. Mr. Carlsen joined KCM in 2004 and is a Chartered Financial Analyst. Mr. Carlsen was formerly a senior equity research analyst for technology at Strong Capital Management, Inc. and also worked for Northern Capital Management Inc. He received a B.S. in finance and investments from the University of Wisconsin. Mr. Carlsen serves as co-portfolio manager of the AFBA 5Star Science & Technology Fund. Mr. Carlsen has over 12 years of investment experience.

                           CLAY BRETHOUR. Mr. Brethour joined KCM in 2000 and is a Chartered Financial Analyst. He previously was an equity research analyst with Security Management Group and Dain Rauscher Wessels. Mr. Brethour holds a B.S. degree in Business-Finance from Kansas State University. Mr. Brethour serves as co-portfolio manager of the AFBA 5Star Science & Technology Fund. He has over 12 years of investment experience.

                           For its services, each Fund pays the Manager a fee at the annual rate of 0.80% of the Fund's average daily net assets. The Manager has entered into contractual arrangements to waive fees and/or pay expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class I Shares to 1.08% of average annual net assets, through July 31, 2005, with respect to the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund. In addition, the Manager has contractually agreed to waive fees and/or pay expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class I Shares through July 31, 2005, to 1.28% of average annual net assets, with respect to the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, and AFBA 5Star USA Global Fund. Thereafter, the Manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it waived or expenses that it paid. The Manager will only seek to recoup such amounts if Total Annual Fund Operating Expenses plus the amounts recouped do not exceed the expense limitation target. The Manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

                           AFBA 5Star Investment Management Company is located at 909 N. Washington Street, Alexandria, VA 22314. KCM is located at 5420 W. 61st Place, Shawnee Mission, KS 66205.

********************************************************************************

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or, if shorter, since the inception. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP for the years ended March 31, 2004, 2003, 2002 and 2001 and by other Independent Registered Public Accountants for the year ended March 31, 2000 and are included in the annual report, which is available, without charge, upon request.

AFBA 5STAR BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                            YEARS ENDED MARCH 31,
                                                              2004         2003         2002         2001        2000+
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year.................        $    9.14   $    11.34     $ 10.91      $ 11.49     $ 10.22
                                                           ---------   ----------     -------      -------     -------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment income..........................             0.45         0.29        0.35         0.34        0.41
    Net gain (loss) on securities (both realized
      and unrealized)..............................             2.23        (2.18)       0.43        (0.45)       1.32
                                                           ---------   ----------     -------      -------     -------
  Total from investment operations.................             2.68        (1.89)       0.78        (0.11)       1.73
                                                           ---------   ----------     -------      -------     -------
  LESS DISTRIBUTIONS:

    Dividends from net investment income...........            (0.45)       (0.31)      (0.35)       (0.35)      (0.43)
    Distributions from capital gains...............               --           --          --        (0.12)      (0.03)
                                                           ---------   ----------     -------      -------     -------
  Total distributions .............................            (0.45)       (0.31)      (0.35)       (0.47)      (0.46)
                                                           ---------   ----------     -------      -------     -------
Net asset value, end of year ......................        $   11.37   $     9.14     $ 11.34      $ 10.91     $ 11.49
                                                           ---------   ----------     -------      -------     -------
Total return ......................................            29.61%      (16.71%)      7.28%       (0.98%)     17.39%
                                                           ---------   ----------     -------      -------     -------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in millions) .............        $   41.68   $    31.77     $ 37.84      $ 34.95     $  8.49
Ratio of expenses to average net assets ...........             1.08%        1.08%       1.08%        1.06%       1.08%
Ratio of net investment income to average
   net assets......................................             4.18%        3.06%       3.06%        4.05%       4.01%
Ratio of expenses to average net assets before
   contractual expense reimbursement
   and waivers ....................................             2.22%        2.42%       1.74%        1.10%       1.19%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers ......................             3.04%        1.72%       2.40%        4.01%       3.90%
Portfolio turnover rate ...........................               43%          33%         17%          28%         44%

  + PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000
    WERE AUDITED BY OTHER INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.

********************************************************************************

AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------


                                                                              YEARS ENDED MARCH 31,
                                                                2004        2003        2002         2001       2000+
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year.................           $  8.04    $    8.26   $    8.81    $    8.72   $    9.12
                                                             ---------   ----------  ---------    ---------   ---------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment income..........................              0.37         0.54        0.76         0.84        0.80
    Net gain (loss) on securities (both realized
      and unrealized)..............................              1.20        (0.23)      (0.41)        0.27       (0.42)
                                                             ---------   ----------  ---------    ---------   ---------
  Total from investment operations.................              1.57         0.31        0.35         1.11        0.38
                                                             ---------   ----------  ---------    ---------   ---------
  LESS DISTRIBUTIONS:

    Dividends from net investment income...........             (0.38)       (0.53)      (0.79)       (0.87)      (0.78)
    Distributions from capital gains...............                --           --       (0.02)       (0.15)         --
    Return of capital..............................                --           --       (0.09)          --          --
                                                             ---------   ----------  ---------    ---------   ---------
  Total distributions .............................             (0.38)       (0.53)      (0.90)       (1.02)      (0.78)
                                                             ---------   ----------  ---------    ---------   ---------
Net asset value, end of year ......................           $  9.23    $    8.04   $    8.26    $    8.81   $    8.72
                                                             ---------   ----------  ---------    ---------   ---------
Total return ......................................             19.80%        4.11%       4.18%       13.49%       4.28%
                                                             ---------   ----------  ---------    ---------   ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in millions) .............           $ 12.11     $  10.12   $    9.31   $     8.37  $     5.03
Ratio of expenses to average net assets ...........              1.08%        1.08%       1.08%        1.06%       1.08%
Ratio of net investment income to average
   net assets......................................              4.20%        6.72%       8.82%       10.55%       9.27%
Ratio of expenses to average net assets before
   contractual expense reimbursement and
   waivers ........................................              2.82%        4.57%       3.68%        1.19%       1.26%
Ratio of net investment income to average
   net assets before contractual expense
   reimbursement and waivers ......................              2.46%        3.23%       6.22%       10.42%       9.09%
Portfolio turnover rate ...........................                44%          36%         34%          36%         34%

  + PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000
    WERE AUDITED BY OTHER INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.

********************************************************************************

AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------



                                                                            YEARS ENDED MARCH 31,
                                                               2004        2003        2002         2001        2000+
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year.................         $   8.94    $  13.00     $  12.76     $  14.76    $  11.54
                                                            --------    --------     --------     --------    --------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment income (loss)...................            (0.03)       0.02        (0.03)        0.03        0.02
    Net gain (loss) on securities (both realized
      and unrealized)..............................             3.66       (4.08)        0.27        (1.43)       3.23
                                                            --------    --------     --------     --------    --------
  Total from investment operations.................             3.63       (4.06)        0.24        (1.40)       3.25
                                                            --------    --------     --------     --------    --------
  LESS DISTRIBUTIONS:

    Dividends from net investment income...........            (0.02)      --           --           (0.02)      (0.03)
    Distributions from capital gains...............            --          --           --           (0.31)      --
    Return of capital..............................            --          --           --           (0.27)      --
                                                            --------    --------     --------     --------    --------
  Total distributions .............................            (0.02)      --           --           (0.60)      (0.03)
                                                            --------    --------     --------     --------    --------
Net asset value, end of year ......................         $  12.55    $   8.94     $  13.00     $  12.76    $  14.76
                                                            --------    --------     --------     --------    --------
Total return ......................................            40.60%     (31.23%)       1.88%       (9.97%)     28.22%
                                                            --------    --------     --------     --------    --------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in millions) .............         $  21.53    $  15.06     $  21.65     $  20.30    $  13.08
Ratio of expenses to average net assets ...........             1.08%       1.08%        1.08%        1.06%       1.08%
Ratio of net investment income (loss) to
   average net assets..............................            (0.08%)      0.18%       (0.21%)       0.14%       0.15%
Ratio of expenses to average net assets before
   contractual expense reimbursement and
   waivers ........................................             3.29%       3.63%        2.25%        1.09%       1.13%
Ratio of net investment income (loss) to
   average net assets before contractual expense
   reimbursement and waivers ......................            (2.29%)     (2.37%)      (1.38%)       0.11%       0.10%
Portfolio turnover rate ...........................               45%         13%          11%          29%         31%

  + PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000
    WERE AUDITED BY OTHER INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.

********************************************************************************

AFBA 5STAR MID CAP FUND

--------------------------------------------------------------------------------


                                                                                                    FOR THE PERIOD FROM
                                                                                 YEAR ENDED         MAY 1, 2002* THROUGH
                                                                               MARCH 31, 2004          MARCH 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period..................................             $   7.77               $  10.00
                                                                                   --------               --------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment loss...............................................                (0.07)                 (0.04)
    Net gain (loss) on securities (both realized and unrealized)......                 5.10                  (2.19)
                                                                                   --------               --------
  Total from investment operations....................................                 5.03                  (2.23)
                                                                                   --------               --------
Net asset value, end of period .......................................             $  12.80               $   7.77
                                                                                   --------               --------
Total return** .......................................................                64.74%                (22.30%)
                                                                                   --------               --------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ..............................             $   2.53               $   1.18
Ratio of expenses to average net assets*** ...........................                 1.23%                  1.08%
Ratio of net investment loss to average net assets***.................                (0.74%)                (0.56%)
Ratio of expenses to average net assets before contractual expense
   reimbursement and waivers***  .....................................                17.78%                 27.90%
Ratio of net investment loss to average net assets before
   contractual expense reimbursement and waivers***  .................               (17.29%)               (27.38%)
Portfolio turnover rate ..............................................                   22%                    11%

  *  COMMENCEMENT OF OPERATIONS.
  ** TOTAL RETURN NOT ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR. *** ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR.

********************************************************************************

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------


                                                                                                    FOR THE PERIOD FROM
                                                                    YEARS ENDED MARCH 31,            OCTOBER 12, 2001*
                                                                2004                   2003        THROUGH MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period................         $    6.76               $  11.38             $   10.00
                                                             ---------               --------             ---------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment loss.............................             (0.08)                 (0.04)                (0.03)
    Net gain (loss) on securities
      (both realized and unrealized)................              5.81                  (4.58)                 1.41
                                                             ---------               --------             ---------
  Total from investment operations..................              5.73                  (4.62)                 1.38
                                                             ---------               --------             ---------
Net asset value, end of period .....................         $   12.49               $   6.76             $   11.38
                                                             ---------               --------             ---------
Total return** .....................................             84.76%                (40.60%)               13.80%
                                                             ---------               --------             ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ............         $    5.11               $   2.44             $    3.69
Ratio of expenses to average net assets*** .........              1.23%                  1.08%                 1.08%
Ratio of net investment loss to
   average net assets***............................             (0.78%)                (0.60%)               (0.70%)
Ratio of expenses to average
   net assets before
   contractual expense reimbursement
   and waivers***  .................................             10.53%                 14.87%                 6.37%
Ratio of net investment loss to average
   net assets before contractual expense
   reimbursement and waivers***  ...................            (10.08%)               (14.39%)               (5.99%)
Portfolio turnover rate ............................                44%                    19%                    5%

   * COMMENCEMENT OF OPERATIONS.
  ** TOTAL RETURN NOT ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR. *** ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR.

********************************************************************************

AFBA 5STAR SMALL CAP FUND
--------------------------------------------------------------------------------


                                                                                                  FOR THE PERIOD FROM
                                                                YEARS ENDED MARCH 31,              OCTOBER 15, 2001*
                                                            2004                    2003        THROUGH MARCH 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period................         $    8.29               $  12.62              $  10.00
                                                             ---------               --------              --------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment loss.............................             (0.09)                 (0.02)                (0.03)
    Net gain (loss) on securities
      (both realized and unrealized)................              7.03                  (4.31)                 2.65
                                                             ---------               --------              --------
  Total from investment operations..................              6.94                  (4.33)                 2.62
                                                             ---------               --------              --------
  LESS DISTRIBUTIONS:

    Dividends from realized gains...................             (0.05)                 --                    --
                                                             ---------               --------              --------
  Total distributions ..............................             (0.05)                 --                    --
                                                             ---------               --------              --------
Net asset value, end of period .....................         $   15.18               $   8.29              $  12.62
                                                             ---------               --------              --------
Total return** .....................................             83.80%                (34.31%)               26.20%
                                                             ---------               --------              --------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions) ............         $    6.94               $   3.37              $   4.05
Ratio of expenses to average net assets*** .........              1.23%                  1.08%                 1.08%
Ratio of net investment loss to
   average net assets***............................             (0.80%)                (0.59%)               (0.60%)
Ratio of expenses to average net assets before
   contractual expense reimbursement and
   waivers***  .....................................              4.31%                  7.28%                 6.06%
Ratio of net investment loss to average net assets
   before contractual expense reimbursement and
   waivers***  .....................................             (3.88%)                (6.79%)               (5.58%)
Portfolio turnover rate ............................                23%                    26%                    0%

  *   COMMENCEMENT OF OPERATIONS.
 ** TOTAL RETURN NOT ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR. *** ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR.

********************************************************************************

AFBA 5STAR USA GLOBAL FUND
--------------------------------------------------------------------------------


                                                                               YEARS ENDED MARCH 31,
                                                               2004          2003        2002         2001       2000+
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year.................        $     9.54   $    14.23    $  13.08     $  16.90    $  11.06
                                                           ----------   ----------    --------     --------    --------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment income (loss)...................             --           (0.02)      (0.06)        0.01        0.01
    Net gain (loss) on securities (both realized
      and unrealized)..............................              4.63        (4.67)       1.21        (3.22)       5.86
                                                           ----------   ----------    --------     --------    --------
  Total from investment operations.................              4.63        (4.69)       1.15        (3.21)       5.87
                                                           ----------   ----------    --------     --------    --------
  LESS DISTRIBUTIONS:

    Dividends from net investment income...........             --           --          --           --          (0.03)
    Distributions from capital gains...............             --           --          --           (0.55)      --
    Return of capital..............................             --           --          --           (0.06)      --
                                                           ----------   ----------    --------     --------    --------
  Total distributions .............................             --           --          --           (0.61)      (0.03)
                                                           ----------   ----------    --------     --------    --------
Net asset value, end of year ......................        $    14.17   $     9.54    $  14.23     $  13.08    $  16.90
                                                           ----------   ----------    --------     --------    --------
Total return ......................................             48.53%      (32.96%)      8.79%      (19.34%)     53.11%
                                                           ----------   ----------    --------     --------    --------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in millions) .............        $    41.94   $    28.27    $  41.93     $  38.15    $  15.05
Ratio of expenses to average net assets ...........              1.08%        1.08%       1.08%        1.06%       1.08%
Ratio of net investment income (loss) to average
   net assets......................................              0.04%       (0.19%)     (0.44%)      (0.08%)      0.03%
Ratio of expenses to average net assets before
   contractual expense reimbursement and
   waivers ........................................              2.32%        2.49%       1.73%        1.07%       1.13%
Ratio of net investment loss to average
   net assets before contractual expense
   reimbursement and waivers ......................             (1.20%)      (1.60%)     (1.09%)      (0.09%)     (0.02%)
Portfolio turnover rate ...........................                23%          11%         13%          14%         36%

  + PER SHARE PERCENTAGE AND DOLLAR AMOUNTS FOR THE YEAR ENDED MARCH 31, 2000
    WERE AUDITED BY OTHER INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.

********************************************************************************

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


                           CLASS I SHARES OF EACH FUND ARE OFFERED PRIMARILY FOR INVESTORS IN DEFINED BENEFIT PLANS, EMPLOYEE BENEFIT TRUSTS, ENDOWMENTS, FOUNDATIONS, CORPORATIONS AND INSTITUTIONS AS WELL AS TO MEMBERS, ELIGIBLE MEMBERS, AND EMPLOYEES OF AFBA, THE 5STAR ASSOCIATION AND ITS AFFILIATED COMPANIES ON A DIRECT BASIS. ALL SHAREHOLDERS HOLDING CLASS I SHARES OF A FUND IN AN EXISTING ACCOUNT MAY CONTINUE TO PURCHASE ADDITIONAL CLASS I SHARES OF THE FUND IN EITHER AN EXISTING ACCOUNT OR THROUGH THE DIRECT ESTABLISHMENT OF A NEW ACCOUNT.


                           NO LOAD FUNDS
                           There are no sales commissions or Rule 12b-1 distribution fees.


                           HOW TO PURCHASE SHARES (see chart on page 30 for details) By phone, mail or wire.

                           Through Automatic Monthly Investments


                           MINIMUM INITIAL INVESTMENT
                           $1.5 million. The minimum initial investment is reduced to $500 ($250 for IRAs and Uniform Transfers (Gifts) to Minors accounts) for members, eligible members and employees of AFBA, the 5Star Association and its affiliated companies.

                           MINIMUM ADDITIONAL INVESTMENT
                           $100 by mail
                           $100 by telephone (ACH)
                           $500 by wire
                           $50 for Automatic Monthly Investment Plan

                           MINIMUM INITIAL INVESTMENT AMOUNT WAIVERS
                           The minimum initial investment may be waived for defined benefit plans, employee benefit trusts, endowments, foundations, corporations and institutions if the entity's total assets available for investment exceed $5 million. The minimum investment amount may be waived for any individual or entity at the discretion of the officers of the Company.

                           MINIMUM ACCOUNT SIZE
                           You must maintain a minimum account value equal to the current minimum initial investment. If your account falls below this amount due to redemptions (not market action) we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

********************************************************************************

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

                           You may withdraw from your account at any time in the following amounts:

                           o any amount for redemptions requested by mail, phone
                             or telegraph
                           o $1,000 or more for redemptions wired to your
                             account ($10 fee)
                           o $50 or more for redemptions by a systematic
                             redemption plan (there may be a fee)
                           o $50 or more for redemptions by automatic monthly
                             exchange to another Fund
                           o $100 or more via ACH; there is no fee but proceeds
                             may take 4 days to reach your account

********************************************************************************

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                           The following services are also available to shareholders. Please call 1-800-243-9865 for more information:
                           o UNIFORM TRANSFERS (GIFTS) TO MINORS ACCOUNTS
                           o ACCOUNTS FOR CORPORATIONS OR PARTNERSHIPS
                           o SUB-ACCOUNTING SERVICES FOR KEOGH, TAX QUALIFIED
                             RETIREMENT PLANS, AND OTHERS
                           o PROTOTYPE RETIREMENT PLANS FOR THE SELF-EMPLOYED,
                             PARTNERSHIPS AND CORPORATIONS
                           o TRADITIONAL IRA ACCOUNTS
                           o ROTH IRA  ACCOUNTS
                           o COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY
                             EDUCATION IRAS)
                           o SIMPLIFIED EMPLOYEE PENSIONS (SEPS)
                           o SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES
                             (SIMPLE PLAN)

********************************************************************************

HOW SHARE PRICE IS DETERMINED
--------------------------------------------------------------------------------

                           Shares of each Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund. In the case of certain financial institutions that have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.


                           The net asset value is calculated by subtracting from each Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern time) on days when the Funds are open for business (the same days that the New York Stock Exchange is open for trading).


                           Equity securities owned by the Funds are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the secu-rity is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Company's Pricing Committee under procedures adopted by the Company's Board of Directors.

********************************************************************************

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


                           The AFBA 5Star Balanced Fund pays distributions from net investment income quarterly, usually in April, June, September and December. The AFBA 5Star High Yield Fund pays distributions from net investment income monthly. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund pay distributions from net investment income semi-annually, usually in June and December. Distributions from net capital gains realized on the sale of securities will be declared by the AFBA 5Star Balanced Fund annually on or before December 31 and by the AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund semi-annually, usually in June and December. Your distributions will be reinvested automatically in additional shares of a Fund, unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash. We automatically reinvest all dividends under $10.00 in additional shares of a Fund. There are no fees or sales charges on reinvestments.

                           TAX CONSIDERATIONS -- In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

                           For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

                           If you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the redemption of your shares. A Fund also must withhold if the IRS instructs it to do so.

                           When you redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different AFBA 5Star Fund is the same as a redemption.

                           Fund distributions and gains from the redemption or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.



********************************************************************************

ADDITIONAL POLICIES ABOUT TRANSACTIONS
--------------------------------------------------------------------------------


                           We cannot process transaction requests that are not completed properly as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

                           CUSTOMER IDENTIFICATION -- The Funds seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

                           PURCHASES -- We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

                           REDEMPTIONS -- We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a properly completed request. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you will incur brokerage costs when converting the securities into cash, and will bear market exposure until such conversion.

                           If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

                           If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be deducted directly from your redemption proceeds. If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.

                           MARKET TIMERS -- The Funds may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

                           INTERNET ACCOUNT ACCESS -- For your convenience the Funds offer Internet Account Access so that you may access your account online, 24 hours a day, 7 days a week. You may review your account balance, purchase or redeem Fund shares (online redemptions are not available for IRA accounts), or make exchanges between different AFBA 5Star Funds. Please note that there is a one-business day delay in the effective date of purchases placed over the Internet.

                           To register for Internet Account Access, please call the Funds (toll-free) at (888) 578-2733. Shareholders who have registered for this service may access their account by visiting the AFBA 5Star Funds' website at www.afba.com.

                           SIGNATURE GUARANTEES -- The Funds require a medallion signature guarantee on any redemption over $25,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). A notarized signature is not sufficient. Please call (888) 578-2733 for information on obtaining a signature guarantee.

                           CORPORATIONS, TRUSTS AND OTHER ENTITIES -- Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.


                           EXCHANGES TO ANOTHER AFBA 5STAR FUND -- You must meet the minimum investment requirement of the AFBA 5Star Fund into which you are exchanging. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the Fund being purchased. Call us at (888) 578-2733 for a free copy.


                           TELEPHONE SERVICES -- During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed and we reasonably believe the instructions are genuine, the Funds are not liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Funds nor PFPC Inc., the Funds' transfer agent, assumes responsibility for the authenticity of telephone redemption requests.

********************************************************************************

CONDUCTING BUSINESS WITH AFBA 5STAR FUND
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

1-888-578-2733

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

--------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another AFBA 5Star Fund by exchange ($500 minimum). The names and registrations on the accounts must be identical.

--------------------------------------------------------------------------------
HOW TO ADD TO  AN ACCOUNT
--------------------------------------------------------------------------------

You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and participating banks.

BY MAIL
--------------------------------------------------------------------------------

INITIAL PURCHASES AND ALL REDEMPTIONS:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P.O. Box 9779
Providence, RI 02940

OVERNIGHT ADDRESS FOR ALL TRANSACTIONS:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
760 Moore Road
King of Prussia, PA  19406

SUBSEQUENT PURCHASES:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P.O. Box 9779
Providence, RI 02940

--------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum investment requirements. Make your check payable to AFBA 5Star Fund, Inc.

--------------------------------------------------------------------------------
HOW TO ADD TO  AN ACCOUNT
--------------------------------------------------------------------------------

Make your check ($100 minimum) payable to AFBA 5Star Fund, Inc. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

BY WIRE
--------------------------------------------------------------------------------


PNC Bank
Pittsburgh, PA
ABA# 031000053
Account Number: 8606905871
FFC: Name of Specific
"AFBA 5Star Fund"
FBO:  "Shareholder name and new
account number"


--------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or your account registration will be delayed.

--------------------------------------------------------------------------------
HOW TO ADD TO  AN ACCOUNT
--------------------------------------------------------------------------------


Wire share purchases ($500 minimum) should include the names of each account owner, your account number and the AFBA 5Star Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to PNC Bank.


THROUGH AUTOMATIC
TRANSACTION PLANS
--------------------------------------------------------------------------------

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

--------------------------------------------------------------------------------
HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

Not applicable.

--------------------------------------------------------------------------------
HOW TO ADD TO  AN ACCOUNT
--------------------------------------------------------------------------------


You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

********************************************************************************

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may redeem shares by telephone ($100,000 maximum) if, when you opened your account, you authorized the telephone redemption privilege. If you have not authorized telephone redemptions and wish to do so, please call 1-888-578-2733 for instructions and the appropriate form.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange shares ($100 minimum or the initial minimum investment requirement) for shares in another AFBA 5Star Fund. The shares being exchanged must have been held in open account for 15 days or more.

--------------------------------------------------------------------------------
HOW TO SELL SHARES
--------------------------------------------------------------------------------
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. Written redemption requests for $25,000 or more require a medallion signature guarantee. We will send redemption proceeds only to the address of record.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($100 minimum) and the name of the AFBA 5Star Fund into which the amount is being transferred.

--------------------------------------------------------------------------------
HOW TO SELL SHARES
--------------------------------------------------------------------------------

Redemption proceeds ($1,000 minimum) may be wired to your pre-designated bank account. A $10 fee will be deducted. If we receive your written request before 4:00 P.M. (Eastern time) we will normally wire funds the following business day. If we receive your written request after 4:00 P.M. (Eastern time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability. If you request redemption checks to be sent via overnight mail, you may be required to pay a $10 fee that will be deducted directly from your redemption proceeds.


--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
Not applicable.

--------------------------------------------------------------------------------
SYSTEMATIC REDEMPTION PLAN:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until all your shares are redeemed or until either you or the Fund cancels the plan.

--------------------------------------------------------------------------------
MONTHLY EXCHANGES:
You may authorize monthly exchanges from your account ($50 minimum) to another AFBA 5Star Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                 PRIVACY POLICY
                                       of
        5Star Financial, LLC, 5Star Bank; 5Star Life Insurance Company;
          AFBA 5Star Investment Management Co.; AFBA 5Star Fund, Inc.;
                       AFBA Five Star Securities Company

We value you as a customer and take your personal privacy seriously. We believe that it is important to protect the confidentiality of your personal information (referred to in this policy as "information"). That's why we take every reasonable precaution to safeguard your information. Details of our approach to privacy and how we safeguard your information are set forth in the Privacy Policy that follows.

WHY WE COLLECT AND HOW WE USE INFORMATION
We collect information about you to help us service your financial needs, to provide you with quality products and services and to fulfill legal and regulatory requirements. We use this information for business purposes with respect to our insurance, banking and mutual fund business relationships involving you. These business purposes include evaluating a request for our products or services, processing benefits claims, administering our products or services, and processing transactions requested by you. It is also used to assure compliance with laws and regulations pertaining to our business. We may also use information to offer you other products or services we provide.

HOW WE COLLECT INFORMATION
We obtain most information directly from you. The information you give us when applying for our products or services generally provides the information we need and will vary depending on the product or service you have requested. However, if we need to verify information or need additional information, we may obtain it, as applicable from third parties such as consumer reporting agencies, physicians, hospitals and other medical personnel.

INFORMATION SHARING
Third-parties that help us conduct our business or perform services on our behalf as well as financial institutions with which we have joint marketing agreements may have access to your information. We may disclose information such as your name, address, social security number and account balances, if any to these associates. These associates are permitted to use this information only for the business purposes for which they were retained, or as required by law. We may also use your information within our affiliated companies to inform you about our innovative financial products and services. Other than this, we do not disclose any information about you, including phone numbers and email address to anyone except as permitted or required by law. If you prefer we not share your name with our affiliated companies, simply notify us in writing or call toll free at 1-800-776-2322 and we will honor that request. If you have notified us before, you do not need to notify us again.

HOW WE PROTECT INFORMATION
We restrict access to your information to those associates who have a business need to know that information in order to provide products or services to you or to maintain your accounts. These associates are governed by a strict code of conduct and are required to maintain the confidentiality of customer information. We also maintain physical, electronic and procedural safeguards to protect your information.

REVIEWING YOUR INFORMATION
Keeping your information accurate and up-to-date is very important to us. You may obtain information we have about you (other than information relating to a claim or a criminal or legal proceeding) by writing to us and describing the information you would like. If you believe any of the information is incorrect you may advise us of any corrections you believe should be made. To obtain a report or if you have any questions about our Privacy Policy, please write to us at 5Star Enterprises, 909 North Washington Street, Alexandria, VA 22314 -Attention Compliance Department; or call us at 1-800-776-2322; or visit our website at www.afba.com

CHANGES TO OUR PRIVACY POLICY
Notice of our Privacy Policy will be provided to you annually, as long as you maintain an ongoing relationship with us. This policy may change from time to time, but you can always view our current policy on our website at www.afba.com. Our policy applies to both current and former customers.

AFFILIATED COMPANIES
This notice describes the Privacy Policy of 5Star Financial, LLC; 5Star Bank; 5Star Life Insurance Company; AFBA 5Star Investment Management Co.; AFBA 5Star Fund, Inc. and AFBA Five Star Securities Company.

                       THIS IS NOT PART OF THE PROSPECTUS.

                       AFBA 5STAR FUND, INC.SM
                       AFBA 5STAR BALANCED FUND
                       AFBA 5STAR HIGH YIELD FUND
                       AFBA 5STAR LARGE CAP FUND
                       AFBA 5STAR MID CAP FUND
                       AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                       AFBA 5STAR SMALL CAP FUND
                       AFBA 5STAR USA GLOBAL FUND

                       ADDITIONAL INFORMATION

                       A Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Fund's investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

                       You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

                       You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. You can obtain information about the Public Reference Room by calling the Commission at
                       (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

                             [LOGO OMITTED]

                       AFBA 5STAR FUND, INC.SM

                       AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
                       909 N. Washington Street
                       Alexandria, Virginia 22314
                       1-800-243-9865
                       www.afba.com

                       SHAREHOLDER INQUIRIES 1-888-578-2733

                       Investment Company Act
                       file number
                       811-8035



                       A12-PROI04

                              AFBA 5STAR FUND, INC.

PROSPECTUS DATED JULY 31, 2004

AFBA 5STAR BALANCED FUND
AFBA 5STAR HIGH YIELD FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR MID CAP FUND
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR USA GLOBAL FUND

[LOGO OMITTED]

RETIREMENT SERIES
CLASS R SHARES

SHARES OF THE FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED JULY 31, 2004



AFBA 5STAR FUND, INC.



                               MANAGER:
                               AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

                               SUB-ADVISER:
                               KORNITZER CAPITAL MANAGEMENT, INC.


                               DISTRIBUTOR:
                               PFPC DISTRIBUTORS, INC.




TABLE OF CONTENTS


                                                                                                            Page
                               INFORMATION ABOUT THE FUNDS
                               Investment Objectives and Principal Investment Strategies...................... 1
                               Principal Risk Factors......................................................... 3
                               Past Performance............................................................... 5
                               Fees and Expenses..............................................................13
                               Manager and Sub-Adviser........................................................15
                               Financial Highlights...........................................................17

                               INFORMATION ABOUT INVESTING
                               How to Purchase, Redeem and Exchange Shares....................................24
                               Information for Plan Participants..............................................24
                               Information for Plan Sponsors and Administrators...............................25
                               Information for IRA Rollover Accounts..........................................26
                               How Share Price is Determined..................................................29
                               Distributions and Taxes........................................................29
                               Additional Policies About Transactions.........................................30
                               Distribution and Service Arrangements..........................................31

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                           The investment objectives and the manner in which the funds within AFBA 5Star Fund, Inc. (the "Company") will pursue their objectives are as follows:


                           o   AFBA 5STAR BALANCED FUND -- seeks both
                               long-term capital growth and high current income. To pursue its investment objectives, the Fund invests primarily in domestic common stocks and high-yielding, higher-risk debt securities, including corporate bonds, convertible debt securities, preferred stocks and convertible preferred stocks.

                           o AFBA 5STAR HIGH YIELD FUND -- seeks high current income with capital growth as a secondary objective. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in high-yielding, higher-risk debt securities.

                           o AFBA 5STAR LARGE CAP FUND -- seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic common stocks of large capitalization or "large cap" companies, most of which are listed on the New York Stock Exchange. The Fund considers a company to be a large cap company if it has a market capitalization of $10 billion or greater at the time of purchase.

                           o AFBA 5STAR MID CAP FUND -- seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities (common stocks, convertibles and warrants) issued by medium-sized or "mid cap" companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $1.5 billion and $10 billion at the time of purchase. The Fund's sub-adviser generally expects average weighted market capitalization of the Fund to be in the $3 billion to $5 billion range.

                           o   AFBA 5STAR SCIENCE & TECHNOLOGY FUND --
                               seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in common stocks and other domestic equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement, and use of science and technology.

                           o AFBA 5STAR SMALL CAP FUND -- seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities issued by small capitalization or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of less than $2 billion at the time of purchase.

                           o AFBA 5STAR USA GLOBAL FUND -- seeks capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from global sales and operations. The international operations of these U.S. based companies will provide investors with exposure to at least three foreign countries.

                               Each Fund's principal investment strategies are described below:

                           o   AFBA 5STAR BALANCED FUND invests in a
                               combination of domestic common stocks, high-
                               yielding, higher-risk corporate bonds and
MARKET CAPITALIZATION:         high-yielding, higher-risk convertible debt
How much a company is          securities. The Fund may also invest in
considered to be worth.        government bonds, mortgage-backed securities
It equals the number of        and asset-backed securities. The allocation
outstanding shares times       of assets invested in each type of security
the share price.               is designed to balance yield income and
                               long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the sub-adviser's view of economic conditions and underlying security values. Under normal circumstances, the sub-adviser will invest at least 25% of the Fund's assets in equity securities and at least 25% in debt securities. Many of the Fund's common stock investments are expected to pay dividends.

                           o AFBA 5STAR HIGH YIELD FUND uses extensive fundamental research to identify debt investment opportunities among higher-risk, higher-yielding securities. Emphasis is placed on relative value and good corporate management. Specifically, the sub-adviser may look at a number of past, present and estimated factors such as: 1) financial strength of the issuer; 2) cash flow; 3) management; 4) borrowing requirements; and
                               5) responsiveness to changes in interest rates and business conditions.


                           o AFBA 5STAR LARGE CAP FUND invests in large cap companies that meet specific cash flow criteria and/or are expected to benefit from long-term industry and technological trends that are likely to positively impact company performance. The cash flow criteria used by the sub-adviser focuses on consistency and predictability of cash generation. Separately, long-term trends are identified with the purpose of investing in companies that should have favorable operating environments over the next three to five years. The final stock selection process includes: 1) ongoing fundamental analysis of industries and the economic cycle; 2) analysis of company-specific factors such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector. Realization of dividend income is a secondary consideration.

                           o AFBA 5STAR MID CAP FUND identifies long-term trends with the aim of investing in mid cap companies that the sub-adviser believes have favorable operating environments during the three to five years after purchase. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; and 3) rigorous valuation analysis. The Fund may have a significant amount of assets invested in the technology sector.


                           o AFBA 5STAR SCIENCE & TECHNOLOGY FUND selects stocks that the sub-adviser believes have prospects for above average earnings based on intensive fundamental research, as well as companies with long-term growth potential. Portfolio holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing, producing or distributing products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. The Fund focuses on technology companies which, in the sub-adviser's opinion, have sustainable long-term business models, as well as companies that are likely to benefit from long-term trends identified by the sub-adviser. Some of the industries likely to be represented in the Fund's portfolio are:


                               o Electronics, including hardware, software
                                 and components;
                               o Communications;
                               o E-commerce;
                               o Information;
                               o Media;
                               o Life sciences and healthcare;
                               o Environmental services;
                               o Chemicals and synthetic materials; and

                               o Defense and aerospace.

                           o AFBA 5STAR SMALL CAP FUND targets a mix of "value" and "growth" small cap companies. Generally, value stocks typically include stocks of companies that are priced at relatively low ratios of price-to-earnings or price-to-book value, and they also focus on companies believed to be coming out of industry downturns. Growth stocks usually sell at high ratios of price-to-earnings or price-to-book value but have high earnings growth rates. The sub-adviser identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; and 3) rigorous valuation analysis.


                           o   AFBA 5STAR USA GLOBAL FUND identifies
                               companies that exhibit consistent or
                               predictable cash generation and/or are
                               expected to benefit from long-term industry or technological trends. The sub-adviser then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; 3) rigorous valuation analysis; and 4) the issuer must have substantial international operations. The Fund may have a significant amount of assets invested in the technology sector.

                           Each Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.

                           TEMPORARY INVESTMENTS -- The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets. Also, keep in mind that a temporary defensive strategy still has the potential to lose money.


                           INVESTMENT POLICY CHANGES -- The investment objectives and policies described above indicate how the Funds are managed. The objectives and policies of the AFBA 5Star Balanced, AFBA 5Star High Yield, AFBA 5Star Large Cap and AFBA 5Star USA Global Funds may only be changed if both the Board of Directors and shareholders approve the change. The objectives and policies of the AFBA 5Star Mid Cap, AFBA 5Star Science & Technology and AFBA 5Star Small Cap Funds may be changed by the Board without shareholder approval, and with respect to a Fund's policy of investing, under normal circumstances, at least 80% of its net assets in the types of securities suggested by the Fund's name, shareholders of such Funds must receive at least 60 days notice before any change.


PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------


                           MARKET RISKS -- Equity securities are subject to
                           market, economic and business risks that will cause
DIVERSIFICATION:           their prices to fluctuate over time. Since the Funds
A technique to reduce      (except the AFBA 5Star High Yield Fund) are normally
the risks inherent         invested in equity securities, the value of these
in any investment by       Funds will likely go up and down. As with an
investig in a broad range  investment in any mutual fund, there is a risk that
of securities from         you could lose money by investing in the Funds.
different industries,      A Fund's success depends largely on the sub-adviser's
locations or asset         ability to select favorable investments. Also,
classes.                   different types of investments shift in and out of
                           favor depending on market and economic conditions.
                           For example, at various times stocks will be more or less favorable than bonds, and small cap or mid cap company stocks will be more or less favorable than large cap company stocks. Because of this, the Funds may perform better or worse than other types of funds depending on what is in "favor."


                           DEBT RISKS -- The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.


                           HIGH YIELD RISKS -- The AFBA 5Star Balanced and AFBA 5Star High Yield Funds invest in lower-rated, high-yielding bonds (so-called "junk bonds"). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.

                           INTERNATIONAL RISKS -- International investing poses additional risks such as currency fluctuation, political instability, less government regulation, less publicly available information, limited trading markets and greater volatility. However, the AFBA 5Star USA Global Fund invests only in U.S. companies traded in the U.S. and denominated in U.S. dollars. While this eliminates direct foreign investment, the companies the Fund invests in will experience these risks in their day-to-day business dealings. These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.

                           LARGE CAP COMPANY RISKS -- The AFBA 5Star Large Cap Fund invests primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

                           MID CAP COMPANY RISKS -- The AFBA 5Star Mid Cap Fund invests primarily in mid cap companies. Generally, mid cap companies may have more potential for growth than large cap companies. Investing in mid cap companies, however, may involve greater risks than investing in large cap companies. Mid cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. An investment in the Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations. Mid cap company stocks may be bought and sold less often and in smaller amounts than large cap company stocks. Therefore, if the Fund wants to sell a large quantity of a mid cap company's stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund's sub-adviser attempts to minimize this risk by investing in stocks that are readily bought and sold.

                           SMALL CAP COMPANY RISKS -- The AFBA 5Star Small Cap Fund invests primarily in small cap companies. Investments in small cap companies often involve greater risks than investing in large cap companies. These companies may not have the management experience, financial resources, product diversification or competitive strengths of large cap companies. As a result, the securities of small cap companies may be more volatile than the securities of larger, more established companies. Thus, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. The Fund tries to minimize volatility by diversifying in terms of companies and industries. Small cap company stocks tend to be bought and sold less often and in smaller amounts than large cap company stocks. Because of this, if the Fund wants to sell a large quantity of a small cap company's stock it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund's sub-adviser tries to minimize this risk by investing in stocks that are readily bought and sold.

                           SECTOR RISKS -- Since the AFBA 5Star Science & Technology Fund is focused on science and technology related industries, it is more concentrated than stock funds invested in a broader range of industries. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may also at times invest significantly in technology related industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Therefore, the AFBA 5Star Science & Technology Fund is likely to be more volatile, and the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star USA Global Fund may, to the extent they focus on technology related industries, be more volatile than a fund that does not invest significantly in technology related industries.

                           MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISKS -- The AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund invest in mortgage-backed and asset-backed securities, which are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If prepayment occurs, a Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund's share price and its income distribution.


PAST PERFORMANCE
--------------------------------------------------------------------------------


                           The performance information shown on the following pages provides an indication of the risks of investing in the Funds. Since the Class R Shares have not been operational for a full calendar year, the bar charts show the total returns generated for Class I Shares of each Fund for each full calendar year since commencement of operations. The tables show each Fund's average annual returns for certain periods compared with those of a relevant, widely recognized benchmark. The returns assume that all dividends and capital gains distributions have been reinvested in new shares of the Fund and have been recalculated to reflect the Rule 12b-1 and shareholder service fees applicable to Class R Shares. A FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL PERFORM IN THE FUTURE.

                           The performance information is based on the performance of each Fund's original class of shares (Class I Shares) which is not offered in this Prospectus. Returns for Class R Shares will differ from the original class of shares (Class I Shares) only to the extent that the Class R Shares will have different expenses.

AFBA 5STAR BALANCED FUND
--------------------------------------------------------------------------------

                           ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR1

                           [BAR CHART OMITTED, PLOT POINTS FOLLOWS]


                           1998              (0.57%)
                           1999                6.40%
                           2000               10.88%
                           2001                1.97%
                           2002             (15.32%)
                           2003               26.31%

Year-to-Date Return as of  June 30, 2004 = 5.60%2
Best Quarter: Quarter Ended June 30, 2003 = 13.49%
Worst Quarter: Quarter Ended September 30, 2001 = (13.76%)


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                    1 YEAR         5 YEARS        SINCE INCEPTION3
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star Balanced Fund Return1..............................      26.31%          5.17%              5.25%

S&P 500 Index (reflects no deduction for fees,
expenses or taxes)4...........................................      28.67%         (0.59%)             5.73%

Lipper Balanced Fund Index (reflects no deduction
for fees, expenses or taxes)5.................................      19.94%          2.95%              6.20%
----------------------------------------------------------------------------------------------------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES APPLICABLE TO CLASS R SHARES.

2 FOR THE PERIOD PRIOR TO THE INCEPTION DATE OF CLASS R SHARES, WHICH WAS FEBRUARY 17, 2004, THE YEAR-TO-DATE RETURN FIGURE IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAS BEEN RECALCULATED TO SHOW THE EFFECT OF RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

3    INCEPTION DATE OF THE FUND = JUNE 3, 1997.

4 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

5 THE LIPPER BALANCED FUND INDEX IS AN UNMANAGED INDEX AND INCLUDES THE 30 LARGEST MUTUAL FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY THE STOCK/BOND RATIO OF FUNDS IN THE INDEX RANGES AROUND 60%/40%. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR1

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


1998           (6.19%)
1999             1.99%
2000             7.78%
2001             9.66%
2002             2.13%
2003            20.17%

Year-to-Date Return as of  June 30, 2004 = 2.35%2
Best Quarter: Quarter Ended June 30, 2003 = 8.52%
Worst Quarter: Quarter Ended September 30, 1998 = (6.38%)


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                    1 YEAR         5 YEARS        SINCE INCEPTION3
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star High Yield Fund Return1............................      20.17%          8.15%               6.14%

Merrill Lynch High Yield Bond Index (reflects no
deduction for fees, expenses or taxes)4.......................     27.23%           5.47%              5.92%

Lipper High Yield Fund Index (reflects no deduction for
fees, expenses or taxes)5.....................................     26.36%           2.92%              3.52%
----------------------------------------------------------------------------------------------------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES APPLICABLE TO CLASS R SHARES.

2 FOR THE PERIOD PRIOR TO THE INCEPTION DATE OF CLASS R SHARES, WHICH WAS FEBRUARY 17, 2004, THE YEAR-TO-DATE RETURN FIGURE IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAS BEEN RECALCULATED TO SHOW THE EFFECT OF RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

3    INCEPTION DATE OF THE FUND = JUNE 3, 1997.

4 THE MERRILL LYNCH HIGH YIELD BOND INDEX IS AN UNMANAGED INDEX COMPRISED OF OVER 1,200 HIGH YIELD BONDS REPRESENTATIVE OF THE HIGH YIELD BOND MARKET AS A WHOLE. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

5 THE LIPPER HIGH YIELD FUND INDEX IS A WIDELY RECOGNIZED INDEX OF MUTUAL FUNDS THAT INVEST PRIMARILY IN HIGH YIELD BONDS. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------


ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR1

[BAR CHART OMITTED]


1998                 6.10%
1999                12.94%
2000                20.25%
2001              (15.58%)
2002              (26.25%)
2003                30.20%

Year-to-Date Return as of  June 30, 2004 = 2.74%2
Best Quarter: Quarter Ended June 30, 2003 = 20.47%
Worst Quarter: Quarter Ended June 30, 2002 = (20.40%)


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                   1 YEAR          5 YEARS        SINCE INCEPTION3
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star Large Cap Fund Return1.............................     30.20%           1.94%              3.83%

S&P 500 Index (reflects no deduction for fees,
expenses or taxes)4...........................................     28.67%          (0.59%)             5.73%
----------------------------------------------------------------------------------------------------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES APPLICABLE TO CLASS R SHARES.

2 FOR THE PERIOD PRIOR TO THE INCEPTION DATE OF CLASS R SHARES, WHICH WAS FEBRUARY 17, 2004, THE YEAR-TO-DATE RETURN FIGURE IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAS BEEN RECALCULATED TO SHOW THE EFFECT OF RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

3    INCEPTION DATE OF THE FUND = JUNE 3, 1997.

4 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR MID CAP FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR1

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

2003           43.71%


Year-to-Date Return as of  June 30, 2004 = 8.15%2
Best Quarter: Quarter Ended June 30, 2003 = 23.03%
Worst Quarter: Quarter Ended March 31, 2003 = (3.74%)


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                                   1 YEAR         SINCE INCEPTION3
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star Mid Cap Fund Return1.............................................       43.71%              8.96%

S&P 400 Mid Cap Index (reflects no deduction
for fees, expenses or taxes)4...............................................       35.59%              5.36%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)5..........       28.67%              3.79%
----------------------------------------------------------------------------------------------------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES APPLICABLE TO CLASS R SHARES.

2 FOR THE PERIOD PRIOR TO THE INCEPTION DATE OF CLASS R SHARES, WHICH WAS FEBRUARY 17, 2004, THE YEAR-TO-DATE RETURN FIGURE IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAS BEEN RECALCULATED TO SHOW THE EFFECT OF RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

3    INCEPTION DATE OF THE FUND = MAY 1, 2002.

4 THE S&P 400 MID CAP INDEX IS AN UNMANAGED, MARKET CAPITALIZATION-WEIGHTED INDEX OF 400 MEDIUM-CAPITALIZATION STOCKS DESIGNED TO MEASURE THE MID-SIZE COMPANY SEGMENT OF THE U.S. MARKETS. THE PERFORMANCE OF THE S&P 400 MID CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE PRIMARY INDEX THAT THE FUND USES FOR COMPARATIVE PURPOSES IS THE S&P 400 MID CAP INDEX. THE FUND PREVIOUSLY PRESENTED THE S&P 500 INDEX IN SHAREHOLDER COMMUNICATIONS, BUT THE FUND HAS NOW SELECTED THE S&P 400 MID CAP INDEX AS THE MOST MEANINGFUL INDEX FOR COMPARISON PURPOSES.

5 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REININVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR1

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


2002              (39.18%)
2003               63.26%

Year-to-Date Return as of  June 30, 2004 = 10.24%2
Best Quarter: Quarter Ended June 30, 2003 = 29.21%
Worst Quarter: Quarter Ended June 30, 2002 = (30.96%)


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                                   1 YEAR         SINCE INCEPTION3
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star Science & Technology Fund Return1................................       63.26%              5.79%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)4..........       28.67%              2.55%

Lipper Science & Technology Fund Index (reflects no deduction
for fees, expenses or taxes)5...............................................       51.31%             (0.18%)
----------------------------------------------------------------------------------------------------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES APPLICABLE TO CLASS R SHARES.

2 FOR THE PERIOD PRIOR TO THE INCEPTION DATE OF CLASS R SHARES, WHICH WAS FEBRUARY 17, 2004, THE YEAR-TO-DATE RETURN FIGURE IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAS BEEN RECALCULATED TO SHOW THE EFFECT OF RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

3    INCEPTION DATE OF THE FUND = OCTOBER 12, 2001.

4 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

5 THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX IS AN UNMANAGED, EQUALLY-WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING MUTUAL FUNDS (BASED ON NET ASSETS) IN THE LIPPER SCIENCE AND TECHNOLOGY CLASSIFICATION. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR SMALL CAP FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR1

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


2002               (26.70%)
2003                51.14%

Year-to-Date Return as of  June 30, 2004 = 12.62%2
Best Quarter: Quarter Ended June 30, 2003 = 31.02%
Worst Quarter: Quarter Ended September 30, 2002 = (23.07%)


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                                   1 YEAR         SINCE INCEPTION3
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star Small Cap Fund Return1.........................................         51.14%               14.00%

S&P 600 Small Cap Index (reflects no deduction for fees,
expenses or taxes)4.......................................................         38.77%              14.58%

Lipper Small Cap Fund Index (reflects no deduction for fees,
expenses or taxes)5.......................................................         41.32%              10.67%
----------------------------------------------------------------------------------------------------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES APPLICABLE TO CLASS R SHARES.

2 FOR THE PERIOD PRIOR TO THE INCEPTION DATE OF CLASS R SHARES, WHICH WAS FEBRUARY 17, 2004, THE YEAR-TO-DATE RETURN FIGURE IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAS BEEN RECALCULATED TO SHOW THE EFFECT OF RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

3    INCEPTION DATE OF THE FUND = OCTOBER 15, 2001.

4 THE S&P 600 SMALL CAP INDEX IS A MARKET VALUE WEIGHTED INDEX CONSISTING OF 600 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. THE PERFORMANCE OF THE S&P 600 SMALL CAP INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

5 THE LIPPER SMALL CAP FUND INDEX IS COMPRISED OF THE TOP 25-30 MANAGED MUTUAL FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) LESS THAN 250% OF THE DOLLAR- WEIGHTED MEDIAN OF THE SMALLEST 500 OF THE MIDDLE 1,000 SECURITIES OF THE S&P SUPERCOMPOSITE 1500 INDEX. THE INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

AFBA 5STAR USA GLOBAL FUND
--------------------------------------------------------------------------------


ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR1

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]


1998           7.83%
1999          32.02%
2000           8.99%
2001        (10.97%)
2002        (27.69%)
2003          37.58%

Year-to-Date Return as of  June 30, 2004 = 5.90%2
Best Quarter: Quarter Ended December 31, 1999 = 19.61%
Worst Quarter: Quarter Ended September 30, 2002 = (20.30%)


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED TOTAL RETURN
                                                                   1 YEAR          5 YEARS        SINCE INCEPTION3
----------------------------------------------------------------------------------------------------------------------
AFBA 5Star USA Global Fund Return1............................      37.58%          4.97%               5.41%

S&P 500 Index (reflects no deduction for fees,
expenses or taxes)4...........................................     28.67%          (0.59%)             5.73%
----------------------------------------------------------------------------------------------------------------------

1 THE ANNUAL TOTAL RETURNS ARE BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAVE BEEN RECALCULATED TO REFLECT RULE 12B-1 AND SHAREHOLDER SERVICE FEES APPLICABLE TO CLASS R SHARES.

2 FOR THE PERIOD PRIOR TO THE INCEPTION DATE OF CLASS R SHARES, WHICH WAS FEBRUARY 17, 2004, THE YEAR-TO-DATE RETURN FIGURE IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S ORIGINAL CLASS OF SHARES (CLASS I SHARES), BUT HAS BEEN RECALCULATED TO SHOW THE EFFECT OF RULE 12B-1 AND SHAREHOLDER SERVICE FEES.

3    INCEPTION DATE OF THE FUND = JUNE 3, 1997.

4 THE S&P 500 INDEX IS A CAPITALIZATION WEIGHTED INDEX OF 500 LARGE CAPITALIZATION STOCKS THAT IS DESIGNED TO MEASURE BROAD DOMESTIC SECURITIES MARKETS. THE PERFORMANCE OF THE S&P 500 INDEX REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, BUT DOES NOT REFLECT THE DEDUCTION OF ANY INVESTMENT MANAGEMENT FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEES & EXPENSES
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold Class R Shares of each AFBA 5Star Fund.


                                                                                         AFBA
                                             AFBA        AFBA       AFBA      AFBA       5STAR       AFBA       AFBA
                                             5STAR       5STAR      5STAR     5STAR    SCIENCE &     5STAR      5STAR
                                           BALANCED   HIGH YIELD  LARGE CAP  MID CAP  TECHNOLOGY   SMALL CAP USA GLOBAL
                                             FUND        FUND       FUND      FUND       FUND        FUND       FUND
----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of offering price).......        None        None       None      None        None        None       None
Maximum Deferred Sales Charge
   (Load)..............................        None        None       None      None        None        None       None
Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends.....        None        None       None      None        None        None       None
Redemption Fee.........................        None        None       None      None        None        None       None
Exchange Fee...........................        None        None       None      None        None        None       None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees........................         0.80%      0.80%      0.80%     0.80%        0.80%     0.80%       0.80%
Distribution (12b-1) Fees..............         0.35%      0.35%      0.35%     0.35%        0.35%     0.35%       0.35%
Shareholder Service Fees...............         0.15%      0.15%      0.15%     0.15%        0.15%     0.15%       0.15%
Other Expenses1........................         1.42%      2.02%      2.49%    16.98%        9.73%     3.51%       1.52%
                                                -----     ------      ------   -----        ------    ------       -----
Total Annual Fund Operating
   Expenses............................         2.72%      3.32%      3.79%    18.28%       11.03%     4.81%       2.82%
Less Fee Waivers/Expense
   Payments2 ..........................        (1.14%)    (1.74%)    (2.01%)  (16.50%)      (9.25%)   (3.03%)     (1.04%)
                                                -----     ------      ------   -----        ------    ------       -----
Net Total Annual Fund Operating
   Expenses............................         1.58%      1.58%      1.78%     1.78%        1.78%     1.78%       1.78%
                                                =====     ======      ======   =====        ======    ======       =====


1    "OTHER EXPENSES" ARE ESTIMATED FOR THE CURRENT FISCAL YEAR.


2 THE INVESTMENT MANAGER HAS ENTERED INTO CONTRACTUAL AGREEMENTS TO WAIVE FEES AND/OR PAY EXPENSES IN AMOUNTS NECESSARY TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING RULE 12B-1 AND SHAREHOLDER SERVICE FEES) TO 1.08% THROUGH JULY 31, 2005 WITH RESPECT TO THE AFBA 5STAR BALANCED FUND AND AFBA 5STAR HIGH YIELD FUND. IN ADDITION, THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR PAY EXPENSES IN AMOUNTS NECESSARY TO LIMIT TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING RULE 12B-1 AND SHAREHOLDER SERVICE FEES) TO 1.28% THROUGH JULY 31, 2005 FOR THE AFBA 5STAR LARGE CAP FUND, AFBA 5STAR MID CAP FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND, AFBA 5STAR SMALL CAP FUND AND AFBA 5STAR USA GLOBAL FUND. THEREAFTER, THE INVESTMENT MANAGER MAY EITHER RENEW OR TERMINATE THESE ARRANGEMENTS. WHEN A FUND'S ASSETS GROW TO A POINT WHERE FEE WAIVERS AND/OR EXPENSE PAYMENTS ARE NO LONGER NECESSARY TO MEET THE EXPENSE LIMITATION TARGET, THE INVESTMENT MANAGER MAY SEEK TO RECOUP AMOUNTS IT WAIVED OR EXPENSES THAT IT PAID. THE INVESTMENT MANAGER WILL ONLY SEEK TO RECOUP SUCH AMOUNTS IF TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING RULE 12B-1 AND SHAREHOLDER SERVICE FEES) PLUS THE AMOUNTS RECOUPED DO NOT EXCEED THE EXPENSE LIMITATION TARGET. THE INVESTMENT MANAGER SHALL ONLY BE ENTITLED TO RECOUP SUCH AMOUNTS FOR A PERIOD OF THREE YEARS FROM THE DATE SUCH AMOUNT WAS WAIVED OR PAID.

FEE EXAMPLES
--------------------------------------------------------------------------------

The following examples are intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                            1 YEAR     3 YEARS      5 YEARS    10 YEARS

AFBA 5Star Balanced Fund1................................................     $161        $736      $1,338      $2,968
AFBA 5Star High Yield Fund1..............................................     $161        $859      $1,581      $3,495
AFBA 5Star Large Cap Fund1...............................................     $181        $973      $1,784     $3,899
AFBA 5Star Mid Cap Fund1.................................................     $181      $3,471      $5,944      $9,766
AFBA 5Star Science & Technology Fund1....................................     $181      $2,323      $4,214      $8,030
AFBA 5Star Small Cap Fund1...............................................     $181      $1,176      $2,174      $4,688
AFBA 5Star USA Global Fund1..............................................     $181        $776      $1,397      $3,072

1 PLEASE NOTE THAT THE MANAGER'S CONTRACTUAL FEE WAIVER THROUGH JULY 31, 2005 IS REFLECTED IN THE CALCULATION OF THE EXPENSES IN THE 1-YEAR EXAMPLE AND THE FIRST YEAR OF THE 3, 5 AND 10-YEAR EXAMPLES.

The above examples are for comparison purposes only and are not a representation of the Funds' actual expenses and returns, either past or future.

MANAGER AND SUB-ADVISER
--------------------------------------------------------------------------------


                           AFBA 5Star Investment Management Company (the "Manager"), a corporation organized under the laws of the Commonwealth of Virginia, acts as the Funds' investment and business manager and is a registered investment adviser under the Investment Advisers Act of 1940. Pursuant to the current Management Agreement for each of the Funds, the Manager is responsible for providing or obtaining investment management and related administrative services for the Funds. The sole business of the Manager is the management of the Funds, which as of June 30, 2004 had approximately $229 million in total assets. The Manager is a wholly-owned subsidiary of 5Star Financial, LLC and, ultimately, a wholly-owned subsidiary of Armed Forces Benefit Association ("AFBA"), which was organized in 1947 to provide low-cost life insurance for military families. As AFBA's eligibility criteria have expanded over the years, so have its services, which now include banking products, mutual funds, health insurance and financial services. Lt. General C.C. Blanton, USAF (Ret.), serves as the Chairman of the Manager's Board of Directors, as well as Chairman of the Board of Directors of the Company.

                           The Manager employs at its own expense Kornitzer Capital Management, Inc. ("KCM") as sub-adviser to manage the assets of the Funds on a day-to-day basis. KCM is an independent investment advisory firm founded in 1989 that serves a broad variety of individual, corporate and other institutional clients.

                           The AFBA 5Star Funds are managed by a team of eight portfolio managers supported by an experienced investment analysis and research staff. The portfolio managers are responsible for the day-to-day management of their respective Funds as indicated below.

                           JOHN KORNITZER. Mr. Kornitzer is the president and chief investment officer of KCM, and has over 35 years of investment experience. He has served as investment manager at several Fortune 500 companies prior to founding KCM in 1989. Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania. Mr. Kornitzer is the lead portfolio manager of the AFBA 5Star Balanced Fund.

                           KENT GASAWAY. Mr. Gasaway joined KCM in 1991 and is a Chartered Financial Analyst with more than 21 years of research and management experience. Previously, Mr. Gasaway spent 10 years with Waddell & Reed Mutual Funds Group. He holds a B.S. degree in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the AFBA 5Star High Yield Fund. He also serves as co-lead portfolio manager of the AFBA 5Star Large Cap, AFBA 5Star Mid Cap, AFBA 5Star Science & Technology, AFBA 5Star Small Cap and AFBA 5Star USA Global Funds.

                           BOB MALE. Mr. Male is a Chartered Financial Analyst and has more than 15 years of investment research experience. Prior to joining KCM in 1997, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. degree in Business Administration from the University of Kansas and an MBA degree from Southern Methodist University. Mr. Male serves as co-lead portfolio manager of the AFBA 5Star Large Cap, AFBA 5Star Mid Cap, AFBA 5Star Science & Technology, AFBA 5Star Small Cap, and AFBA 5Star USA Global Funds.

                           GRANT P. SARRIS. Mr. Sarris joined KCM in 2003 and is a Chartered Financial Analyst. He holds a B.A. degree from the University of Wisconsin and an MBA degree from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He served as both a Senior Vice President and as a portfolio manager from 2002 to 2003 and portfolio manager from 1997 to 2002. Mr. Sarris serves as co-lead portfolio manager of the AFBA 5Star Large Cap, AFBA 5Star Mid Cap, AFBA 5Star Science & Technology, AFBA 5Star Small Cap, and AFBA 5Star USA Global Funds.

                           WILLIAM KORNITZER. Mr. Kornitzer worked for KCM as a research analyst from 1997 to 2000 and recently rejoined the firm in 2004 as a senior vice president and co-portfolio manager of the AFBA 5Star Large Cap and AFBA 5Star USA Global Funds. He was previously an executive director and portfolio manager at USAA Investment Management Company. Mr. Kornitzer received his MBA degree from Drexel University and his B.S. degree in Finance from Virginia Tech. Additionally, Mr. Kornitzer is a Chartered Financial Analyst and has over 12 years of investment experience.

                           ELIZABETH JONES. Ms. Jones joined KCM in 2003. She was previously a research analyst with Bank of America Capital Management. Ms. Jones received a B.S. degree from Georgetown University, an M.D. from Vanderbilt University, and an MBA degree from Arizona State University. She was a practicing M.D. for over five years. Ms. Jones serves as co-portfolio manager of the AFBA 5Star Science & Technology Fund. She has three years of investment experience and 11 years of healthcare industry experience.

                           DAVE CARLSEN. Mr. Carlsen joined KCM in 2004 and is a Chartered Financial Analyst. Mr. Carlsen was formerly a senior equity research analyst for technology at Strong Capital Management, Inc. and also worked for Northern Capital Management Inc. He received a B.S. degree in finance and investments from the University of Wisconsin. Mr. Carlsen serves as co-portfolio manager of the AFBA 5Star Science & Technology Fund. Mr. Carlsen has over 12 years of investment experience.

                           CLAY BRETHOUR. Mr. Brethour joined KCM in 2000 and is a Chartered Financial Analyst. He previously was an equity research analyst with Security Management Group and Dain Rauscher Wessels. Mr. Brethour holds a B.S. degree in Business-Finance from Kansas State University. Mr. Brethour serves as co-portfolio manager of the AFBA 5Star Science & Technology Fund. He has over 12 years of investment experience.

                           For its services, each Fund pays the Manager a fee at the annual rate of 0.80% of the Fund's average daily net assets. The Manager has entered into contractual arrangements to waive fees and/or pay expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class R Shares to 1.08%, exclusive of Rule 12b-1 and shareholder service fees through July 31, 2005, with respect to the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund. In addition, the Manager has contractually agreed to waive fees and/or pay expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Class R Shares, exclusive of Rule 12b-1 and shareholder service fees to 1.28%, through July 31, 2005, with respect to the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund. Thereafter, the Manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it waived or expenses that it paid. The Manager will only seek to recoup such amounts if Total Annual Fund Operating Expenses (exclusive of Rule 12b-1 and shareholder service fees) plus the amounts recouped do not exceed the expense limitation target. The Manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

                           AFBA 5Star Investment Management Company is located at 909 N. Washington Street, Alexandria, VA 22314. KCM is located at 5420 W. 61st Place, Shawnee Mission, KS 66205.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance since the inception of Class R Shares. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by PricewaterhouseCoopers LLP and are included in the annual report, which is available, without charge, upon request.


AFBA 5STAR BALANCED FUND
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD FROM
                                                                                    FEBRUARY 17, 2004+
                                                                                  THROUGH MARCH 31, 2004
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................................        $   11.36
                                                                                        ---------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ......................................................             0.05
    Net loss on securities (both realized and unrealized) ......................            (0.11)
                                                                                        ---------
  Total from investment operations .............................................            (0.06)
                                                                                        ---------
  LESS DISTRIBUTIONS:
    Dividends from net investment income .......................................            (0.05)
                                                                                        ---------
    Total distributions ........................................................            (0.05)
                                                                                        ---------
Net asset value, end of period .................................................        $   11.25
                                                                                        =========

Total return* ..................................................................            (0.57%)
                                                                                        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ........................................        $    0.01
Ratio of expenses to average net assets** ......................................             1.58%
Ratio of net investment income to average net assets** .........................             3.82%
Ratio of expenses to average net assets before contractual expense reimbursement
   and waivers** ...............................................................             2.50%
Ratio of net investment income to average net assets before contractual expense
   reimbursement and waivers** .................................................             2.89%
Portfolio turnover rate ........................................................               43%

+   SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.
* TOTAL RETURN NOT ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL year.

AFBA 5STAR HIGH YIELD FUND
--------------------------------------------------------------------------------


                                                                                FOR THE PERIOD FROM
                                                                                FEBRUARY 17, 2004+
                                                                              THROUGH MARCH 31, 2004
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................................        $    9.06
                                                                                        ---------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ......................................................             0.04
    Net gain on securities (both realized and unrealized) ......................             0.02
                                                                                        ---------
  Total from investment operations .............................................             0.06
                                                                                        ---------
  LESS DISTRIBUTIONS:
    Dividends from net investment income .......................................            (0.03)
                                                                                        ---------
  Total distributions ..........................................................            (0.03)
                                                                                        ---------
Net asset value, end of period .................................................        $    9.09
                                                                                        =========

Total return* ..................................................................             0.65%
                                                                                        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ........................................        $    0.01
Ratio of expenses to average net assets** ......................................             1.58%
Ratio of net investment income to average net assets** .........................             3.41%
Ratio of expenses to average net assets before contractual expense reimbursement
   and waivers** ...............................................................             3.15%
Ratio of net investment income to average net assets before contractual expense
   reimbursement and waivers** .................................................             1.85%
Portfolio turnover rate ........................................................               44%

+ SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.
* TOTAL RETURN NOT ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR.

AFBA 5STAR LARGE CAP FUND
--------------------------------------------------------------------------------



                                                                                   FOR THE PERIOD FROM
                                                                                   FEBRUARY 17, 2004+
                                                                                 THROUGH MARCH 31, 2004
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................................        $   12.72
                                                                                        ---------
  INCOME FROM INVESTMENT OPERATIONS:
    Net loss on securities (both realized and unrealized) ......................            (0.42)
                                                                                        ---------
  Total from investment operations .............................................            (0.42)
                                                                                        ---------
Net asset value, end of period .................................................        $   12.30
                                                                                        =========

Total return* ..................................................................            (3.30%)
                                                                                        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ........................................        $    0.01
Ratio of expenses to average net assets** ......................................             1.61%
Ratio of net investment loss to average net assets** ...........................            (0.28%)
Ratio of expenses to average net assets before contractual expense reimbursement
   and waivers** ...............................................................             3.22%
Ratio of net investment loss to average net assets before contractual expense
   reimbursement and waivers** .................................................            (1.90%)
Portfolio turnover rate ........................................................               45%

+ SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.
* TOTAL RETURN NOT ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR.

AFBA 5STAR MID CAP FUND
--------------------------------------------------------------------------------



                                                                                  FOR THE PERIOD FROM
                                                                                  FEBRUARY 17, 2004+
                                                                                THROUGH MARCH 31, 2004
---------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...........................................        $   12.30
                                                                                        ---------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss ........................................................            (0.02)
    Net gain on securities (both realized and unrealized) ......................             0.44
                                                                                        ---------
  Total from investment operations .............................................             0.42
                                                                                        ---------
Net asset value, end of period .................................................        $   12.72
                                                                                        =========

Total return* ..................................................................             3.42%
                                                                                        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ........................................        $    0.01
Ratio of expenses to average net assets** ......................................             1.78%
Ratio of net investment loss to average net assets** ...........................            (1.25%)
Ratio of expenses to average net assets before contractual expense reimbursement
   and waivers** ...............................................................             8.07%
Ratio of net investment loss to average net assets before contractual expense
   reimbursement and waivers** .................................................            (7.54%)
Portfolio turnover rate ........................................................               22%

+ SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.
* TOTAL RETURN NOT ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------


                                                                                                FOR THE PERIOD FROM
                                                                                                FEBRUARY 17, 2004+
                                                                                              THROUGH MARCH 31, 2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................................................        $   12.30
                                                                                                   ---------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss ...................................................................            (0.02)
    Net gain on securities (both realized and unrealized) .................................             0.11
                                                                                                   ---------
  Total from investment operations ........................................................             0.09
                                                                                                   ---------
Net asset value, end of period ............................................................        $   12.39
                                                                                                   =========
Total return* .............................................................................             0.73%
                                                                                                   =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ...................................................        $    0.01
Ratio of expenses to average net assets** .................................................             1.78%
Ratio of net investment loss to average net assets** ......................................            (1.12%)
Ratio of expenses to average net assets before contractual expense reimbursement
   and waivers** ..........................................................................             6.74%
Ratio of net investment loss to average net assets before contractual expense reimbursement
   and waivers** ..........................................................................            (6.08%)
Portfolio turnover rate ...................................................................               44%

+ SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.
* TOTAL RETURN NOT ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR.

AFBA 5STAR SMALL CAP FUND
--------------------------------------------------------------------------------


                                                                                                FOR THE PERIOD FROM
                                                                                                FEBRUARY 17, 2004+
                                                                                              THROUGH MARCH 31, 2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................................................        $   14.68
                                                                                                   ---------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss ...................................................................            (0.02)
    Net gain on securities (both realized and unrealized) .................................             0.40
                                                                                                   ---------
  Total from investment operations ........................................................             0.38
                                                                                                   ---------
Net asset value, end of period ............................................................        $   15.06
                                                                                                   =========
Total return* .............................................................................             2.59%
                                                                                                   =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ...................................................        $    0.01
Ratio of expenses to average net assets** .................................................             1.78%
Ratio of net investment loss to average net assets** ......................................            (1.40%)
Ratio of expenses to average net assets before contractual expense reimbursement
   and waivers** ..........................................................................             3.13%
Ratio of net investment loss to average net assets before contractual expense reimbursement
   and waivers** ..........................................................................            (2.75%)
Portfolio turnover rate ...................................................................               23%

+ SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.
* TOTAL RETURN NOT ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR.

AFBA 5STAR USA GLOBAL FUND
--------------------------------------------------------------------------------


                                                                                   FOR THE PERIOD FROM
                                                                                   FEBRUARY 17, 2004+
                                                                                 THROUGH MARCH 31, 2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................................        $   14.30
                                                                                        ---------
INCOME FROM INVESTMENT OPERATIONS:
    Net loss on securities (both realized and unrealized) ......................            (0.37)
                                                                                        ---------
  Total from investment operations .............................................            (0.37)
                                                                                        ---------
Net asset value, end of period .................................................        $   13.93
                                                                                        =========

Total return* ..................................................................            (2.59%)
                                                                                        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions) ........................................        $    0.01
Ratio of expenses to average net assets** ......................................             1.61%
Ratio of net investment loss to average net assets** ...........................            (0.27%)
Ratio of expenses to average net assets before contractual expense reimbursement
   and waivers** ...............................................................             2.51%
Ratio of net investment loss to average net assets before contractual expense
   reimbursement and waivers** .................................................            (1.17%)
Portfolio turnover rate ........................................................               23%

+ SALES OF CLASS R SHARES BEGAN FEBRUARY 17, 2004.
* TOTAL RETURN NOT ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR. ** ANNUALIZED FOR THE PERIOD LESS THAN ONE FULL YEAR.

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

                           ELIGIBLE INVESTORS
                           Class R Shares of each Fund are generally available to certain tax-deferred retirement plans, including 401(k) plans, employer sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, held in plan level or omnibus accounts. Class R Shares also are available to IRA rollovers from eligible retirement plans that offered one or more AFBA 5Star Funds Class R Shares as an investment option. Class R Shares generally are not available to retail non-retirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).

                           Eligible retirement plans generally may open an account and purchase Class R Shares by contacting any investment professional authorized to sell the Funds' shares. Class R Shares may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or record keeper.

                           You may withdraw from your account at any time. Please contact your plan administrator or record keeper in order to sell shares from your retirement plan. The proceeds from a redemption of a Fund generally will be sent to your plan administrator via check, wire, or ACH. Redemption proceeds sent via wire are subject to a $10 wire fee. Redemption proceeds sent via ACH are not subject to a fee, but proceeds may take 4 days to reach the account of your plan administrator.

                           Class R Shares of each AFBA 5Star Fund shall be exchangeable only for Class R Shares of each other AFBA 5Star Fund that is available through your plan. Each exchange shall be made based upon the relative net asset values of the Class R Shares as set forth in the prospectus of the Funds. Before you request an exchange, consider each Fund's investment objective and policies as described in the current prospectus. Contact your plan administrator for a free copy. Some Funds may not be available in certain retirement plans.

                           MINIMUM INVESTMENTS
                           There is no minimum amount for Class R Shares initial investments or additional investments.


INFORMATION FOR PLAN PARTICIPANTS
--------------------------------------------------------------------------------

                           Participants in retirement plans generally must contact the plan's administrator to purchase, redeem or exchange shares. Shareholder services may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants' investments in the Funds.

                           If the plan or a participant in the plan places an order through a plan administrator or broker-dealer properly authorized to accept orders as an agent of the Funds, the order may be processed at the net asset value per share next effective after receipt by that institution. If the after-hours trading authority of such agents is limited or restricted then the order may be processed at the net asset value per share next effective after receipt by the Fund.


INFORMATION FOR PLAN SPONSORS AND ADMINISTRATORS
--------------------------------------------------------------------------------

                           OPENING AN ACCOUNT
                           Eligible retirement plans generally may open an account and purchase Class R Shares by contacting any investment firm or plan administrator authorized to sell the Funds' shares. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator or by calling the Funds at 1-800-243-9865. If the retirement plan invests in Class R Shares of the Funds through other financial intermediaries, additional conditions may apply to an investment in the Funds, and the financial intermediary may charge a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the Funds and their affiliates. In addition, the options and services available to a retirement plan may be different from those discussed in this prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

                           ACCOUNT OPTIONS Use an account application to select options and privileges for accounts opened on behalf of the retirement plan. A retirement plan can change the selection of account options available to the plan and its participants at any time by sending a completed account options form to the Funds' transfer agent. Plans sponsors may be required to obtain a signature guarantee to make certain changes to an existing account.

                           Contact the Funds at 1-800-243-9865 for account applications and account options forms.

                           Write or call the Funds' transfer agent for application assistance and other account information:

                           AFBA 5Star Fund, Inc.
                           c/o PFPC Inc.
                           760 Moore Road
                           King of Prussia, PA 19406
                           Telephone: 1-888-578-2733


                           HOW TO REDEEM SHARES
                           Class R Shares will be redeemed at the net asset value per share next calculated after a Fund receives a request in good order. The Fund generally will send your redemption proceeds by check, bank wire or electronic funds transfer. If the plan recently purchased the shares being redeemed, the Fund may delay payment of the redemption proceeds until the check has cleared. This may take up to 15 calendar days from the purchase date. If a signature guarantee is required, the plan must submit its request in writing.



INFORMATION FOR IRA ROLLOVER ACCOUNTS
--------------------------------------------------------------------------------
                           OPENING AN ACCOUNT
                           IRA rollover accounts may be eligible to open an account and purchase Class R Shares by contacting any investment firm authorized to sell the Funds' shares. You can obtain an application from your investment firm or by calling the Funds at 1-800-243-9865. You may also open your Class R Shares account by completing an account application and sending it to the Funds' transfer agent by mail.

                           If a retirement plan invests in Class R Shares of the Funds through investment professionals or other financial intermediaries, additional conditions may apply, and the investment professional or financial intermediary may charge a transaction-based or other fee for their services. These conditions and fees are in addition to those imposed by the Funds and their affiliates. In addition, the options and services available to an IRA rollover account may be different from those discussed in this prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

                           ACCOUNT OPTIONS
                           Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form. You may be required to obtain a signature guarantee to make certain changes to an existing account.

                           Contact the Funds at 1-800-243-9865 for account applications and account options forms.

                           Write or call the Funds' transfer agent for application assistance and other account information:

                           AFBA 5Star Fund, Inc.
                           c/o PFPC Inc.
                           760 Moore Road
                           King of Prussia, PA 19406
                           1-888-578-2733


                           HOW TO PURCHASE SHARES
                           You may purchase Fund shares from any investment firm that has a sales agreement with the Funds' distributor. If you are an eligible investor and do not have an investment firm, please call 1-800-243-9865 for information on how to locate an investment professional in your area.


                           The Funds may reject any order until they have confirmed the order in writing and received payment. Normally, your investment firm will send your purchase request to the Funds' transfer agent. Consult your investment professional for more information. Your investment firm may receive a commission from the Funds' distributor for your purchase of Fund shares.

                           EXCHANGES
                           Class R Shares of each Fund shall be exchangeable only for Class R Shares of each other Fund. Each exchange shall be made based upon the relative net asset values of the classes as set forth in the prospectus of the Funds. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.

                           Before you request an exchange, consider each Fund's investment objective and policies as described in the Fund's prospectus.

                           You can exchange Fund shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange Fund shares directly through the Fund only if your account is registered in your name. In a letter include:

                           o The name, social security number and signature of
                             all registered owners;

                           o A signature guarantee for each registered owner if
                             the amount of the exchange is more than $25,000;

                           o The name of the Fund out of which you are
                             exchanging and the name of the Fund into which you are exchanging;

                           o The class of shares you are exchanging; and

                           o The dollar amount or number of shares you are
                             exchanging.

                           BY PHONE


                           After you establish an eligible fund account, you can exchange Fund shares by phone if:


                           o You are exchanging into an existing account or
                             using the exchange to establish a new account, provided the new account has a registration identical to the original account;

                           o The Fund into which you are exchanging offers the
                             same class of shares; and

                           o You can provide the proper account identification
                             information.


                           HOW TO REDEEM SHARES

                           Normally, your investment firm will send your request to redeem shares to the Funds' transfer agent. Consult your investment professional for more information. You can redeem some or all of your Fund shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account. The Funds' transfer agent will not process your request until it is received in good order. Include in your request, your name, your social security number, the Fund's name, your Fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below.

                           The Funds generally will send your redemption proceeds by check, bank wire or electronic funds transfer, usually within seven days. If you recently purchased the shares being redeemed, the Funds may delay payment of the redemption proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date. If a signature guarantee is required, you must submit your request in writing. Written redemption requests for $25,000 or more require a medallion signature guarantee.

                           You may receive your redemption proceeds:


                           o By check, provided the check is made payable
                             exactly as your account is registered.


                           o By bank wire or by electronic funds transfer,
                             provided the redemption proceeds are being sent to your bank address of record.


                           You may have difficulty contacting the Funds by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the telephone center will adjust its hours accordingly. If you are unable to reach the Funds by telephone, you should communicate with the Funds in writing. Plan participants are not eligible for telephone transactions directly with the Funds.

                           OTHER POLICIES

                           The Funds reserve the right to:

                           o charge a fee for exchanges or to modify, limit or
                             suspend the exchange privilege at any time without notice. The Funds will provide 60 days' notice of material amendments to or termination of the exchange privilege;

                           o revise, suspend, limit or terminate the account
                             options or services available to shareholders at any time, except as required by the rules of the Securities and Exchange Commission;

                           o stop offering Class R Shares;

                           o suspend transactions in shares when trading on the
                             New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the Funds to sell or value portfolio securities; and

                           o redeem in kind by delivering to you portfolio
                             securities owned by a Fund rather than cash.
                             Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash.

                           HOW TO CONTACT US

                           BY PHONE

                           For information or to request a telephone transaction between 9 a.m. and 7 p.m. (Eastern time) by speaking with a shareholder services representative call 1-888-578-2733.

                           BY MAIL

                           Send your instructions to:
                           AFBA 5Star Fund, Inc.
                           c/o PFPC Inc.
                           760 Moore Road
                           King of Prussia, PA 19406

                           BY WIRE


                           PNC Bank
                           Pittsburgh, PA
                           ABA #031000053
                           Account Number: 8606905871
                           FCC: "Name of specific AFBA 5Star Fund"
                           FBO: "Shareholder name and new account number"

HOW SHARE PRICE IS DETERMINED
--------------------------------------------------------------------------------

                           Shares of each Fund are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund.


                           The net asset value is calculated by subtracting from each Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern time) on days when the Funds are open for business (the same days that the New York Stock Exchange is open for trading).


                           Equity securities owned by the Funds are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Company's Pricing Committee under procedures adopted by the Company's Board of Directors.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

                           The AFBA 5Star Balanced Fund pays distributions from net investment income quarterly, usually in April, June, September and December. The AFBA 5Star High Yield Fund pays distributions from net investment income monthly. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund pay distributions from net investment income semi-annually, usually in June and December. Distributions from net capital gains realized on the sale of securities will be declared by the AFBA 5Star Balanced Fund annually on or before December 31 and by the AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund semi-annually, usually in June and December. All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested. There are no fees or sales charges on reinvestments.


                           TAX CONSIDERATIONS -- Tax advantaged retirement plans generally do not pay tax on dividends or capital gain distributions from a Fund. Distributions to you from a retirement plan are generally taxable as ordinary income.

                           If you are a taxable investor, Fund distributions generally are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

                           For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

                           If you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so.

                           When you redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different AFBA 5Star Fund is the same as a redemption.

                           Fund distributions and gains from the redemption or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.



ADDITIONAL POLICIES ABOUT TRANSACTIONS
--------------------------------------------------------------------------------

                           We cannot process transaction requests that are not completed properly as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

                           CUSTOMER IDENTIFICATION -- The Funds seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

                           PURCHASES -- We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

                           MARKET TIMERS -- The Funds may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

                           SIGNATURE GUARANTEES -- The Funds require a medallion signature guarantee on any redemption over $25,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
                           (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). A notarized signature is not sufficient. Please call 1-888-578-2733 for information on obtaining a signature guarantee.


DISTRIBUTION AND SERVICE ARRANGEMENTS
--------------------------------------------------------------------------------

RULE 12B-1 FEES:           The distributor, PFPC Distributors, Inc., manages the
12b-1 fees, charged        Funds' distribution efforts and enters into
by some funds, are         agreements with financial consultants to sell Fund
deducted from fund         shares. Under the Class R distribution plan, the
assets to pay for          Company shall pay to the Distributor or others a fee
marketing and              in the amount of 0.35% per annum of the average daily
advertising expenses       net assets of the Company attributable to each Fund's
or, more commonly, to      Class R Shares (or such lesser amount as may be
compensate sales           established from time to time by a majority of the
professionals for          Board of Directors, including a majority of the
selling fund shares.       non-interested Directors) for advertising, marketing
                           and distributing of each Fund's Class R Shares. Such fee shall be payable at the direction of the Manager from the assets attributable to the Class R Shares of such Funds and shall be paid in monthly installments promptly after the last day of each calendar month.
                           Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

                           The Board has also adopted a shareholder service plan for the Class R Shares pursuant to Rule 12b-1 authorizing the Funds to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding Class R Shares of the Funds a service fee not exceeding 0.15% of average daily net assets attributable to Class R Shares held by such plan participants. The services provided under the service plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Funds.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                 PRIVACY POLICY
                                       of
         5Star Financial, LLC, 5Star Bank; 5Star Life Insurance Company;
          AFBA 5Star Investment Management Co.; AFBA 5Star Fund, Inc.;
                        AFBA Five Star Securities Company

We value you as a customer and take your personal privacy seriously. We believe that it is important to protect the confidentiality of your personal information (referred to in this policy as "information"). That's why we take every reasonable precaution to safeguard your information. Details of our approach to privacy and how we safeguard your information are set forth in the Privacy Policy that follows.

WHY WE COLLECT AND HOW WE USE INFORMATION
We collect information about you to help us service your financial needs, to provide you with quality products and services and to fulfill legal and regulatory requirements. We use this information for business purposes with respect to our insurance, banking and mutual fund business relationships involving you. These business purposes include evaluating a request for our products or services, processing benefits claims, administering our products or services, and processing transactions requested by you. It is also used to assure compliance with laws and regulations pertaining to our business. We may also use information to offer you other products or services we provide.

HOW WE COLLECT INFORMATION
We obtain most information directly from you. The information you give us when applying for our products or services generally provides the information we need and will vary depending on the product or service you have requested. However, if we need to verify information or need additional information, we may obtain it, as applicable from third parties such as consumer reporting agencies, physicians, hospitals and other medical personnel.

INFORMATION SHARING
Third-parties that help us conduct our business or perform services on our behalf as well as financial institutions with which we have joint marketing agreements may have access to your information. We may disclose information such as your name, address, social security number and account balances, if any to these associates. These associates are permitted to use this information only for the business purposes for which they were retained, or as required by law. We may also use your information within our affiliated companies to inform you about our innovative financial products and services. Other than this, we do not disclose any information about you, including phone numbers and email address to anyone except as permitted or required by law. If you prefer we not share your name with our affiliated companies, simply notify us in writing or call toll free at 1-800-776-2322 and we will honor that request. If you have notified us before, you do not need to notify us again.

HOW WE PROTECT INFORMATION
We restrict access to your information to those associates who have a business need to know that information in order to provide products or services to you or to maintain your accounts. These associates are governed by a strict code of conduct and are required to maintain the confidentiality of customer information. We also maintain physical, electronic and procedural safeguards to protect your information.

REVIEWING YOUR INFORMATION
Keeping your information accurate and up-to-date is very important to us. You may obtain information we have about you (other than information relating to a claim or a criminal or legal proceeding) by writing to us and describing the information you would like. If you believe any of the information is incorrect you may advise us of any corrections you believe should be made. To obtain a report or if you have any questions about our Privacy Policy, please write to us at 5Star Enterprises, 909 North Washington Street, Alexandria, VA 22314 -Attention Compliance Department; or call us at 1-800-776-2322; or visit our website at www.afba.com

CHANGES TO OUR PRIVACY POLICY
Notice of our Privacy Policy will be provided to you annually, as long as you maintain an ongoing relationship with us. This policy may change from time to time, but you can always view our current policy on our website at www.afba.com. Our policy applies to both current and former customers.

AFFILIATED COMPANIES

This notice describes the Privacy Policy of 5Star Financial, LLC; 5Star Bank; 5Star Life Insurance Company; AFBA 5Star Investment Management Co.; AFBA 5Star Fund, Inc. and AFBA Five Star Securities Company.


                       THIS IS NOT PART OF THE PROSPECTUS.

                           AFBA 5STAR FUND, INC.SM
                           AFBA 5STAR BALANCED FUND
                           AFBA 5STAR HIGH YIELD FUND
                           AFBA 5STAR LARGE CAP FUND
                           AFBA 5STAR MID CAP FUND
                           AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND

                           ADDITIONAL INFORMATION

                           A Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about each Fund's investments. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

                           You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

                           You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. You can obtain information about the Public Reference Room by calling the Commission at
                           (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

[LOGO OMITTED]

                           AFBA 5STAR FUND, INC.SM
                           AFBA 5STAR INVESTMENT MANAGEMENT COMPANY
                           909 N. Washington Street
                           Alexandria, Virginia 22314
                           1-800-243-9865
                           www.afbafunds.com

                           SHAREHOLDER INQUIRIES 1-888-578-2733

                                                          Investment Company Act
                                                                     file number
                                                                        811-8035

2


                              AFBA 5STAR FUND, INC.

                                 Consisting of:

                            AFBA 5STAR BALANCED FUND
                           AFBA 5STAR HIGH YIELD FUND
                            AFBA 5STAR LARGE CAP FUND
                             AFBA 5STAR MID CAP FUND
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                            AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                               Dated July 31, 2004


         THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS BUT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR CLASS A, B, AND C SHARES, THE PROSPECTUS FOR CLASS I SHARES AND THE PROSPECTUS FOR CLASS R SHARES EACH DATED JULY 31, 2004 (TOGETHER, THE "PROSPECTUSES"). THE AUDITED FINANCIAL STATEMENTS AND NOTES THERETO IN THE AFBA 5STAR FUND, INC. ANNUAL REPORT TO SHAREHOLDERS FOR THE FISCAL YEAR ENDED MARCH 31, 2004 ARE INCORPORATED INTO THIS SAI BY REFERENCE. TO OBTAIN A FREE COPY OF A PROSPECTUS OR ANY ANNUAL OR SEMI-ANNUAL REPORT TO SHAREHOLDERS, PLEASE CALL THE COMPANY TOLL-FREE AT 1-800-243-9865.

                                TABLE OF CONTENTS
                                                                           PAGE
Fund History................................................................ 2
Information About the Funds' Investments and Risks.......................... 2
     Classification......................................................... 2
     Investment Strategies and Risks........................................ 2
     Fundamental Investment Policies and Restrictions....................... 8
     Non-Fundamental Policies and Restrictions............................. 10
     Portfolio Turnover.................................................... 10
Management of AFBA 5Star Fund, Inc......................................... 11
     Directors and Officers................................................ 11
     Compensation.......................................................... 14
     Code of Ethics........................................................ 15
     Proxy Voting Policies and Procedures.................................. 15
Control Persons and Principal Holders of Securities........................ 16
Investment Advisory and Other Services..................................... 27
     Manager and Sub-Adviser............................................... 27
     Administration and Accounting Services................................ 28
     Additional Service Providers.......................................... 29
Distribution of Shares and Rule 12b-1 Plan................................. 29
Brokerage Allocation and Other Practices................................... 31
Capital Stock and Other Securities......................................... 32
Purchasing and Selling Shares.............................................. 33
     Purchases............................................................. 33
     Sales (Redemptions)................................................... 33
     Additional Purchase and Redemption Policies .......................... 34
     How Share Price Is Determined......................................... 36
Distributions and Taxes.................................................... 36
Financial Statements....................................................... 38
Appendix-Description of Ratings........................................... A-1

                                  FUND HISTORY

AFBA 5Star Fund, Inc. (the "Company") was organized as a Maryland corporation on January 9, 1997, and is currently operating seven separate investment portfolios: the AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund (each, a "Fund" and together the "Funds").

               INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS

CLASSIFICATION: The Company is classified and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is classified as diversified under the 1940 Act. These classifications mean that the assets of the Funds are invested in a diversified portfolio of investments and the Funds operate as mutual funds, allowing shareholders to buy and sell shares at any time (as described in the Prospectuses).

INVESTMENT STRATEGIES AND RISKS. The following supplements the information contained in the Prospectuses concerning the investment objectives and policies of the Funds. The investment objectives of the AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund and the objectives and policies of the AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund, as described in the Prospectuses and this SAI, are fundamental and may not be changed without approval of a majority of the particular Fund's outstanding shares. The investment objective of the AFBA 5Star Mid Cap Fund and unless otherwise stated, the policies of the AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund, as described in the Prospectuses and this SAI, are non-fundamental and may be changed by the Board of Directors without shareholder approval.

AFBA 5STAR BALANCED FUND - seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in domestic common stocks and secondarily by the Fund's investment in convertible debt securities and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible debt securities, preferred stocks and convertible preferred stocks, with an emphasis on lower-rated bonds.

It is expected that the majority of common stocks in the Fund's portfolio will be those of companies with capitalizations in excess of $1.5 billion at the time of purchase. Most, if not all, of the companies in which the Fund will invest are listed on the New York Stock Exchange. It is not the sub-adviser's intention to make wide use of Nasdaq-traded, smaller capitalization ("small cap") common stocks (capitalizations of less than $1.5 billion). The Fund may invest up to 75% of its assets in corporate bonds, convertible debt securities, preferred stocks and convertible preferred stocks. The Fund's sub-adviser expects that generally these securities may be rated below investment grade or its equivalent by the major credit rating agencies.

The Fund will not invest in securities that, at the time of initial investment, are rated less than B by Moody's Investors Service Inc. ("Moody's) or Standard & Poor's Corporation ("S&P"). Securities that are subsequently downgraded in quality below B may continue to be held by the Fund, and will be sold only at the sub-adviser's discretion. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's sub-adviser, at least equivalent to a B rating by Moody's or S&P. Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. (See "High Yielding Debt Securities.")

AFBA 5STAR HIGH YIELD FUND - primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in a diversified portfolio of high-yielding debt securities. High current income is intended to be achieved by the Fund's investment in debt securities, without restriction, such as corporate bonds, government bonds, convertible debt securities and convertible preferred stocks. The Fund may not invest in foreign government bonds. Capital growth is intended to be achieved by the appreciation of debt and equity investments held by the Fund. It is expected that a minimum of 80% of the Fund's net assets will always be invested in debt securities and that a maximum of 10% of its net assets will be invested in equity securities including common and preferred stocks.

The Fund may invest up to 100% of its assets in debt securities, including without limitation, corporate bonds, convertible debt securities and convertible preferred stocks. These securities may be rated below investment grade by the major rating agencies or, if unrated are, in the opinion of the sub-adviser, of similar quality. Securities rated Baa and below by Moody's or BBB and below by S&P are commonly known as "junk bonds" and are considered to be high risk (see "High Yielding Debt Securities"). Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B at the time of purchase or if unrated are, in the opinion of the sub-adviser, of similar quality. Securities rated B or higher at the time of purchase, which are subsequently downgraded, will not be subject to this limitation. The lowest rated security that may be held by the Fund is D, or that of defaulted securities. The Fund will not purchase obligations that are in default, but may hold portfolio securities that go into default subsequent to acquisition by the Fund.

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the sub-adviser's interpretation of economic conditions and underlying security values. The Fund's flexible investment policy allows it to invest in securities with varying maturities; however, it is anticipated that the average maturity of securities acquired by the Fund will not exceed 15 years. The average maturity of the Fund will be generally ten years or less.

Sometimes the Fund's sub-adviser may believe that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions. To achieve a defensive posture, the sub-adviser may take any one or more of the following steps with respect to assets in the Fund's portfolio: (1) shortening the average maturity of the Fund's debt portfolio; (2) holding cash or cash equivalents; and (3) emphasizing high-grade debt securities. Use of a defensive posture by the Fund's sub-adviser may involve a reduction in the yield on the Fund's portfolio.

AFBA 5STAR LARGE CAP FUND - seeks long-term capital growth by investing primarily in common stocks. Realization of dividend income is a secondary consideration. The Fund will normally invest in a broad array of domestic common stocks, in terms of companies and industries. It is expected that the Fund will invest under normal circumstances at least 80% of its net assets in large capitalization or "large cap" companies, most of which, if not all, are listed on the New York Stock Exchange. The Fund considers a company to be a large cap company if it has a market capitalization of $10 billion or greater at the time of purchase.

AFBA 5STAR MID CAP FUND - seeks long-term capital growth by investing under normal circumstances at least 80% of its net assets in domestic common stocks and other equity securities (including convertibles and warrants) of mid capitalization or "mid cap" companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $1.5 billion and $10 billion at the time of purchase. The Fund's sub-adviser generally expects average weighted market capitalization of the Fund to be in the $3 billion to $5 billion range. The Fund will normally invest in a broad array of securities, which are diversified in terms of companies and industries. Investments in common stocks in general are subject to market, economic and business risks that will cause their prices to fluctuate over time. Investment in mid cap company securities may involve greater price volatility than securities of larger, more established companies.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND - seeks long-term capital growth by investing under normal circumstances at least 80% of its net assets in the domestic equity securities of companies expected to benefit from the development, advancement, and use of science and technology. The Fund's principal investment strategy is to select stocks that the Fund's sub-adviser believes have prospects for above average earnings based on intensive fundamental research. Holdings can range from a significant amount in small companies developing new technologies to blue chip firms with established track records of developing and marketing technology. Investments may also include companies that the sub-adviser believes are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. Some of the industries likely to be included in the Fund are: electronics (including hardware, software and components); communications; E-commerce; information; media; life sciences and healthcare; environmental services; chemicals and synthetic materials; and defense and aerospace.

AFBA 5STAR SMALL CAP FUND - seeks long-term capital growth by investing under normal circumstances at least 80% of its net assets in equity securities of small capitalization companies or "small cap" companies. The Fund considers a company to be a small cap company if it has a market capitalization of up to $2 billion at the time of purchase, or issuers whose individual market capitalization would place them, at the time of purchase, in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or trading on the NASDAQ system. Based on current market conditions, the current target is issuers with individual market capitalizations of $2 billion or less. Equity securities include domestic common stocks, preferred stocks and securities convertible into common stock or preferred stock. The Fund will normally invest in a broad array of securities, diversified in terms of companies and industries.

AFBA 5STAR USA GLOBAL FUND - seeks capital growth by investing under normal circumstances at least 80% of its net assets in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations; measured as of the preceding four completed quarters of business or the respective company's most recently completed fiscal year. The international operations of these U.S. based companies will provide investors with exposure to at least three foreign countries. The Fund will invest in common stocks considered by the sub-adviser to have above average potential for appreciation; income is a secondary consideration. Under normal circumstances, the Fund will invest a majority of its assets in common stocks listed on the New York Stock Exchange.

INVESTMENTS

ADRS. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund may gain international exposure through investing in American Depositary Receipts (ADRs). ADRs, which are receipts typically issued by domestic banks or trust companies, are publicly traded in the United States and represent ownership in underlying foreign securities.

Up to 25% of the total assets of the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star Small Cap Fund may be invested in ADRs. However, under normal circumstances these Funds do not intend to invest the total authorized amount. The AFBA 5Star Science & Technology Fund does not intend to invest more than 5% in ADRs, nor do the Funds intend to invest directly in foreign securities or foreign currencies. Most ADRs are traded on a U.S. stock exchange and can be sponsored or unsponsored. Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of such facility. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs.

ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs with respect to the U.S. dollar. Also, investing in foreign companies, even through ADRs, may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets) different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

ASSET-BACKED SECURITIES. The AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, and other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

CASH MANAGEMENT. For purposes including, but not limited to, meeting redemptions and unanticipated expenses, the Funds may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash. Such high-quality, short-term obligations include: money market securities, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. Investments in commercial paper are restricted to companies in the top two short-term rating categories by Moody's and S&P. In addition, the Funds may invest up to 100% of their respective assets in such securities for temporary, emergency purposes.

CONVERTIBLE SECURITIES. The AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star Small Cap Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the sub-adviser anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objective and policies.

COVERED CALL OPTIONS. Each Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Up to 25% of a Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short-term or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

DEBT SECURITIES. In addition to investing for cash management purposes, the AFBA 5Star Mid Cap Fund may invest in debt securities on an intermittent basis and the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund invest in debt securities under normal conditions. A debt security represents a loan of money by the purchaser of the securities to the issuer. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividends to holders of its equity securities. Bonds, notes, debentures and commercial paper are types of debt securities. Each of these differs in the length of the issuer's payment schedule, with commercial paper having the shortest payment schedule.

Debt securities are also subject to the risks described under "Cash Management" above. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. The AFBA 5Star Mid Cap Fund may buy debt securities that are rated A or higher by Moody's or S&P; or unrated debt that is determined by the sub-adviser to be of comparable quality. The debt investments of the AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund are described more in the section "High Yielding Securities."

EQUITY SECURITIES. Each of the Funds may invest in equity securities. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities.

HIGH YIELDING SECURITIES. The AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund invest in high-yielding, higher-risk debt securities (so-called "junk bonds"). These lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress, which would adversely affect their ability to meet their principal and interest payment obligations, to reach projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in higher volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Therefore, past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower-rated securities also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a negative impact on the market for high-yield/high-risk bonds.

Credit quality of lower-rated securities can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield/high-risk security. For these reasons, it is the Funds' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the investment adviser's own independent and ongoing review of credit quality. As a mutual fund investing in debt securities, each of the Funds is subject primarily to interest rate, income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

The Funds are also subject to income risk, which is the potential for a decline in the respective Fund's income due to falling market interest rates. In addition to interest rate and income risks, each Fund is subject to credit risk as defined above. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal).

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include generally, among other things, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws. A Fund's illiquid investments may include privately placed securities that are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act").

The Funds may also, when consistent with their investment objectives and policies, purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the sub-adviser determines, under guidelines approved by the Board of Directors, that an adequate trading market exists. The practice of investing in Rule 144A securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

LARGE CAP SECURITIES. Investment in large cap company securities involves certain risks because large cap companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund will primarily invest in the equity securities of large cap companies. The AFBA 5Star Balanced Fund and AFBA 5Star Mid Cap Fund may occasionally invest in equity securities of such large cap companies.

MID CAP SECURITIES. Generally, mid cap companies may have more potential for growth than large cap companies. Investing in mid cap companies, however, may involve greater risks than investing in large cap companies. Mid cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. Mid cap company stocks may be bought and sold less often and in smaller amounts than large cap company stocks. Because of this, if a Fund wants to sell a large quantity of a mid cap company's stock, it may have to sell at a lower price than the sub-adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time. The AFBA 5Star Mid Cap Fund will primarily invest in the equity securities of mid cap companies. The AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund, and AFBA 5Star USA Global Fund will occasionally invest in equity securities of such mid cap companies.

MONEY MARKET SECURITIES. Investments by the Funds in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories of Moody's and S&P.

MORTGAGE-BACKED SECURITIES. The AFBA 5Star Balanced Fund and AFBA 5Star High Yield Fund may invest in mortgage-backed securities. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by mortgage bankers, commercial bankers, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

The market value of mortgage securities will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. While having less risk of a decline in value during periods of rapidly rising rates, mortgage securities may also have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security's value and increasing its volatility. In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

REPURCHASE AGREEMENTS. The Funds may invest in issues of the United States Treasury or a United States government agency in the form of repurchase agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the respective Fund.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Company. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of the net assets of a Fund.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Funds' adviser acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

SMALL CAP SECURITIES. Investments in common stocks in general are subject to market, economic and business risks that will cause their prices to fluctuate over time. Small cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies, and therefore investments in small cap company securities may involve greater price volatility than investments in securities of larger, more established companies. The AFBA 5Star Small Cap Fund will primarily invest in the equity securities of such small cap companies. The AFBA 5Star Balanced Fund, AFBA 5Star Mid Cap Fund and AFBA 5Star Science & Technology Fund may occasionally invest in equity securities of such small cap companies. Therefore investments in these Funds may be more suitable for long-term investors who can bear the risk of these fluctuations.

WARRANTS. The AFBA 5Star Mid Cap Fund and AFBA 5Star Science & Technology Fund may invest in warrants. Warrants are purely speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security, which security may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS. The following fundamental policies have been adopted by the Funds. These policies cannot be changed for a Fund without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The AFBA 5Star Balanced Fund, AFBA 5Star High Yield Fund, AFBA 5Star Large Cap Fund and AFBA 5Star USA Global Fund will not:

(1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holding of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2) engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities) or futures contracts;

(3) underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act);

(4) make loans to any of its officers, Directors or employees, or to its manager, general distributor or officers or Directors thereof;

(5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);

(6) invest in companies for the purpose of exercising control of management;

(7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options;

(8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;

(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, local governments, corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations;

(10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or Directors, its manager or underwriter, or their officers or Directors, or any organization in which such persons have a financial interest;

(11) borrow or pledge its assets under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of the 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;

(12)     make itself or its assets liable for the indebtedness of others;

(13) invest in securities which are assessable or involve unlimited liability;

(14) purchase any securities which would cause 25% or more of the assets of the Fund at the time of purchase to be invested in any one industry. In applying this restriction, it is a matter of non-fundamental policy that investment in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry;
         (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry;
         (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; or

(15) issue senior securities, except as the 1940 Act or any rule thereunder may permit.


The AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund will not:

(1) borrow money or issue senior securities, except as the 1940 Act or any rule thereunder may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect changes in the 1940 Act or any rule thereunder. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowing exceeds 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing);

(2) underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act;

(3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein; or investing in securities that are secured by real estate or interests therein;

(4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

(5) make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to brokers/dealers or institutional investors.

(6) change its classification from diversified as defined under the 1940 Act to non-diversified. Under the 1940 Act, diversified generally means that the Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies, or purchase more than 10% of the voting securities of any one issuer.

In addition, the AFBA 5Star Mid Cap Fund will not:

(7) Make investments that will result in the concentration, as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. Concentration will be examined by looking at each company's particular niche and not its general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, telecommunications will each be a separate industry. Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

NON-FUNDAMENTAL POLICIES AND RESTRICTIONS FOR THE AFBA 5STAR MID CAP FUND, AFBA 5STAR SCIENCE & TECHNOLOGY FUND AND AFBA 5STAR SMALL CAP FUND

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, the AFBA 5Star Mid Cap, AFBA 5Star Science & Technology and AFBA 5Star Small Cap Funds are subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

(1) OTHER INVESTMENT COMPANIES. Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by
         Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

(2) Each Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; and

(3) Each Fund may not borrow for the purpose of leveraging its investments. In this regard, a Fund will not purchase portfolio securities when borrowings exceed 5% of its total assets.

(4) In addition, the AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund will not make investments that will result in the concentration, as that term may be defined in the 1940 Act, any rule or order thereunder, SEC staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. This restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. Concentration will be examined by looking at each company's particular niche and not its general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, telecommunications will each be a separate industry. Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

PORTFOLIO TURNOVER. Annual portfolio turnover ratios for the time periods indicated are as follows:

NAME OF FUND                                   FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                                 MARCH 31, 2003        MARCH 31, 2004
AFBA 5Star Balanced Fund                              33%                   43%
AFBA 5Star High Yield Fund                            36%                   44%
AFBA 5Star Large Cap Fund                             13%                   45%
AFBA 5Star Mid Cap Fund                               11%*                  22%
AFBA 5Star Science & Technology Fund                  19%                   44%
AFBA 5Star Small Cap Fund                             26%                   23%
AFBA 5Star USA Global Fund                            11%                   23%

* For the period from May 1, 2002 through March 31, 2003.

                       MANAGEMENT OF AFBA 5STAR FUND, INC.

DIRECTORS AND OFFICERS. The Funds are managed by AFBA 5Star Investment Management Company (the "Manager") subject to the supervision and control of the Board of Directors of the Company. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company. The following table lists the officers and Directors of the Company, their birth dates, position, term of office and principal occupation. The address of each person listed below is 909 North Washington Street, Alexandria, Virginia 22314.

                                                                                          NUMBER OF
                                                                                        FUNDS IN FUND        OTHER
                                 POSITION(S)     TERM OF OFFICE        PRINCIPAL           COMPLEX       TRUSTEESHIPS/
                               HELD WITH THE     AND LENGTH OF       OCCUPATION(S)       OVERSEEN BY     DIRECTORSHIPS
NAME, BIRTHDATE                    COMPANY        TIME SERVED     DURING PAST 5 YEARS     DIRECTOR      HELD BY DIRECTOR
---------------                    -------        -----------     -------------------     --------      ----------------
DISINTERESTED DIRECTORS

GENERAL MONROE W. HATCH,         Director       Director since    Consultant to               7         Trustee, ANSER
JR., USAF (RET.)                                January 1997.     Industry on                           Corporation
 (11/20/33)                                     Shall serve as    National Security.                    (non-profit
                                                Director until                                          research
                                                his                                                     institute);
                                                resignation, or                                         Trustee,
                                                until                                                   College of
                                                terminated or                                           Aeronautics;
                                                until his
                                                successor is
                                                elected and
                                                qualified.

GENERAL LOUIS C. WAGNER,         Director       Director since    Private Consultant.         7         President, Army
JR., USAF (RET.)                                January 1997.                                           Retirement
(01/24/32)                                      Shall serve as                                          Resident
                                                Director until                                          Foundation-Potomac;
                                                his                                                     President,
                                                resignation, or                                         Armed Forces
                                                until                                                   Retirement
                                                terminated or                                           Residence
                                                until his                                               Corporation.
                                                successor is
                                                elected and
                                                qualified.

LIEUTENANT GENERAL JOHN S.       Director       Director since    Partner, IBM                7         Director
FAIRFIELD, USAF (RET.)                          May 2002.         Business                              Skybuilt Power
(05/02/41)                                      Shall serve as    Consulting                            (solar power
                                                Director until    Services                              company) June
                                                his               (Defense), July                       2003-present;
                                                resignation, or   2003-present;                         Trustee,
                                                until             Advisor, Office of                    Falcon
                                                terminated or     the Secretary of                      Foundation
                                                until his         Defense,                              (private
                                                successor is      Logistics, January                    non-profit
                                                elected and       2004 to present;                      scholarship
                                                qualified.        Vice President,                       foundation).
                                                                  DynCorp. (federal
                                                                  government
                                                                  services).
                                                                  Formerly,
                                                                  Vice-President,
                                                                  Business
                                                                  Development,
                                                                  Federal Sector
                                                                  (computer sciences
                                                                  corporation),
                                                                  March 2003-July
                                                                  2003.

BRIGADIER GENERAL HENRY J.       Director       Director since    Retired since               7               N/A
SECHLER, USAF (RET.)                            January 1997.     1997.  Formerly,
(07/23/32)                                      Shall serve as    Vice President,
                                                Director until    General Dynamics
                                                his               Corp. (defense
                                                resignation, or   contractor)
                                                until
                                                terminated or
                                                until his
                                                successor is
                                                elected and
                                                qualified.




INTERESTED DIRECTORS

*LIEUTENANT GENERAL C.C.         Chairman and   Chairman and      President and               7               N/A
BLANTON, USAF (RET.)             Director       Director since    Chief Executive
(04/15/30)                                      January 1997.     Officer, Armed
                                                Shall serve as    Forces Benefit
                                                Chairman and      Association;
                                                Director, until   Chairman, 5Star
                                                his resignation   Financial, LLC,
                                                or termination    5Star Bank, 5Star
                                                or until his      Life Insurance
                                                successor is      Company, and AFBA
                                                elected and       5Star Investment
                                                qualified.        Management Company.

*JOHN A. JOHNSON                 President and  President and     President, Chief            7               N/A
(10/09/36)                       Director       Director since    Executive Officer,
                                                January 1997.     and Director,
                                                Shall serve as    5Star Financial,
                                                President and     LLC; President,
                                                Director until    Chief Executive
                                                his resignation   Officer and
                                                or termination    Director, AFBA
                                                or until his      5Star Investment
                                                successor is      Management Company
                                                elected and       and AFBA 5Star
                                                qualified.        Securities
                                                                  Company.
                                                                  Formerly,
                                                                  President and
                                                                  Chief Executive
                                                                  Officer, 5Star
                                                                  Life Insurance
                                                                  Company.

*JOHN C. KORNITZER               Director       Director since    President,                  7               N/A
(08/21/45)                                      January 1997.     Kornitzer Capital
                                                Shall serve as    Management, Inc.
                                                Director until    (sub-adviser to
                                                his               the Funds).
                                                resignation or    Formerly, Vice
                                                termination or    President of
                                                until his         Investments,
                                                successor is      Employers
                                                elected and       Reinsurance Corp.
                                                qualified.

OFFICER(S) WHO ARE NOT DIRECTORS

KIMBERLEY E. WOODING             CFO and        CFO since         Executive Vice            N/A               N/A
(05/16/68)                       Treasurer      December 2000.    President and
                                                Treasurer since   Chief Financial
                                                November 1999.    Officer, AFBA
                                                Shall serve as    5Star Life
                                                CFO and           Insurance Company
                                                Treasurer at      and AFBA 5Star
                                                the pleasure of   Investment
                                                the Board or      Management
                                                until her         Company.
                                                resignation or    Formerly, Vice
                                                termination or    President and
                                                until her         Controller, AFBA
                                                successor is      5Star Life
                                                elected and       Insurance Company
                                                qualified.        and AFBA 5Star
                                                                  Investment
                                                                  Management
                                                                  Company;
                                                                  Financial/
                                                                  Operations
                                                                  Principal and
                                                                  Chief
                                                                  Financial
                                                                  Officer, AFBA
                                                                  5Star
                                                                  Securities
                                                                  Company.


ANDREW J. WELLE                  Vice President Vice President    Vice President of          N/A              N/A
(10/28/66)                       and Secretary  since December    AFBA 5Star
                                                2000 and          Securities
                                                Secretary since   Company; Director
                                                July 2003.        for Distribution,
                                                Shall serve as    AFBA 5Star
                                                Vice President    Investment
                                                and Secretary     Management Company.
                                                at the pleasure
                                                of the Board or
                                                until his
                                                resignation or
                                                termination or
                                                until his
                                                successor is
                                                elected or
                                                qualified.

LORRAINE J. LENNON               Vice President Vice President    Vice President of          N/A              N/A
(01/26/61)                       Compliance     since December    Compliance, 5Star
                                                2000. Shall       Life Insurance
                                                serve as          Company, AFBA
                                                Vice President    5Star Investment
                                                of Compliance     Management Company
                                                at the pleasure   and AFBA 5Star
                                                of the Board or   Securities Company.
                                                until her
                                                resignation or
                                                termination or
                                                until her
                                                successor is
                                                elected and
                                                qualified.

MAUREEN B. SCANLON               Vice President Vice President    Vice President of          N/A              N/A
(09/05/73)                       Finance        since November    Finance and
                                                2003. Shall       Controller, 5Star
                                                serve as          Life Insurance
                                                Vice President    Company and AFBA
                                                of Finance at     5Star Investment
                                                the pleasure of   Management Company.
                                                the Board or
                                                until her
                                                resignation or
                                                termination or
                                                until her
                                                successor is
                                                elected and
                                                qualified.

JEFFREY C. SANDEFUR              Assistant      Assistant         Sr. Vice                   N/A              N/A
(11/20/44)                       Secretary      Secretary since   President,
                                                April 1999.       Marketing, 5Star
                                                Shall serve as    Financial, LLC,
                                                Assistant         5Star Bank and
                                                Secretary at      5Star Life
                                                the pleasure of   Insurance Company.
                                                the Board or
                                                until his
                                                resignation or
                                                termination or
                                                until his
                                                successor is
                                                elected and
                                                qualified.

JOHN R. MOORMAN                  Assistant Vice Assistant Vice    Distribution               N/A              N/A
(02/26/70)                       President      President since   Manager, AFBA
                                                December 2000.    5Star Investment
                                                Shall serve as    Management Company.
                                                Assistant
                                                Vice President
                                                at the pleasure
                                                of the Board or
                                                until his
                                                resignation or
                                                termination or
                                                until his
                                                successor is
                                                elected and
                                                qualified.

*Lieutenant General C. C. Blanton, USAF (Ret.) is considered an interested person of the Company under the federal securities laws due to his positions as an officer and/or chairman of AFBA 5Star Investment Management Company, the manager of the Funds and other AFBA 5Star entities. John A. Johnson's status as an interested person results from his positions as an officer and/or director of AFBA 5Star Investment Management Company and other AFBA 5Star entities. John Kornitzer is considered an interested person due to his position as president and major shareholder of Kornitzer Capital Management, Inc., ("KCM"), sub-adviser to the Funds.

The Board has an Audit Committee comprised of only the Independent Directors, Messrs. Hatch, Wagner, Fairfield and Sechler. The Audit Committee, established by the Board on October 28, 2003, has the responsibility to, among other things, recommend the selection of the Funds' Independent Registered Public Accounting Firm, confer with the Independent Registered Public Accounting Firm regarding the Funds' financial statements, the results of the audits and related matters, and perform such other tasks as the full Board deems necessary or appropriate.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Director in each Fund of the Company and in all registered investment companies overseen by the Director within the Company's family of investment companies, as of December 31, 2003.

                                                                                         AGGREGATE DOLLAR RANGE OF
                                                                                          EQUITY SECURITIES IN ALL
                                                                                           REGISTERED INVESTMENT
                                                                                           COMPANIES OVERSEEN BY
                                              DOLLAR RANGE OF EQUITY SECURITIES          DIRECTOR WITHIN THE FAMILY
NAME OF DIRECTOR                                   IN EACH AFBA 5STAR FUND                OF INVESTMENT COMPANIES

INTERESTED DIRECTORS
Lieutenant General C.C. Blanton        $1-$10,000 in Balanced Fund
                                       over $100,000 in High Yield Fund
                                       over $100,000 in Large Cap Fund
                                       over $100,000 in Science & Technology
                                       Fund
                                       over $100,000 in Small Cap Fund
                                       $10,001-$50,000 in USA Global Fund                    Over $100,000

John A. Johnson                        $10,001-$50,000 in Balanced Fund
                                       $10,001-$50,000 in High Yield Fund
                                       $50,001-$100,000 in Large Cap Fund
                                       $50,001-$100,000 in Mid Cap Fund
                                       $50,001-$100,000 in Science & Technology Fund
                                       $50,001-$100,000 in Small Cap Fund
                                       $50,001-$100,000 in USA Global Fund                   Over $100,000

John C. Kornitzer                      $10,001-$50,000 in Balanced Fund
                                       $10,001-$50,000 in High Yield Fund
                                       $10,001-$50,000 in Large Cap Fund
                                       $10,001-$50,000 in USA Global Fund                    Over $100,000

DISINTERESTED DIRECTORS
General Monroe W. Hatch                $10,001-$50,000 in Large Cap Fund
                                       $10,001-$50,000 in USA Global Fund                  $10,001-$50,000

General Louis C. Wagner, Jr.           $1-$10,000 in Large Cap Fund
                                       $1-$10,000 in Science & Technology Fund
                                       $1-$10,000 in Small Cap Fund
                                       $1-$10,000 in USA Global Fund                       $10,001-$50,000

Lieutenant General John S. Fairfield   $10,001-$50,000 in Balanced Fund
                                       $1-$10,000 in Mid Cap Fund
                                       $1-$10,000 in Science & Technology Fund             $10,001-$50,000

Brigadier General Henry J. Sechler     None                                                None

         As of December 31, 2003, none of the "disinterested" Directors of the Company (as such term is defined in the 1940 Act), or their immediate family members owned beneficially or of record, an interest in the Company's manager or distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Manager or distributor.

COMPENSATION. Disinterested Directors are compensated and reimbursed by the Funds for their expenses arising out of normal duties and services. Director compensation for the fiscal year ended March 31, 2004, was as follows:




                                                         PENSION OR                              TOTAL COMPENSATION
                                   AGGREGATE        RETIREMENT BENEFITS     ESTIMATED ANNUAL      FROM COMPANY AND
      NAME OF PERSON           COMPENSATION FROM     ACCRUED AS PART OF      BENEFITS UPON       FUND COMPLEX PAID
       AND POSITION                 COMPANY           COMPANY EXPENSES         RETIREMENT           TO DIRECTOR
INTERESTED DIRECTORS
Lieutenant General C.C.
Blanton                               $0                     $0                    $0                    $0

John A. Johnson                       $0                     $0                    $0                    $0

John C. Kornitzer                     $0                     $0                    $0                    $0

DISINTERESTED DIRECTORS
General Monroe W. Hatch             $13,450                  $0                    $0                 $13,450

General Louis C. Wagner,
Jr.                                 $13,450                  $0                    $0                 $13,450

Lieutenant General John S.
Fairfield                           $13,450                  $0                    $0                 $13,450

Brigadier General Henry J.
Sechler                             $13,450                  $0                    $0                 $13,450

Directors Fairfield, Hatch, Sechler and Wagner have no financial interest in, nor are they affiliated with the Manager, PFPC Distributors, Inc. or KCM.

At a meeting of the Board of Directors held on January 29, 2004, the Board of Directors, including the Directors who are not party to the investment advisory or sub-advisory agreements or "interested persons" of any party to the investment advisory or sub-advisory agreements within the meaning of the 1940 Act, unanimously approved the continuation of the investment advisory agreement in effect between the Manager and the Company, for the benefit of each of the Funds, and the sub-advisory agreement between the Manager and KCM for an additional one-year period. In approving the continuation of these agreements, the Board reviewed information provided to it by KCM and the Manager, including tables comparing the expense ratios of the Funds to average expense ratios of comparable funds and noted that the Funds were competitive, information regarding the personnel and structure of KCM with a focus on the experience and qualifications of the investment personnel, the fact that KCM was recently inspected by the SEC and found to have no material deficiencies, the performance of the Funds in relation to their benchmarks and in relation to other mutual funds with similar investment objectives, the expense limitations that the Manager has agreed to keep in place for the Funds and the management fees in relation to the performance of the Funds. The Board discussed the nature and quality of the services provided in relation to the fees and determined that the agreements were fair and reasonable and should be continued.

CODE OF ETHICS. The Company, the Manager and the sub-adviser have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the SEC.

PROXY VOTING POLICIES AND PROCEDURES. The Funds delegate all proxy voting decisions regarding the Funds' securities to KCM, the Funds' sub-adviser. As a result, the Funds' Board of Directors has adopted the sub-adviser's proxy voting policies and procedures as the Funds' proxy voting policies and procedures (the "Policies and Procedures").

KCM's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment sub-advisory agreement. KCM will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over Fund assets in accordance with the Policies and Procedures. Examples of the types of corporate actions on which KCM votes proxies for company securities that the Funds hold may include, without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for the Funds, KCM's utmost concern is that all decisions be made solely in the best interests of the Funds. KCM will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds.

KCM uses a proxy voting committee that makes all proxy decisions and is ultimately responsible for ensuring that all proxies received by KCM are voted in a timely manner and in a manner consistent with KCM's determination of the Funds' best interests.

Where a proxy proposal raises the possibility of a material conflict between KCM's interests and a Fund's interest, KCM will resolve such a conflict in the manner described below:

o VOTE IN ACCORDANCE WITH THE POLICIES AND PROCEDURES. To the extent that KCM HAS LITTLE OR NO DISCRETION to deviate from the Policies and Procedures with respect to the proposal in question, KCM shall vote in accordance with such pre-determined voting policy.

o OBTAIN CONSENT OF CLIENTS. To the extent that KCM HAS DISCRETION to deviate from the Policies and Procedures with respect to the proposal in question, its policy is to disclose the conflict to the Funds' Board of Directors and obtain its consent to the proposed vote prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of KCM's conflict such that the Board would be able to make an informed decision regarding the vote. If the Board does not respond to such a conflict disclosure request or denies the request, KCM will abstain from voting the securities.

KCM will generally vote against any management proposal that is not deemed to be in the shareholders' best interests. Proposals in this category would include issues regarding the issuer's board entrenchment, anti-takeover measures, providing cumulative voting rights and election of directors who sit on more than five boards.

Proxies will normally be voted with management on routine proposals that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders, such as election of the Independent Registered Public Accounting Firm, date and place of annual meeting and reasonable Employee Stock Purchase Plans. Some proxy decisions may be made on a case-by-case basis.

A COPY OF THE POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1-800-243-9865.

AS OF AUGUST 31, 2004, A COPY OF EACH FUND'S PROXY VOTING RECORD FOR THE PERIOD FROM JULY 1, 2003 THROUGH JUNE 30, 2004 WILL BE AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-243-9865 OR VIA THE SECURITIES AND EXCHANGE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS. Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund may be presumed to "control" a Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of that Fund. As of July 1, 2004, Armed Forces Benefit Association (AFBA), 909 N. Washington Street, Alexandria, VA 22314 owned of record the following percentages of the outstanding shares of AFBA 5Star Balanced Fund, AFBA 5Star Large Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star USA Global
Fund: 77.46%, 63.62%, 38.62%, and 74.14%, respectively. Accordingly, AFBA is deemed to control such Funds.

As of July 1, 2004, the following persons were the record owner or beneficial owner of 5% or more of the outstanding shares of Class A, Class B, Class C, Class I or Class R Shares of each Fund:



                                                 OWNER OF RECORD         BENEFICIAL OWNER        PERCENT OF CLASS

AFBA 5STAR BALANCED FUND (A SHARES)

Raymond James & Assoc. Inc.                                                       X                     6.59%
FBO Morgan IRA
BIN# 77917689
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR BALANCED FUND (B SHARES)

Raymond James & Assoc. Inc.                                                       X                     24.52%
FBO Donn IRA R/
BIN# 87460104
880 Carillon Pkwy
St. Petersburg, FL  33716

NFSC FEBO # MC9-644021                                                            X                     12.69%
NFS/FMTC IRA
FBO Kathleen A Berridge
496 Irvin
Plymouth, MI 48170

Raymond James & Assoc. Inc.                                                       X                     7.64%
FBO Bauso IRA
Bin# 75372402
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                     7.56%
FBO Blackman IRA
BIN# 88180635
880 Carillon Pkwy
St. Petersburg, FL  33716

NFSC FEBO # MC9-644021                                                            X                     5.95%
NFS/FMTC IRA
FBO Kerry L Deamer
P.O. Box 3321
Weehawken, NJ 07086-8154

Raymond James & Assoc. Inc.                                                       X                     5.70%
FBO House IRA
Bin# 75587780
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR BALANCED FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                             90.12%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555




AFBA 5STAR BALANCED FUND (R SHARES)

AFBA Investment Management Co.                            X                                              100%
ATTN Kim Wooding
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR LARGE CAP FUND (A SHARES)

Raymond James & Assoc. Inc.                                                       X                     6.76%
FBO Grant Rhoda
BIN# 11948299
880 Carillon Pkwy
St. Petersburg, FL 33716

Raymond James & Assoc. Inc.                                                       X                     5.51%
FBO Brown IRA
BIN# 87492633
880 Carillon Pkwy
St. Petersburg, FL 33716

AFBA 5STAR LARGE CAP FUND (B SHARES)

Wachovia Securities LLC                                                           X                     19.42%
FBO Mr. Chris A Thymides
Thymides and Associates
Simple IRA DTD 01/29/99
1105 Waters Rd
Chesapeake, VA 23322-8803

Armed Forces Benefit Assoc.                               X                                             14.88%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                     12.39%
FBO Harris IRA
Bin # 77578811
880 Carillon Pkwy
St. Petersburg, FL  33716

Wachovia Securities LLC                                                           X                     11.39%
FBO Mrs. Lynne W Stalls &
Mrs. Dinah C. Williford JT TEN
106 Albemarle Dr.
Ahoskie, NC 27910

Ferris, Baker Watts, INC                                                          X                     7.65%
Rose Mary Burke/IRA R/O
A/C 1905-9502
4016 Fairway Drive
Wilmette, IL 60091-1006

Raymond James & Assoc. Inc.                                                       X                     7.51%
FBO Watson PSP & TR
BIN# 11304590
880 Carillon Pkwy
St. Petersburg, FL  33716




Ferris, Baker Watts, INC                                                          X                     6.44%
Alex J Stanwick II REV TRUST
A/C 8017-3199
2004 Fox Trace Trail
Cuyahoga Fls, OH 44223-3738

Ferris, Baker Watts, INC                                                          X                     6.36%
Joel Jira IRA/RO
A/C 4566-6432
37171 Deer Run Rd
Solon, OH 44139-2554

Raymond James & Assoc. Inc.                                                       X                     5.94%
FBO Klem RIRA
Bin # 72361242
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR LARGE CAP FUND (C SHARES)
Raymond James & Assoc. Inc.
FBO Lalli IRA                                                                     X                     17.34%
BIN#87347245
880 Carillon Pkwy
St. Petersburg, FL  33716

PFPC Trust Co. R/O IRA
FBO Nanako Kamiya Hanafin                                                         X                     10.68%
3220 Felton Drive
Beavercreek, OH  45431

Raymond James & Assoc. Inc.                                                       X                     8.15%
FBO Basler IRA
BIN# 73544726
880 Carillon Pkwy
St. Petersburg, FL  33716

Wachovia Securities, LLC FBO                                                      X                     7.76%
Mrs. Kelly T Keeter
220 Bernside Ct
Alpharetta, GA 30022-5197

Raymond James & Assoc. Inc.                                                       X                     6.72%
FBO Hartley IRA
BIN# 57504010
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                     6.03%
FBO K's Advertising
BIN# 83431658
880 Carillon Pkwy
St. Petersburg, FL  33716


AFBA 5STAR LARGE CAP FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                             65.75%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA Deferred Compensation                                                        X                     5.65%
Plan 457F
FBO Charles C. Blanton
P.O. Box 25587
Alexandria, VA  22313-5587

AFBA 5STAR LARGE CAP FUND (R SHARES)

AFBA Investment Management Co.                            X                                              100%
ATTN Kim Wooding
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR HIGH YIELD FUND (A SHARES)

FTC & Co.                                                 X                                             40.52%
Attn:  Datalynx # 187
P.O. Box 173736
Denver, CO 80217-3736

Charles Schwab & Co Inc                                   X                                             15.78%
Special Custody Acct FBO Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

AFBA 5STAR HIGH YIELD FUND (B SHARES)

Raymond James & Assoc. Inc.                                                       X                     6.00%
FBO Allen, T
Bin # 79555327
880 Carillon Pkwy
St. Petersburg, FL  33716



AFBA 5STAR HIGH YIELD FUND (C SHARES)

Raymond James & Assoc. Inc.                                                       X                     7.54%
FBO Young, JD
Bin # 50193440
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR HIGH YIELD FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                             73.33%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR HIGH YIELD FUND (R SHARES)

AFBA Investment Management Co.                            X                                              100%
ATTN Kim Wooding
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR MID CAP FUND (A SHARES)
Raymond James & Assoc. Inc
FBO Geuder IRA                                                                    X                     5.60%
BIN# 75356275
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc                                                        X                     5.08%
FBO Wankmiller James
BIN# 52213097
880 Carillon Pkwy
St. Petersburg, FL  33716


AFBA 5STAR MID CAP FUND (B SHARES)

AFBA Investment Management Co.                            X                                             20.15%
ATTN Kim Wooding
909 N. Washington Street
Alexandria, VA  22314-1555

Wachovia Securities, LLC
FBO Mr. Chad D Kearsley                                                           X                     13.32%
IRA Rollover DTD 05/26/04
107 Baccalaureate Blvd
Durham, NC 27713-6577

Raymond James & Assoc. Inc                                                        X                     11.29%
FBO Immerso IRA
BIN#57361563
880 Carillon Pkwy
St. Petersburg, FL  33716




Raymond James & Assoc. Inc
FBO Watson PSP & TR                                                               X                     10.43%
BIN# 11304590
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc                                                        X                     8.36%
FBO Lapera IRA
BIN# 87311345
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc                                                        X                     7.73%
FBO Pujol IRA
BIN# 78479558
880 Carillon Pkwy
St. Petersburg, FL  33716

Wachovia Securities, LLC                                                          X                     5.83%
FBO Diana B Burchhardt
IRA DTD 02/11/87
180 Crooked Lake Road
Tully, NY 13159-9420

Raymond James & Assoc. Inc                                                        X                     5.40%
FBO Watson IRA
BIN# 72247628
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc                                                        X                     5.04%
FBO Dotten IRA
BIN# 57665847
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR MID CAP FUND (C SHARES)

Raymond James & Assoc. Inc.                                                       X                     8.95%
FBO Perucca IRA
BIN# 57773253
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.
FBO Peeke Stephen                                                                 X                     5.06%
BIN# 82337015
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR MID CAP FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                             44.73%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Armed Forces Benefit Assoc.
401 K Plan                                                X                                             21.62%
Attn:  Mark A. Centanni
P.O. Box 25587
Alexandria, VA  22313-5587





AFBA Deferred Compensation.
Plan 457F                                                                         X                     12.32%
FBO:  Charles C Blanton
P.O. Box 25587
Alexandria, VA  22313-5587

PFPC Trust Co. 5 Star IRA
FBO Lawrence Albert Skantze                                                       X                     9.57%
1703 Chesterbrook Vale Court
McLean, VA  22101

AFBA 5STAR MID CAP FUND (R SHARES)

AFBA Investment Management Co.                            X                                              100%
ATTN Kim Wooding
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR SCIENCE & TECHNOLOGY FUND (A
SHARES)

NFSC FEBO #BTJ-112429                                                             X                    16.88%
Mary C Ehrman
Anthony J Ehrman Sr
6651 Thompson Rd
Cincinnati, OH 45247

Raymond James & Assoc. Inc.
FBO Hartung IRA                                                                   X                     7.90%
BIN# 73684528
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.
FBO Bartley, H Tr                                                                 X                     6.74%
BIN# 43612627
880 Carillon Pkwy
St. Petersburg, FL  33716


AFBA 5STAR SCIENCE & TECHNOLOGY FUND (B
SHARES)

Raymond James & Assoc. Inc.                                                       X                     8.50%
FBO Baswell SEP
Bin # 71164681
880 Carillon Pkwy
St. Petersburg, FL  33716

Armed Forces Benefit Assoc.                               X                                             5.04%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR SCIENCE & TECHNOLOGY FUND (C
SHARES)

NFSC FEBO # BTJ-280259                                                            X                     6.76%
Muench Investments LLC
10599 Lees Creek Road
Harrison, OH 45030



NFSC FEBO # BTJ-919411                                                            X                     6.33%
NFS/FMTC IRA
FBO Lynn Y Smith
7250  Southwind Ter
Cincinnati, OH 45247

NFSC FEBO # BTJ-901601                                                            X                     5.68%
NFS/FMTC IRA
FBO Patrick M Hanna
4941 N Arbor Woods Ct Unit 104
Cincinnati, OH 45248

NFSC FEBO # BTJ-821357                                                            X                     5.34%
NFS/FMTC IRA
FBO Gary C Ostendorf
5441 Garver-Elliott Rd.
Oxford, OH 45056

AFBA 5STAR SCIENCE & TECHNOLOGY FUND (I
SHARES)

Armed Forces Benefit Assoc.                               X                                             46.25%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Armed Forces Benefit Assoc.                               X                                             15.43%
401 K Plan
Attn:  Mark A. Centanni
P.O. Box 25587
Alexandria, VA  22313-5587

AFBA Deferred Compensation                                                        X                     16.0%
Plan 457F
FBO Charles C. Blanton
P.O. Box 25587
Alexandria, VA  22313-5587

PFPC Trust Co. 5 Star IRA FBO                                                     X                     5.91%
Lawrence Albert Skantze
1703 Chesterbrook Vale Court
McLean, VA  22101

AFBA 5STAR SCIENCE & TECHNOLOGY FUND (R
SHARES)

AFBA Investment Management Co.                            X                                              100%
ATTN Kim Wooding
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR SMALL CAP FUND (A SHARES)

Charles Schwab & Co                                       X                                             17.98%
Special Custody Account FBO Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104




Pershing LLC                                              X                                             5.16%
P.O. Box 2052
Jersey City, NJ 07303-9998

JP Morgan Invest LLC                                      X                                             5.03%
82310964
One Beacon Street, 18th Floor
Boston, MA 02108-3102

AFBA 5STAR SMALL CAP FUND (B SHARES)

First Clearing Corporation                                                        X                     7.23%
A/C 8972-3528
Ray A. Zepp
4525 Cove Circle Unit 602
St. Petersburg, FL  33708

AFBA 5STAR SMALL CAP FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                             38.08%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA Deferred Compensation                                                        X                     23.61%
Plan 457F
FBO Charles C. Blanton
P.O. Box 25587
Alexandria, VA  22313-5587

Armed Forces Benefit Assoc.                               X                                             19.34%
401 K Plan
Attn:  Mark A. Centanni
P.O. Box 25587
Alexandria, VA  22313-5587

AFBA 5STAR SMALL CAP FUND (R SHARES)

AFBA Investment Management Co.                            X                                              100%
ATTN Kim Wooding
909 N. Washington Street
Alexandria, VA  22314-1555



AFBA 5STAR USA GLOBAL FUND (A SHARES)

Wachovia Securities LLC                                                           X                      8.61%
FBO Thomas E Greenman Jr.
IRA Rollover DTD 10/22/01
12948 Whitehorse Ln
Saint Louis, MO 63131-2241

AFBA 5STAR USA GLOBAL FUND (B SHARES)

Armed Forces Benefit Assoc.                               X                                             31.42%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

Raymond James & Assoc. Inc.                                                       X                     25.56%
FBO Lapera IRA
BIN# 87311345
880 Carillon Pkwy
St. Petersburg, FL  33716

Wachovia Securities LLC                                                           X                     24.84%
FBO Mrs. Sondra Block
IRA DTD 08/21/03
10817 Pebble Brook Ln
Potomac, MD 20854-2564

Raymond James & Assoc. Inc.                                                       X                     12.65%
FBO Rapp Bonita
BIN# 86258122
880 Carillon Pkwy
St. Petersburg, FL  33716

Raymond James & Assoc. Inc.                                                       X                     5.51%
FBO Utterback RIRA (DECD)
Bin # 77551487
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR USA GLOBAL FUND (C SHARES)

Raymond James & Assoc. Inc.                                                       X                     5.05%
FBO Greenblatt IRA
Bin # 70533518
880 Carillon Pkwy
St. Petersburg, FL  33716

AFBA 5STAR USA GLOBAL FUND (I SHARES)

Armed Forces Benefit Assoc.                               X                                             78.34%
Attn:  Scott Pinckney
909 N. Washington Street
Alexandria, VA  22314-1555

AFBA 5STAR USA GLOBAL FUND (R SHARES)




AFBA Investment Management Co.                            X                                              100%
ATTN Kim Wooding
909 N. Washington Street
Alexandria, VA  22314-1555

MANAGEMENT OWNERSHIP. As of July 1, 2004, the officers and Directors as a group owned 5.74% of AFBA 5Star Large Cap Fund, 8.14% of AFBA 5Star Mid Cap Fund, 18.46% of AFBA 5Star Science & Technology Fund, 3.96% of AFBA 5Star Small Cap Fund and 2.97% of AFBA 5Star USA Global Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

MANAGER AND SUB-ADVISER. AFBA 5Star Investment Management Company acts as Manager of the Funds and is a registered investment adviser under the Investment Advisers Act of 1940. It organized the Company in 1997 and employs at its own expense Kornitzer Capital Management, Inc. to serve as the sub-adviser to the Funds.

For its services as Manager, each Fund pays the Manager a fee at the annual rate of 0.80% of the Fund's average daily net assets. The Manager has entered into contractual arrangements to waive fees and/or pay expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 1.08% exclusive of Rule 12b-1 and shareholder service fees through July 31, 2005 with respect to the AFBA 5Star Balanced and AFBA 5Star High Yield Funds. In addition, the Manager has entered into contractual arrangements to waive fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses exclusive of Rule 12b-1 and shareholder service fees to 1.28% through July 31, 2005 with respect to the AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund. Thereafter, the Manager may either renew or terminate these arrangements. When a Fund's assets grow to a point where fee waivers and/or expense payments are no longer necessary to meet the expense limitation target, the Manager may seek to recoup amounts it waived or expenses that it paid. The Manager will only seek to recoup such amounts if total annual fund operating expenses plus the amounts recouped do not exceed the expense limitation target. The Manager shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid.

For the past three fiscal years, the Manager was paid the following amounts:


                                                 FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
NAME OF FUND                                       MARCH 31, 2002          MARCH 31, 2003          MARCH 31, 2004
------------                                       --------------          --------------          --------------
AFBA 5Star Balanced Fund
    Advisory Fees Paid                                 $293,623                $260,666                $320,266
    Fees Waived/Expenses Reimbursed                   ($190,867)              ($273,630)              ($292,862)
    Net Fees                                           $102,756                ($12,964)                $27,404

AFBA 5Star High Yield Fund
    Advisory Fees Paid                                  $71,563                 $95,243                $214,328
    Fees Waived/Expenses Reimbursed                   ($172,362)              ($249,347)              ($311,068)
    Net Fees                                          ($110,799)              ($154,104)               ($96,740)

AFBA 5Star Large Cap Fund
    Advisory Fees Paid                                 $168,737                $133,796                $159,087
    Fees Waived/Expenses Reimbursed                   ($192,933)              ($264,047)              ($274,033)
    Net Fees                                           ($24,196)              ($130,301)              ($114,946)

AFBA 5Star Mid Cap Fund
    Advisory Fees Paid                                      N/A                 $9,2531                 $18,868
    Fees Waived/Expenses Reimbursed                                            ($62,533)              ($178,535)
    Net Fees                                                                   ($53,280)              ($159,667)



AFBA 5Star Science & Technology Fund
    Advisory Fees Paid                                 $10,3532                 $21,671                 $33,725
    Fees Waived/Expenses Reimbursed                    ($11,771)2             ($154,051)              ($189,461)
    Net Fees                                            ($1,418)2             ($132,380)              ($155,736)


AFBA 5Star Small Cap Fund
    Advisory Fees Paid                                 $10,9683                 $49,878                $110,043
    Fees Waived/Expenses Reimbursed                    ($12,931)3             ($175,488)              ($205,586)
    Net Fees                                            ($1,913)3             ($125,610)               ($95,543)

AFBA 5Star USA Global Fund
    Advisory Fees Paid                                 $321,850                $256,771                $298,910
    Fees Waived/Expenses Reimbursed                   ($220,984)              ($292,108)              ($295,771)
    Net Fees                                           $100,866                ($35,337)                 $3,139

1 For the period from May 1, 2002 through March 31, 2003.
2 For the period from October 12, 2001 through March 31, 2002. 3 For the period from October 15, 2001 through March 31, 2002.

KCM was founded in 1989 and is a private investment research and counseling organization serving individual, corporate and other institutional clients. Pursuant to the agreement between the Manager and KCM, KCM will provide the Funds with research, analysis, advice and recommendations with respect to the purchase and sale of securities and the making of investment commitments; statistical information and reports as may reasonably be required, and general assistance in the supervision of the investments of the Funds, subject to the control of the Directors of the Company and the Directors of the Manager. The Manager pays KCM an annual sub-advisory fee of 33/100 of 1% (.33%) of each Fund's average daily net assets, for its services. KCM also serves as investment adviser to the Buffalo Group of Mutual Funds.

The following amounts were paid to KCM for its services to each Fund by the
Manager:

                                                 FISCAL YEAR ENDED       FISCAL YEAR ENDED     FISCAL YEAR ENDED
NAME OF FUND                                       MARCH 31, 2002         MARCH 31, 2003         MARCH 31, 2004
------------                                       --------------         --------------         --------------
AFBA 5Star Balanced Fund                               $121,119                $107,525               $132,403
AFBA 5Star High Yield Fund                              $29,520                 $39,288                $91,508
AFBA 5Star Large Cap Fund                               $69,604                 $55,191                $65,770
AFBA 5Star Mid Cap Fund                                     N/A                  $3,817 1               $7,798
AFBA 5Star Science & Technology Fund                     $4,271 2                $8,939                $13,946
AFBA 5Star Small Cap Fund                                $4,524 3               $20,575                $45,496
AFBA 5Star USA Global Fund                             $132,763                $105,918               $120,674

1 For the period from May 1, 2002 through March 31, 2003.
2 For the period from October 12, 2001 through March 31, 2002.
3 For the period from October 15, 2001 through March 31, 2002.

Each Fund bears the cost of personnel as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent registered public accounting firm and legal counsel; rent; the cost of a transfer and dividend disbursing agent or similar in-house services; bookkeeping; accounting and all other clerical and administrative functions as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company; any interest, taxes, dues, fees and other charges of governments and their agencies including the cost of qualifying the Fund's shares for sale in any jurisdiction; brokerage commissions; or any other expenses incurred by it which are not assumed in the Management Agreement by the Manager.

ADMINISTRATION AND ACCOUNTING SERVICES. Under a separate Administration and Accounting Services Agreement, PFPC Inc., ("PFPC") 301 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for the Funds. These services include preparing shareholder reports, providing statistical data and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of each Fund. The Administration and Accounting Services Agreement provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreement. For the fiscal years ended March 31, 2002, 2003 and 2004, PFPC received $363,500, $741,312 and $861,000 respectively, from the Funds for administration and accounting services.

ADDITIONAL SERVICE PROVIDERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Funds' financial statements are audited by an Independent Registered Public Accounting Firm approved by the Audit Committee each year. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Suite 2100, Baltimore, MD 21201-2304 are the Independent Registered Public Accountants for the Funds.

CUSTODIAN. PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, PA 19153, serves as the custodian.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, PA 19406 also serves as the transfer agent.

COUNSEL. The law firm of Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as legal counsel to the Company.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Pursuant to an Underwriting Agreement (the "Underwriting Agreement"), PFPC Distributors, Inc. ("PFPC Distributors"), 760 Moore Road, King of Prussia, PA 19406, serves as the distributor of the Funds' shares. The terms of the Underwriting Agreement grant PFPC Distributors the right to sell shares of the Funds as agent for the Funds. Shares of the Funds are offered continuously.

Under the terms of the Underwriting Agreement, PFPC Distributors agrees to use all reasonable efforts to secure purchasers for shares of the Funds and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of the Funds' shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Funds' Distribution Plan for its Class B Shares (the "Class B Plan"), Class C Shares (the "Class C Plan"), and Class R Shares (the "Class R Plan"), each of which has been adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Rule 12b-1 Plans"). PFPC Distributors receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Class A Shares of the Funds.

The Underwriting Agreement provides that PFPC Distributors, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under such agreement, will not be liable to any of the Funds or their shareholders for losses arising in connection with the sale of shares of the Funds.

The Underwriting Agreement became effective as of January 1, 2001 and continues in effect for a period of two years. Thereafter, the Underwriting Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Directors, including a majority of the non-interested Directors.

The Underwriting Agreement terminates automatically in the event of an assignment, and is terminable without payment of any penalty with respect to a Fund (i) by vote of a majority of the Directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Funds or any agreements related to such plan, or by vote of a majority of the outstanding voting securities of the applicable Fund on sixty (60) days' written notice to PFPC Distributors; or (ii) by PFPC Distributors on sixty (60) days' written notice to the Company.

PFPC Distributors will be compensated for distribution services according to the Rule 12b-1 Plans, regardless of PFPC Distributors' expenses. The Rule 12b-1 Plans provide that PFPC Distributors will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, PFPC Distributors may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with PFPC Distributors and other financial institutions for distribution and shareholder servicing activities. PFPC Distributors has entered into an agreement with AFBA Five Star Securities Company ("AFBA Securities"), an affiliate of the Funds' Manager, through which AFBA Securities serves as sub-underwriter of the Funds' shares. As sub-underwriter, AFBA Securities will pay selling brokers or dealers commissions promptly after the sale of Class B and Class C Shares in exchange for the payment by PFPC of the distribution fees, contingent deferred sales charge ("CDSC") and service fees it receives with respect to those shares. Amounts payable under the Rule 12b-1 Plan can exceed distribution or shareholder servicing expenses actually incurred by PFPC Distributors.

The Class B Plan further provides that monthly payments shall be made in the amount of 0.75% per annum of the Class B Shares' average daily net assets (or such lesser amount as may be established by a majority of the Board of Directors, including a majority of the non-interested Directors) as compensation for PFPC Distributors' role in the distribution of a Fund's Class B Shares. The Class C Plan provides that monthly payments shall be made in the amount of 0.75% per annum of the average daily net assets of a Fund's Class C Shares (or such lesser amount as may be established by a majority of the Board of Directors, including a majority of the non-interested Directors) as compensation for PFPC Distributors' role in the distribution of a Fund's Class C Shares. The Company shall pay to the Distributor or others a fee in the amount of 0.35% per annum of the average daily net assets of the Company attributable to each Fund's Class R Shares (or such lesser amount as may be established from time to time by a majority of the Board of Directors, including a majority of the non-interested Directors) for advertising, marketing and distributing each Fund's Class R Shares. Such fee shall be payable at the direction of the Manager from the assets attributable to the Class R Shares of such Fund and shall be paid in monthly installments promptly after the last day of each calendar month.

From time to time, the Manager may make payments to third parties out of its management fee, including payments of fees for shareholder servicing and transfer agency functions. If such payments are deemed to be indirect financing of an activity primarily intended to result in the sale of Class B, Class C or Class R Shares of a Fund within the context of Rule 12b-1 under the 1940 Act, such payments shall be deemed to be authorized by the Rule 12b-1 Plan. A Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Class B Plan, Class C Plan or the Class R Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

Each Rule 12b-1 Plan and each agreement entered into pursuant to the Rule 12b-1 Plan may be terminated as to any Fund at any time, without penalty, by vote of a majority of the outstanding shares of the applicable class or Fund, or by vote of a majority of the Company's non-interested Directors, on not more than sixty
(60) days' written notice.

FRONT-END SALES CHARGES. When purchasing Class A Shares, a sales charge will be incurred at the time of purchase (a "front-end load") based on the dollar amount of the purchase. The maximum initial sales charge is 5.50% (3.75% for the AFBA 5Star High Yield Fund), which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waiver" in the Class A, B, and C Prospectus. Although purchases of $1,000,000 or more may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may be used either to promote the sale of each Fund's shares or to compensate PFPC Distributors for its efforts to sell shares of each Fund.

AFBA 5STAR BALANCED FUND
AFBA 5STAR LARGE CAP FUND
AFBA 5STAR MID CAP FUND
AFBA 5STAR SCIENCE & TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND
AFBA 5STAR USA GLOBAL FUND

------------------------------- ------------------------ ------------------------- ---------------------------

                                 INITIAL SALES CHARGE    INITIAL SALES CHARGE AS       DEALER REALLOWANCE
                                  AS A PERCENTAGE OF       A PERCENTAGE OF YOUR        AS A PERCENTAGE OF
       YOUR INVESTMENT              OFFERING PRICE              INVESTMENT               OFFERING PRICE
------------------------------- ------------------------ ------------------------- ---------------------------
$50,000 and less                         5.50%                    5.82%                      5.00%
$50,000 up to $150,000                   4.50%                    4.71%                      3.75%
$150,000 up to $250,000                  3.50%                    3.63%                      2.75%
$250,000 up to $500,000                  2.50%                    2.56%                      2.00%
$500,000 up to $1,000,000                2.00%                    2.04%                      1.50%
Over $1,000,000                          0.00%                    0.00%                      0.00%



AFBA 5STAR HIGH YIELD FUND
------------------------------- ------------------------ ------------------------- ---------------------------

                                                                                       DEALER REALLOWANCE
                                  AS A PERCENTAGE OF     AS A PERCENTAGE OF YOUR       AS A PERCENTAGE OF
       YOUR INVESTMENT              OFFERING PRICE              INVESTMENT               OFFERING PRICE
------------------------------- ------------------------ ------------------------- ---------------------------
$50,000 and less                         3.75%                    3.90%                      3.25%
$50,000 up to $150,000                   3.00%                    3.09%                      2.50%
$150,000 up to $250,000                  2.25%                    2.30%                      1.75%
$250,000 up to $500,000                  1.50%                    1.52%                      1.25%
$500,000 up to $1,000,000                1.00%                    1.01%                      0.75%
Over $1,000,000                          0.00%                    0.00%                      0.00%

The table below shows the aggregate sales charges received by the Distributor and the amounts retained by the Distributor for the past two fiscal years for Class A Shares of each Fund:

------------------------------------- ----------------------------------------- ----------------------------------------
                                      FOR THE FISCAL YEAR ENDED MARCH 31, 2004    FOR THE FISCAL YEAR ENDED MARCH 31,
                                                                                                 2003
------------------------------------- ----------------------------------------- ----------------------------------------
FUND                                    AMOUNT RECEIVED      AMOUNT RETAINED     AMOUNT RECEIVED      AMOUNT RETAINED
------------------------------------- -------------------- -------------------- ------------------- --------------------
Balanced Fund                         $51,450              $6,463               $1,044              $96
------------------------------------- -------------------- -------------------- ------------------- --------------------
High Yield Fund                       $61,310              $8,941               $14,861             $2,272
------------------------------------- -------------------- -------------------- ------------------- --------------------
Large Cap Fund                        $5,100               $486                 $1,922              $166
------------------------------------- -------------------- -------------------- ------------------- --------------------
Mid Cap Fund                          $9,602               $869
------------------------------------- -------------------- -------------------- ------------------- --------------------
Science & Technology Fund             $5,673               $908
------------------------------------- -------------------- -------------------- ------------------- --------------------
Small Cap Fund                        $49,474              $5,189               $7,676              $712
------------------------------------- -------------------- -------------------- ------------------- --------------------
USA Global Fund                       $6,727               $608                 $442                $42
------------------------------------- -------------------- -------------------- ------------------- --------------------


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

Decisions to buy and sell securities for the Funds are made by KCM as sub-adviser to the Funds. Officers of KCM are generally responsible for implementing and supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or price of the securities. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. Following is information on the amount of brokerage commissions paid by each Fund during the periods indicated:

     NAME OF FUND                                   FISCAL YEAR ENDED     FISCAL YEAR ENDED     FISCAL YEAR ENDED
     ------------                                   -----------------     -----------------     ------------------
                                                      MARCH 31, 2002        MARCH 31, 2003        MARCH 31, 2004
                                                      --------------        --------------        --------------
     AFBA 5Star Balanced Fund                              $12,201               $15,543               $13,185
     AFBA 5Star High Yield Fund                               $263                $1,580                $4,556
     AFBA 5Star Large Cap Fund                             $10,351               $10,286               $22,516
     AFBA 5Star Mid Cap Fund                                   N/A                $2,048 1              $4,111
     AFBA 5Star Science & Technology Fund                   $5,562 2              $4,452                $8,143
     AFBA 5Star Small Cap Fund                              $5,258 3              $9,543               $33,614
     AFBA 5Star USA Global Fund                            $20,014               $13,065               $28,923

1 For the period from May 1, 2002 through March 31, 2003.
2 For the period from October 12, 2001 through March 31, 2002.
3 For the period from October 15, 2001 through March 31, 2002.

The level of brokerage commissions generated by a Fund is directly related to the number and size of buy and sell transactions into which the Fund enters. The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Fund, the sub-adviser's interpretation of the market or economic environment, etc. The Funds, in purchasing and selling portfolio securities, will seek best execution consistent with the circumstances that exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. The Funds may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that better execution may be obtained elsewhere.

It is not the Funds' practice to allocate brokerage or principal business to firms on the basis of sales of their shares that may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend the Funds to their clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research and brokerage services furnished by broker-dealers and others may be useful to the Funds' Manager and sub-adviser in serving the Funds as well as other clients. Similarly, the Funds may benefit from research and brokerage services obtained by the sub-adviser from the placement of portfolio brokerage of other clients. The Funds may pay a higher rate of commission to brokers or dealers who provide research or brokerage services to the Manager or sub-adviser. The Funds may pay a higher rate of commission to brokers or dealers who provide research or brokerage services to the Manager or sub-adviser within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

Research and brokerage services provided by brokers and dealers include advice, either directly or through publications or writings, as to: the value of securities; the advisability of purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic political and legal factors and trends and portfolio strategy. In some cases, research and brokerage services are generated by third parties but are provided to the Manager or sub-adviser by or through a broker or dealer. No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by the Board of Directors of the Company and KCM.

When the sub-adviser, in its fiduciary duty, believes it to be in the best interest of the shareholders, the Funds may join with other clients of the sub-adviser in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

                       CAPITAL STOCK AND OTHER SECURITIES

The Company issues its capital stock in seven separate series (each is in effect, a separate Fund), and each series in turn issues shares of five separate classes of shares: Class A, Class B, Class C, Class I and Class R. The shares of each class of each Fund, when issued and paid for in accordance with its Prospectus, will be legally outstanding, fully paid and non-assessable.

The separate classes of shares of a Fund each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class B, Class C and Class R Shares bear Rule 12b-1 distribution fees of 0.75%, 0.75%, and 0.35% of the average net assets of the respective Class B, Class C and Class R Shares and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the Rule 12b-1 fee may be paid. Classes A, B and C bear a shareholder service fee of 0.25% of the average net assets of the class. Class R Shares bear a shareholder service fee of 0.15% of the average net assets of the class. The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 fees. Certain expenses can vary from class to class; accordingly, the net asset value of Class A, Class B, Class C and Class R Shares will be reduced by such amount to the extent a Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights which means that the holders of 50% of the shares voting for the election of Directors can elect 100% of the Directors, if they choose to do so, and in such event, the holders of the remaining shares voting will not be able to elect any Directors, do not have preemptive or subscription rights and are transferable. Each Fund and class takes separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Company will not hold annual meetings except as required by the 1940 Act and other applicable laws. Under Maryland law, a special meeting of shareholders of the Company must be held if the Company receives the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

The Company has undertaken that its Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the shareholders entitled to vote at the meeting.

                          PURCHASING AND SELLING SHARES

PURCHASES. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not completed properly as described in the Prospectuses. If you use the services of any other broker to purchase or redeem shares of a Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share ("NAV") next effective after the order is accepted by the Fund.

BY MAIL: You, a retirement plan administrator or your financial intermediary may purchase shares by sending a check drawn on a U.S. bank payable to AFBA 5Star Fund, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 15 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in the transaction. Send the check and application to:

REGULAR MAIL:                           OVERNIGHT MAIL:
-------------                           ---------------
AFBA 5Star Fund, Inc.                   AFBA 5Star Fund, Inc.
c/o PFPC Inc.                           c/o PFPC Inc.
P.O. Box 9779                           760 Moore Road
Providence, RI 02940                    King of Prussia, PA  19406

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (888) 578-2733 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

ANNUAL STATEMENTS. Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account that provides necessary tax information. A duplicate copy of a past annual statement is available from PFPC, at its cost, subject to a minimum charge of $5 per account, per year requested.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the Prospectuses or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and their shareholders.

SALES (REDEMPTIONS). The Company will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Company cannot process transaction requests that are not complete and in good order. The Company must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

You, a retirement plan administrator or financial intermediary may sell your shares on any Business Day as described below. A Business Day is any day that both the New York Stock Exchange (the "Exchange") and PFPC, the Transfer Agent, are open for business. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of your financial intermediary or plan administrator to transmit redemption orders and credit your account with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time), or the next Business Day

(if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt.

If shares are redeemed by mail, a signature guarantee is required for written redemption requests of $25,000 or more. A signature guarantee verifies the authenticity of your signature. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions, which are not participating in one of these programs will not be accepted. YOU CAN OBTAIN ONE FROM MOST BANKING INSTITUTIONS OR SECURITIES BROKERS, BUT NOT FROM A NOTARY PUBLIC. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

REGULAR MAIL:                           OVERNIGHT MAIL:
-------------                           --------------
AFBA 5Star Fund, Inc.                   AFBA 5Star Fund, Inc.
c/o PFPC Inc.                           c/o PFPC Inc.
P.O. Box 9779                           760 Moore Road
Providence, RI  02940                   King of Prussia, PA  19406

BY TELEPHONE: If you are invested in Class A, B, C or I and prefer to redeem your shares by telephone you may elect to do so, however, there are certain risks. Each Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

BY WIRE: Redemption proceeds may be wired to a pre-designated bank account in any commercial bank in the United States if the amount is $1,000 or more for Class A, Class B, Class C or Class I Shares or in any amount for Class R Shares. A $10.00 fee will be deducted. The receiving bank may charge a fee for this service. Proceeds may also be mailed to a bank or, for amounts of $10,000 or less, mailed to the Fund account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to the Fund account address of record, complete the appropriate section of the Application or include the Fund account address of record when written instructions are submitted. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the shares.

ADDITIONAL PURCHASE AND REDEMPTION POLICIES FOR CLASS A, CLASS B, CLASS C AND CLASS I SHARES. The Company reserves the right to:

o Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of a Fund's special investment programs.

o Cancel or change the telephone investment service, the telephone/telegraph exchange service and the automatic monthly investment plan without prior notice to you when it is in the best interest of the Funds and their investors.

o Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.

o Begin charging a fee for the telephone/telegraph service and to cancel or change the service upon 60 days written notice to you.

o Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.

o Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone/telegraph redemption method at the same time you submit the initial application to purchase shares.

o Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

o If shares to be redeemed represent a recent investment made by check, the Funds reserve the right not to make the redemption proceeds available until there are reasonable grounds to believe that the check has been collected (which could take up to 15 days).

o To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

o The Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

INFORMATION FOR CLASS R SHARES.

Class R Shares of each Fund are generally available to certain tax-deferred retirement plans, including 401(k) plans, employer sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, held in plan level or omnibus accounts. Class R Shares also are available to IRA rollovers from eligible retirement plans that offered one or more AFBA 5Star Funds Class R Shares as an investment option. Class R Shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Participants in retirement plans generally must contact the plan's administrator to purchase, redeem or exchange shares. Shareholder services may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants' investments in the Funds.

IRA rollover accounts may be eligible to open an account and purchase Class R Shares by contacting any investment firm authorized to sell the Funds' shares. You can obtain an application from your investment firm or by calling the Funds at (800) 243-9865. You may also open your Class R Share account by completing an account application and sending it to the transfer agent by mail.

ADDITIONAL PURCHASE AND REDEMPTION POLICIES FOR CLASS R SHARES. The Company reserves the right to:

o Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.

o Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

o If shares to be redeemed represent a recent investment made by check, the Funds reserve the right not to make the redemption proceeds available until there are reasonable grounds to believe that the check has been collected (which could take up to 15 days).

o To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

ADDITIONAL INFORMATION FOR ALL CLASSES. The Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the value of shares redeemed may be more or less than your cost, depending on the NAV at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to you, and the proceeds of a redemption may be subject to backup withholding.

Your right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, for other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund's securities or to determine the value of a Fund's net assets, or (d) ordered by a government body having jurisdiction over the Funds for the protection of the Funds' shareholders, provided that applicable rules and regulations of the SEC (or any succeeding government authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the Funds may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by each Fund and valued in the same way as they would be valued for purposes of computing the NAV of each Fund. If payment is made in securities, you may incur transaction expenses in later converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of that particular Fund during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

HOW SHARE PRICE IS DETERMINED. Each Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued at fair value as determined under the direction of the Board of Directors.

PFPC determines the NAV per share of each Fund on each day that the Company is open for business as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time). The Company is normally open for business on each day that the Exchange is open for business, however, the Company's officers are authorized to determine when the Company shall be open for business. The NAV is calculated by adding the value of all securities and other assets in each Fund, deducting its liabilities and dividing the balance by the number of outstanding shares of the Fund.

Shares will not be priced on those days the Exchange is closed for trading. As of the date of this SAI, those days will include, but are not limited to:

New Year's Day                   Good Friday              Labor Day
Martin Luther King, Jr. Day      Memorial Day             Thanksgiving Day
Presidents' Day                  Independence Day         Christmas Day


                             DISTRIBUTIONS AND TAXES

MULTICLASS DISTRIBUTIONS. A Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

DISTRIBUTIONS OF NET INVESTMENT INCOME. A Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates provided certain holding period requirements are met.

DISTRIBUTIONS OF CAPITAL GAINS. A Fund may realize capital gains and losses on the sale of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INVESTMENT IN FOREIGN SECURITIES. The AFBA 5Star Large Cap Fund, AFBA 5Star Mid Cap Fund, AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund may be subject to foreign withholding taxes on dividend income from ADRs. This, in turn, could reduce such a Fund's income dividends paid to you.

Your use of foreign dividends, designated by the Fund as dividends from qualifying foreign corporations and subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. A Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, a Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

o    98% of its taxable ordinary income earned during the calendar year;

o 98% of its capital gain net income earned during the twelve month period ending October 31; and

o 100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES OF FUND SHARES. Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different AFBA 5Star Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.

SALES AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

DEFERRAL OF BASIS. (CLASS A , B AND C ONLY) In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

o In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

o You sell some or all of your original shares within 90 days of their purchase, and

o You reinvest the sales proceeds in the Fund or in another AFBA 5Star Fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

WASH SALES. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS For individual shareholders, a portion of the dividends paid a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified foreign corporations. If 95% or more of the Fund's income is from qualified sources, it will be allowed to designate 100% of the Fund's distributions as qualified dividend income. The amount of a Fund's ordinary dividend distribution that is eligible for this favored tax treatment will be reported by the Fund in its year-end tax notices to shareholders.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

AFBA 5STAR HIGH YIELD FUND. Because the AFBA 5Star High Yield Fund's income is derived primarily from interest rather than dividends, none or only a small percentage of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations.

AFBA 5STAR HIGH YIELD FUND. Because the income of the AFBA 5Star High Yield Fund is derived primarily from interest rather than dividends, generally none or only a small percentage of its income dividends will be eligible for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES A Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Company's Annual Report to Shareholders for the fiscal year ended March 31, 2004 (the "2004 Annual Report") are incorporated into this SAI by reference. No other parts of the 2004 Annual Report are incorporated by reference herein. The 2004 financial statements included in the 2004 Annual Report have been audited by PricewaterhouseCoopers LLP, whose report thereon is also incorporated herein by reference. Copies of the Annual Report and the unaudited Semi-Annual Report may be obtained at no charge by telephoning the Funds at 1-888-578-2733.

                                    APPENDIX

                             DESCRIPTION OF RATINGS

DESCRIPTION OF BOND RATINGS:

STANDARD & POOR'S CORPORATION (S&P).

AAA Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S).

AAA Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS:

MOODY'S . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

         PRIME - 1      HIGHEST QUALITY
         PRIME - 2      HIGHER QUALITY
         PRIME - 3      HIGH QUALITY

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

   (1) evaluation of the management of the issuer;

   (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

   (3) evaluation of the issuer's products in relation to competition and customer acceptance;

   (4) liquidity;

   (5) amount and quality of long-term debt;

   (6) trend of earnings over a period of ten years;

   (7) financial strength of a parent company and relationships which exist with the issuer; and

   (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . .Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

   A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

   A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

   A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as over-whelming.

   A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

   B Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

   C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

   D This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

                              AFBA 5STAR FUND, INC.

                               (the "Registrant")

                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS.

(a)      (1)      Articles of Incorporation as filed with the State of Maryland on January 9, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration
                  Statement on Form N-1A as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on June 1, 1999
                  ("PEA No. 3").

         (2) Articles Supplementary to establish four separate series as filed with the State of Maryland on April 4, 1997 are incorporated herein by reference to PEA No. 3.

         (3) Articles of Amendment to change "Five Star" to "5Star" as filed with the State of Maryland on October 16, 2000 are incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 23, 2001("PEA No. 5").

         (4) Articles of Amendment to designate the existing shares as Class I shares as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 1, 2001("PEA No. 11").

         (5) Articles Supplementary to add Classes A, B and C as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to PEA No. 11.

         (6) Articles Supplementary to authorize and designate shares to Classes A, B, C and I as filed with the State of Maryland on June 15, 2001 are incorporated herein by reference to PEA No. 11.

         (7) Certificate of Correction to the Articles Supplementary filed with the State of Maryland on June 15, 2001, as filed with the State of Maryland on February 14, 2002 is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 14, 2002 ("PEA No. 12"). Correction made to Articles fourth and fifth regarding the number of shares authorized.

         (8) Articles Supplementary to add Mid Cap Series as filed with the State of Maryland on February 14, 2002 are incorporated herein by reference to PEA No. 12.

         (9) Articles Supplementary to add Class R as filed with the State of Maryland on November 14, 2003 are incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 16, 2003 ("PEA No. 16").

(b)               By-Laws are incorporated herein by reference to PEA No. 3.

(c) Specimen copies of securities of the Registrant are incorporated herein by reference to PEA No. 3.

                  See Article Fifth of the Registrant's Articles of Incorporation, as amended, which are incorporated herein by reference.

                  See also, Article II of the Registrant's By-Laws which are incorporated herein by reference.

(d)      (1)      (i)      Management Agreement between the Registrant and AFBA
                           5Star Investment Management Company is incorporated herein by reference to PEA No. 11.

                  (ii) Exhibit to the Management Agreement between the Registrant and AFBA 5Star Investment Management Company adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

                  (iii) Exhibit to the Management Agreement between the Registrant and AFBA 5Star Investment Management Company to incorporate the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2002 ("PEA No. 14").

                  (iv) Expense Limitation Agreement between the Registrant and AFBA 5Star Investment Management Company, is incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2004 ("PEA No. 17").

(d)      (2)      (i)      Sub-Advisory Agreement between AFBA 5Star Investment
                           Management Company and Kornitzer Capital Management,
                           Inc. is incorporated herein by reference to PEA No.
                           11.

                  (ii) Exhibit to Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Kornitzer Capital Management, Inc. adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

                  (iii) Exhibit to the Sub-Advisory Agreement between AFBA 5Star Investment Management Company and Kornitzer Capital Management incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference PEA No. 14.

(e)      (1)      (i)      Underwriting Agreement between the Registrant and
                           PFPC Distributors, Inc. dated December 18, 2000 is incorporated herein by reference to PEA No. 5.

                  (ii) Exhibit to Underwriting Agreement adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

                  (iii) Exhibit to Underwriting Agreement incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(f)                        Not Applicable.

(g)      (1)      (i)      Custodian Agreement between the Registrant and PFPC
                           Trust Company is incorporated herein by reference to PEA No. 5.

                  (ii) Amendment to Custodian Agreement between Registrant and PFPC Trust Company adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

(h)      (1)      (i)      Transfer Agency Agreement between the Registrant and
                           PFPC Inc. is incorporated herein by reference to PEA
                           No. 5.

                  (ii) Amendment to Transfer Agency Agreement between the Registrant and PFPC Inc. adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference to PEA No. 12.

                  (iii) Amendment to Transfer Agency Agreement between the Registrant and PFPC Inc. incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

                  (iv) Anti-Money Laundering and Privacy Amendment dated July 24, 2002 to Transfer Agency Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2003 ("PEA No. 15").

                  (v) Amendment to Transfer Agency Agreement regarding Customer Identification Program is incorporated herein by reference to PEA No. 17.

         (2)      (i)      Administration and Accounting Services Agreement
                           between the Registrant and PFPC Inc. dated December
                           18, 2000 is incorporated herein by reference to PEA
                           No. 5.

                  (ii) Amendment to Administration and Accounting Services Agreement between the Registrant and PFPC Inc. adding the AFBA 5Star Mid Cap Fund is incorporated herein by reference PEA No. 12.

                  (iii) Amendment to Administration and Accounting Services Agreement between the Registrant and PFPC Inc. incorporating the AFBA 5Star Equity Fund's name change to the AFBA 5Star Large Cap Fund is incorporated herein by reference to PEA No. 14.

(i)                        Opinion and Consent of Counsel is filed herewith.

(j)      (1)               Consent of Independent Public Accountant is filed
                           herewith.

(k)                        Not Applicable.

(l)                        Not Applicable.

(m)      (1)               Rule 12b-1 Distribution Plan for Class B shares is
                           incorporated herein by reference to PEA No. 14.

         (2) Rule 12b-1 Distribution Plan for Class C shares is incorporated herein by reference to PEA No. 14.

         (3) Amended Shareholder Service Plan pursuant to Rule 12b-1 is incorporated herein by reference to PEA No. 16.

         (4) Rule 12b-1 Distribution Plan for Class R shares is incorporated herein by reference to PEA No. 16.

(n)      (1)               Rule 18f-3 Plan is incorporated herein by reference
                           to PEA No. 14.

         (2) Amended Rule 18f-3 Plan is incorporated herein by reference to PEA No. 16.

(p)      (1)               Joint Code of Ethics of the Registrant and the
                           investment manager is incorporated herein by reference to PEA No. 12.

         (2) Code of Ethics of the sub-adviser for each Fund, Kornitzer Capital Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 28, 2000.

(q)      (1)               Powers of Attorney for Henry J. Sechler, Louis C.
                           Wagner, Jr. Monroe W. Hatch, Jr., and John C.
                           Kornitzer are incorporated herein by reference to PEA No. 3.

         (2) Power of Attorney for John S. Fairfield is incorporated herein by reference to PEA No. 14.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

         None.

ITEM 24. INDEMNIFICATION.

Under the terms of the Maryland General Corporation Law and the Registrant's Articles of Incorporation and By-Laws, the Registrant shall indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper under the circumstances. Such determination shall be made:

(i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

(ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

----------------------------------------- -------------------------------------- --------------------------------------
   NAME AND POSITION WITH AFBA 5STAR
     INVESTMENT MANAGEMENT COMPANY                    OTHER COMPANY                   POSITION WITH OTHER COMPANY
----------------------------------------- -------------------------------------- --------------------------------------
Charles C. Blanton, Chairman              AFBA 5Star Financial LLC, 5Star Life   President and Director
                                          Insurance Company, 5Star Bank, AFBA    Chairman of the Board
                                          5Star Fund, Inc.

                                          AFBA Five Star Securities Company      Director
----------------------------------------- -------------------------------------- --------------------------------------
Clifford H. Rees, Jr., Director           Air  Conditioning  and  Refrigeration  President
                                          Institute (1997-2001 - retired
                                          1/2002)
----------------------------------------- -------------------------------------- --------------------------------------
George C. Lynch, Director                 Central Services (1997-2001 -          Director
                                          retired 1/2002)
----------------------------------------- -------------------------------------- --------------------------------------
John A. Johnson, President and Director   5Star Financial LLC, AFBA 5Star        President and Director
                                          Fund, Inc.

                                          AFBA Five Star Securities Company      President, General Principal and
                                                                                 Director
----------------------------------------- -------------------------------------- --------------------------------------
Kimberley  E.  Wooding,  Executive  Vice  5Star Life Insurance Company           Executive Vice  President,  Finance &
President - Finance & Compliance,  Chief                                         Compliance, Chief Financial Officer
Financial Officer
                                          AFBA 5Star Fund, Inc.                  Treasurer and Chief Financial Officer

                                                                                 Financial/Operations   Principal  and
                                          AFBA Five Star Securities Company      Chief Financial Officer
----------------------------------------- -------------------------------------- --------------------------------------
Andrew J. Welle, Vice President           AFBA 5Star Fund, Inc.                  Vice President and Secretary

                                          AFBA Five Star Securities Company      General Principal and Secretary
----------------------------------------- -------------------------------------- --------------------------------------




----------------------------------------- -------------------------------------- --------------------------------------
   NAME AND POSITION WITH AFBA 5STAR                  OTHER COMPANY                   POSITION WITH OTHER COMPANY
     INVESTMENT MANAGEMENT COMPANY
----------------------------------------- -------------------------------------- --------------------------------------
Lorraine J. Lennon, Compliance Officer    5Star Life Insurance Company, AFBA     Vice President and Compliance Officer
                                          5Star Fund, Inc.
                                                                                 General   Principal  and   Compliance
                                          AFBA Five Star Securities Company      Officer
----------------------------------------- -------------------------------------- --------------------------------------
Jeffrey C. Sandefur,  Sr. Vice President  AFBA, 5Star Financial LLC, 5Star       Sr. Vice President and Secretary
and Secretary                             Life Insurance Company

                                          AFBA 5Star Fund, Inc.                  Assistant Secretary
----------------------------------------- -------------------------------------- --------------------------------------
Marshal L. Cole, General Counsel          AFBA, 5Star Financial LLC, 5Star       General Counsel and Director
                                          Life Insurance Company, 5Star Bank,
                                          AFBA 5Star Fund, Inc.

                                          AFBA Five Star Securities Company      Director
----------------------------------------- -------------------------------------- --------------------------------------


----------------------------------------- -------------------------------------- --------------------------------------
    NAME AND POSITION WITH KORNITZER                  OTHER COMPANY                   POSITION WITH OTHER COMPANY
           CAPITAL MANAGEMENT
----------------------------------------- -------------------------------------- --------------------------------------
John C. Kornitzer, President              AFBA 5Star Fund, Inc.                  Director
----------------------------------------- -------------------------------------- --------------------------------------
Kent Gasaway, Sr. Vice President          None
----------------------------------------- -------------------------------------- --------------------------------------
Robert Male, Sr. Vice President           None
----------------------------------------- -------------------------------------- --------------------------------------
Grant P. Sarris, Sr. Vice President       None
----------------------------------------- -------------------------------------- --------------------------------------


The principal business of AFBA 5Star Investment Management Company and Kornitzer Capital Management, Inc. is the provision of investment management services to individuals and businesses.

ITEM 26.  PRINCIPAL UNDERWRITER

PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of April 16, 2004:

AB Funds Trust
AFBA 5Star Fund, Inc.
Atlantic Whitehall Funds Trust
ASA Hedged Equity Fund LLC
ASA Debt Arbitrage Fund LLC
ASA Market Neutral Equity Fund LLC
ASA Managed Futures Fund LLC
Columbia Floating Rate Fund
Columbia Floating Rate Advantage Fund
Columbia Institutional Floating Rate Fund
Forward Funds, Inc
Harris Insight Funds Trust
Hillview Investment Trust II
Kalmar Pooled Investment Trust
Matthews Asian Funds
Metropolitan West Funds Pictet Funds
The RBB Fund, Inc.
RS Investment Trust
Scudder Investments VIT Funds
Stratton Growth Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.
Tomorrow Funds Retirement Trust
Trainer, Wortham First Mutual Funds
Van Wagoner Funds
Weiss, Peck & Greer Funds Trust
Weiss, Peck & Greer International Fund
Wilshire Mutual Funds, Inc.
WPG Large Cap Growth Fund
WPG Tudor Fund
WT Investment Trust

Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

BlackRock Provident Institutional Funds
BlackRock Funds, Inc.
International Dollar Reserve Fund I, Ltd.

Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

Northern Funds Trust
Northern Institutional Funds Trust


Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.: ABN AMRO Funds



         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406



(b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Brian Burns              -     Chairman, Chief Executive Officer,
                                        Director and President
         Michael Denofrio         -     Director
         Nick Marsini             -     Director
         Timothy Mahoney          -     Director & Senior Vice President
         Rita G. Adler            -     Chief Compliance Officer
         Christine A. Ritch       -     Chief Legal Officer,
                                        Assistant Secretary and Assistant Clerk
         Salvatore Faia           -     Secretary and Clerk
         Christopher S. Conner    -     Vice President and
                                        Anti-Money Laundering Officer
         Julie Bartos             -     Assistant Secretary and Assistant Clerk
         Bradley A. Stearns       -     Assistant Secretary and Assistant Clerk
         Linda Toepel             -     Assistant Secretary and Assistant Clerk
         Craig Stokarski          -     Treasurer and
                                        Financial & Operations Principal
         Douglas D. Castagna      -     Controller and Assistant Treasurer
         Bruno Di Stefano         -     Vice President
         Susan K. Moscaritolo     -     Vice President

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of PFPC Inc., at 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 28. MANAGEMENT SERVICES.

There are no management related service contracts not discussed in Part A or Part B.

ITEM 29. UNDERTAKINGS.

Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Alexandria, and Commonwealth of Virginia on the 29th day of July 2004.



                                                       AFBA 5STAR FUND, INC.

                                                       /S/ JOHN A. JOHNSON
                                                       John A. Johnson
                                                       President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                                                         TITLE                             DATE

 /s/ C.C. Blanton                                         Chairman and Director                 July 29, 2004
------------------------------------------------
C.C. Blanton

 /s/ John A. Johnson                                      President and Director                July 29, 2004
------------------------------------------------
John A. Johnson

                                                                 Director                       July 29, 2004
------------------------------------------------
John S. Fairfield*

                                                                 Director                       July 29, 2004
------------------------------------------------
Monroe W. Hatch, Jr.*

                                                                 Director                       July 29, 2004
------------------------------------------------
John C. Kornitzer*

                                                                 Director                       July 29, 2004
------------------------------------------------
Henry J. Sechler*

                                                                 Director                       July 29, 2004
------------------------------------------------
Louis C. Wagner, Jr.*


/s/ Kimberly E. Wooding                            Principal Accounting Officer, Chief          July 29, 2004
------------------------------------------------     Financial Officer and Treasurer
Kimberley E. Wooding

*By /s/ C.C. Blanton                               Attorney-in-Fact (Pursuant to Power of       July 29, 2004
------------------------------------------------        Attorney previously filed.)
C.C. Blanton

